UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2021

Item 1. Reports to Stockholders.

(a)

The Registrant’s annual report on behalf of its series, Natixis Sustainable Future 2035 Fund, as transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

January 31, 2021

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, L.P.*

AIA U.S. Large Cap Value ESG Segment

AIA U.S. Small/Mid Cap ESG Segment

AIA International Developed Markets Equity ESG Segment

Active Index Advisors®, a division of Natixis Advisors, L.P.

Harris Associates Large Cap Value Segment

Harris Associates L.P.**

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis Sayles Inflation Protected Securities Fund***

Loomis Sayles Limited Term Government and Agency Fund***

Loomis, Sayles & Company, L.P.**

Mirova Climate Ambition U.S. Equity Segment

Mirova Global Green Bond Fund***

Mirova International Sustainable Equity Fund***

Mirova US LLC**

WCM Focused International Growth Fund***

WCM Focused Emerging Markets Fund***

WCM Investment Management

2015 Fund    Class N    NSFBX

2020 Fund    Class N    NSFDX

2025 Fund    Class N    NSFEX

2030 Fund    Class N    NSFFX

2035 Fund    Class N    NSFGX

2040 Fund    Class N    NSFHX

2045 Fund    Class N    NSFJX

2050 Fund    Class N    NSFKX

2055 Fund    Class N    NSFLX

2060 Fund    Class N    NSFMX

*

Natixis Advisors, L.P. is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Subadviser

***	Affiliated mutual fund

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions

Given the onset of the Covid-19 pandemic in 2020, the 12-month period ending January 31, 2021 was one with many different themes as the world sought to solve a global health crisis. After a strong start to 2020, volatility exploded across global markets in late February in response to the pandemic. Energy markets plummeted, as did yields, and equity markets spent over three weeks in crisis.

Towards the end of March, supported by fiscal and monetary intervention from central banks and policymakers around the world, the freefall halted and began to reverse. Over the rest of the year, equity markets rallied sharply, led by technology stocks and those businesses less fazed by a global health crisis. Despite the strong rally, volatility remained above long-term averages throughout the year.

Unrest around the US presidential election, rising Covid-19 cases, and ongoing Brexit negotiations led to somewhat higher volatility in September and October. Markets weighed the balance between hope for a vaccine and fear of further lockdowns and restrictions. In November and December, hope seemed to prevail, with the election generally resolved and the development and testing of vaccines. Equity markets surged, with somewhat of a rotation toward cyclically oriented areas that had been harder hit by the pandemic. Despite a strong start to the month, January 2021 proved to be a lackluster start to the new year with weakness across equity and fixed income markets, and a continued rotation toward cyclically exposed businesses.

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Performance Results

For the 12-month period ending January 31, 2021, all ten Natixis Sustainable Future Funds® posted gains, ranging from 12.97% for the shortest-dated 2015 Fund to 19.09% for the longest-dated 2060 Fund. All Fund vintages outperformed their peer-based S&P Target Date benchmarks, by margins ranging from 3.05% for the 2055 Fund to 4.50% for the 2020 fund.

Fund Name	Fund Performance as of 1/31/2021	Benchmark	Benchmark Performance as of 1/31/2021
Natixis Sustainable Future 2015 Fund	12.97%	S&P Target Date 2015® Index[1]	9.64%
Natixis Sustainable Future 2020 Fund	14.26	S&P Target Date 2020® Index[1]	9.76
Natixis Sustainable Future 2025 Fund	14.35	S&P Target Date 2025® Index[1]	11.07
Natixis Sustainable Future 2030 Fund	15.88	S&P Target Date 2030® Index[1]	12.11
Natixis Sustainable Future 2035 Fund	16.62	S&P Target Date 2035® Index[1]	13.35
Natixis Sustainable Future 2040 Fund	18.04	S&P Target Date 2040® Index[1]	14.23
Natixis Sustainable Future 2045 Fund	18.30	S&P Target Date 2045® Index[1]	14.68
Natixis Sustainable Future 2050 Fund	19.05	S&P Target Date 2050® Index[1]	15.00
Natixis Sustainable Future 2055 Fund	18.07	S&P Target Date 2055® Index[1]	15.02
Natixis Sustainable Future 2060 Fund	19.09	S&P Target Date 2060+ Index[1]	15.15

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

Performance Explanation

Both the Funds’ fixed income and equity allocations posted positive absolute returns and contributed to the Funds’ performance for the 12-month period ending January 31, 2021.

While the Funds are managed to our internal asset allocation glide path (the Funds’ targeted mix of equity and fixed income allocations, which becomes more conservative over time as the target retirement date nears) rather than to the S&P Target Date benchmarks, we like to understand how the Funds’ performance compares to these peer-based benchmarks and why. During the 12-month period, the Funds’ outperformance relative to the S&P Target Date benchmarks was due primarily to our slight overweight to equities and underweight to fixed income. Importantly, despite the higher equity allocation, the Funds performed in line with their S&P Target Date benchmarks during the steep equity market decline that began February 20th and ended March 23rd, during which the S&P 500® Index1 declined 33.8%. The Funds outperformed their respective benchmarks during the equity market recovery that followed.

More specifically, the Funds’ exposure to growth equities was additive to results given the strong outperformance of growth vs value stocks during the 12-month period. In particular, the Mirova Climate Ambition U.S. Equity strategy significantly outperformed its benchmark, the S&P 500®. On the other hand, exposure to the Loomis Sayles All Cap Growth strategy was a relative detractor as the strategy underperformed its asset class benchmark. While the Harris Large Cap Value strategy had been a relative detractor for most of the period, the strategy was particularly additive during the fourth quarter of 2020 as investors rotated toward stocks that had been harder hit by the pandemic and value outperformed growth. Within our international developed equity allocation, the Mirova International Sustainable Equity Fund also exhibited strong performance. On the fixed income side, the Funds’ underweight to investment grade fixed income contributed to returns relative to the S&P Target Date benchmarks. All the fixed income fund investments generally performed in line with their respective asset class benchmarks.

Portfolio Positioning

As expected in a period marked by significant moves in the markets, we rebalanced the Funds several times early in the period in an effort to return their exposures back to target. Specifically, the Funds were rebalanced twice during March 2020 to reduce overweights to fixed income and underweights to equity, which were a result of the precipitous decline in the equity markets during that period. The Funds were then rebalanced once in April and again in May to increase fixed income and reduce equity exposure, as they had become underweight fixed income and overweight equity due to the reversal and advance of the equity markets following the sharp decline.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

Effective October 30, 2020, we also implemented changes to the underlying manager lineup by adding two new underlying funds — the WCM Focused International Growth Fund and WCM Focused Emerging Markets Fund — and removing the AIA Emerging Markets ESG Segment. These changes were designed to pursue new opportunities and improve the underlying constituents of the Funds. The Funds’ asset class exposures, however, did not change as a result of these modifications.

Finally, effective December 31, 2020, in an effort to further enhance and streamline the day-to-day management of the Funds, Natixis Advisors fully assumed the glide path and related responsibilities from Wilshire Associates Incorporated (which then ceased to be a sub-adviser). The Funds’ asset allocation glide path did not change as a result of this transition, as we believe it continues to be appropriate and in the best interest of the shareholders to maintain it.

Outlook

Despite 2020 ending on a more positive economic note, we remain in the midst of a global health crisis that affects individuals and the capital markets in a number of different ways. The unprecedented conditions that characterized most of 2020 will take time to resolve and the pace of inoculations remains a risk. While interest rates will likely remain at historic lows for some time, the equity market recovery has been uneven. The expectation is for volatility to continue as the pace of recovery remains uncertain.

As we continue to navigate this uncertainty, we encourage you to maintain a long-term perspective when it comes to your investments. We thank you for your continued trust and wish the best for you and your family in the coming months.

1

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large-cap segment of the U.S. equities market.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

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Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	43.03%
AIA International Developed Markets Equity ESG Segment	3.97
AIA Large Cap Value ESG Segment	3.90
AIA U.S. Small/Mid Cap ESG Segment	5.74
Harris Associates Large Cap Value Segment	7.10
Loomis Sayles All Cap Growth Segment	6.81
Mirova Climate Ambition U.S. Equity Segment	6.11
Mirova International Sustainable Equity Fund	4.18
WCM Focused Emerging Markets Fund	1.06
WCM Focused International Growth Fund	4.16
Fixed Income	54.99
Loomis Sayles Core Fixed Income Segment	20.37
Loomis Sayles Inflation Protected Securities Fund	12.91
Loomis Sayles Limited Term Government and Agency Fund	11.34
Mirova Global Green Bond Fund	10.37
Cash	1.98

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	12.97%	9.24%	3.36%	0.55%

Comparative Performance
S&P Target Date 2015® Index[1]	9.64	7.41

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	51.93%
AIA International Developed Markets Equity ESG Segment	4.55
AIA Large Cap Value ESG Segment	3.98
AIA U.S. Small/Mid Cap ESG Segment	7.50
Harris Associates Large Cap Value Segment	8.97
Loomis Sayles All Cap Growth Segment	8.17
Mirova Climate Ambition U.S. Equity Segment	7.20
Mirova International Sustainable Equity Fund	4.73
WCM Focused Emerging Markets Fund	2.13
WCM Focused International Growth Fund	4.70
Fixed Income	45.69
Loomis Sayles Core Fixed Income Segment	18.60
Loomis Sayles Inflation Protected Securities Fund	8.28
Loomis Sayles Limited Term Government and Agency Fund	9.62
Mirova Global Green Bond Fund	9.19
Cash	2.38

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.26%	10.05%	3.34%	0.55%

Comparative Performance
S&P Target Date 2020® Index[1]	9.76	7.77

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	57.04%
AIA International Developed Markets Equity ESG Segment	5.77
AIA Large Cap Value ESG Segment	0.00
AIA U.S. Small/Mid Cap ESG Segment	8.33
Harris Associates Large Cap Value Segment	9.90
Loomis Sayles All Cap Growth Segment	9.95
Mirova Climate Ambition U.S. Equity Segment	8.46
Mirova International Sustainable Equity Fund	5.67
WCM Focused Emerging Markets Fund	3.22
WCM Focused International Growth Fund	5.74
Fixed Income	40.79
Loomis Sayles Core Fixed Income Segment	18.70
Loomis Sayles Inflation Protected Securities Fund	5.69
Loomis Sayles Limited Term Government and Agency Fund	8.21
Mirova Global Green Bond Fund	8.19
Cash	2.17

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.35%	10.41%	3.82%	0.56%

Comparative Performance
S&P Target Date 2025® Index[1]	11.07	8.54

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

7  |

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	67.07%
AIA International Developed Markets Equity ESG Segment	6.39
AIA Large Cap Value ESG Segment	5.91
AIA U.S. Small/Mid Cap ESG Segment	8.79
Harris Associates Large Cap Value Segment	10.69
Loomis Sayles All Cap Growth Segment	10.89
Mirova Climate Ambition U.S. Equity Segment	8.41
Mirova International Sustainable Equity Fund	6.81
WCM Focused Emerging Markets Fund	3.09
WCM Focused International Growth Fund	6.09
Fixed Income	30.88
Loomis Sayles Core Fixed Income Segment	14.28
Loomis Sayles Inflation Protected Securities Fund	5.06
Loomis Sayles Limited Term Government and Agency Fund	5.01
Mirova Global Green Bond Fund	6.53
Cash	2.05

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	15.88%	11.35%	3.99%	0.57%

Comparative Performance
S&P Target Date 2030® Index[1]	12.11	9.21

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

9  |

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	75.44%
AIA International Developed Markets Equity ESG Segment	6.87
AIA Large Cap Value ESG Segment	6.40
AIA U.S. Small/Mid Cap ESG Segment	10.18
Harris Associates Large Cap Value Segment	12.14
Loomis Sayles All Cap Growth Segment	12.23
Mirova Climate Ambition U.S. Equity Segment	9.85
Mirova International Sustainable Equity Fund	7.09
WCM Focused Emerging Markets Fund	3.54
WCM Focused International Growth Fund	7.14
Fixed Income	22.52
Loomis Sayles Core Fixed Income Segment	9.69
Loomis Sayles Inflation Protected Securities Fund	4.28
Loomis Sayles Limited Term Government and Agency Fund	3.74
Mirova Global Green Bond Fund	4.81
Cash	2.04

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	16.62%	12.10%	3.55%	0.58%

Comparative Performance
S&P Target Date 2035® Index[1]	13.35	9.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	83.32%
AIA International Developed Markets Equity ESG Segment	7.36
AIA Large Cap Value ESG Segment	6.91
AIA U.S. Small/Mid Cap ESG Segment	10.69
Harris Associates Large Cap Value Segment	13.74
Loomis Sayles All Cap Growth Segment	13.78
Mirova Climate Ambition U.S. Equity Segment	10.83
Mirova International Sustainable Equity Fund	8.19
WCM Focused Emerging Markets Fund	4.09
WCM Focused International Growth Fund	7.73
Fixed Income	14.72
Loomis Sayles Core Fixed Income Segment	6.08
Loomis Sayles Inflation Protected Securities Fund	2.70
Loomis Sayles Limited Term Government and Agency Fund	2.16
Mirova Global Green Bond Fund	3.78
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	18.04%	12.67%	4.06%	0.59%

Comparative Performance
S&P Target Date 2040® Index[1]	14.23	10.36

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	88.73%
AIA International Developed Markets Equity ESG Segment	8.45
AIA Large Cap Value ESG Segment	7.49
AIA U.S. Small/Mid Cap ESG Segment	10.94
Harris Associates Large Cap Value Segment	14.34
Loomis Sayles All Cap Growth Segment	14.46
Mirova Climate Ambition U.S. Equity Segment	11.52
Mirova International Sustainable Equity Fund	8.49
WCM Focused Emerging Markets Fund	4.49
WCM Focused International Growth Fund	8.55
Fixed Income	9.36
Loomis Sayles Core Fixed Income Segment	4.09
Loomis Sayles Inflation Protected Securities Fund	2.11
Loomis Sayles Limited Term Government and Agency Fund	1.58
Mirova Global Green Bond Fund	1.58
Cash	1.91

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	18.30%	13.06%	4.72%	0.59%

Comparative Performance
S&P Target Date 2045® Index[1]	14.68	10.61

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

13  |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	92.34%
AIA International Developed Markets Equity ESG Segment	8.92
AIA Large Cap Value ESG Segment	7.95
AIA U.S. Small/Mid Cap ESG Segment	11.37
Harris Associates Large Cap Value Segment	14.32
Loomis Sayles All Cap Growth Segment	14.41
Mirova Climate Ambition U.S. Equity Segment	11.44
Mirova International Sustainable Equity Fund	9.65
WCM Focused Emerging Markets Fund	5.08
WCM Focused International Growth Fund	9.20
Fixed Income	5.65
Loomis Sayles Core Fixed Income Segment	4.04
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.61
Cash	2.01

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	19.05%[4]	13.26%	4.84%	0.60%

Comparative Performance
S&P Target Date 2050® Index[1]	15.00	10.78

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

15  |

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	92.28%
AIA International Developed Markets Equity ESG Segment	8.88
AIA Large Cap Value ESG Segment	7.99
AIA U.S. Small/Mid Cap ESG Segment	11.33
Harris Associates Large Cap Value Segment	14.37
Loomis Sayles All Cap Growth Segment	14.35
Mirova Climate Ambition U.S. Equity Segment	11.42
Mirova International Sustainable Equity Fund	9.65
WCM Focused Emerging Markets Fund	5.10
WCM Focused International Growth Fund	9.19
Fixed Income	5.68
Loomis Sayles Core Fixed Income Segment	4.09
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.59
Cash	2.04

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	18.07%	13.14%	5.22%	0.60%

Comparative Performance
S&P Target Date 2055® Index[1]	15.02	10.84

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 18.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2021

See notes to chart on page 18.

Asset Allocation as of January 31, 2021*

% of Net Assets
Equity	92.45%
AIA International Developed Markets Equity ESG Segment	8.90
AIA Large Cap Value ESG Segment	8.00
AIA U.S. Small/Mid Cap ESG Segment	11.28
Harris Associates Large Cap Value Segment	14.49
Loomis Sayles All Cap Growth Segment	14.40
Mirova Climate Ambition U.S. Equity Segment	11.43
Mirova International Sustainable Equity Fund	9.67
WCM Focused Emerging Markets Fund	5.11
WCM Focused International Growth Fund	9.17
Fixed Income	5.55
Loomis Sayles Core Fixed Income Segment	3.99
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.56
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

17  |

Average Annual Total Returns—January 31, 20212

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	19.09%	13.41%	5.62%	0.60%

Comparative Performance
S&P Target Date 2060+ Index[1]	15.15	11.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

|  18

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

19  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2020 through January 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,083.80	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,100.50	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,108.00	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.68

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.33%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  20

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,128.60	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.43	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,147.60	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	$1.83

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.36%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,157.90	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,166.40	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,172.00	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

21  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,169.60	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	$1.93

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 8/1/2020	ENDING ACCOUNT VALUE 1/31/2021	EXPENSES PAID DURING PERIOD* 8/1/2020 – 1/31/2021
Class N
Actual	$1,000.00	$1,178.90	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  22

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 29.9% of Net Assets
	Aerospace & Defense — 0.5%
10	Axon Enterprise, Inc.(a)	$1,642
58	Boeing Co. (The)	11,263
24	General Dynamics Corp.	3,520
2	L3Harris Technologies, Inc.	343
14	Moog, Inc., Class A	1,034
27	Raytheon Technologies Corp.	1,802

		19,604

	Air Freight & Logistics — 0.3%
93	Expeditors International of Washington, Inc.	8,325
15	United Parcel Service, Inc., Class B	2,325

		10,650

	Airlines — 0.1%
5	Alaska Air Group, Inc.	244
20	Delta Air Lines, Inc.	759
136	JetBlue Airways Corp.(a)	1,951

		2,954

	Auto Components — 0.2%
51	Aptiv PLC	6,814
6	BorgWarner, Inc.	252
92	Dana, Inc.	1,781
13	Visteon Corp.(a)	1,657

		10,504

	Automobiles — 0.3%
187	General Motors Co.	9,477
13	Thor Industries, Inc.	1,573

		11,050

	Banks — 1.4%
38	Ameris Bancorp	1,486
68	BancorpSouth Bank	1,880
321	Bank of America Corp.	9,518
158	Citigroup, Inc.	9,162
50	Citizens Financial Group, Inc.	1,822
48	Columbia Banking System, Inc.	1,849
7	Comerica, Inc.	400
30	Cullen/Frost Bankers, Inc.	2,767
20	Fifth Third Bancorp	579
120	Fulton Financial Corp.	1,608
32	Huntington Bancshares, Inc.	423
60	International Bancshares Corp.	2,269
81	KeyCorp	1,366
14	M&T Bank Corp.	1,854
81	People’s United Financial, Inc.	1,106
29	PNC Financial Services Group, Inc. (The)	4,162
95	Regions Financial Corp.	1,616
51	TCF Financial Corp.	1,982
93	Truist Financial Corp.	4,462
87	Trustmark Corp.	2,390
42	U.S. Bancorp	1,800
160	Wells Fargo & Co.	4,781
25	Wintrust Financial Corp.	1,505

		60,787

	Beverages — 0.7%
73	Coca-Cola Co. (The)	3,515
36	Constellation Brands, Inc., Class A	7,593
137	Keurig Dr Pepper, Inc.	4,357
145	Monster Beverage Corp.(a)	12,590
26	PepsiCo, Inc.	3,551

		31,606

	Biotechnology — 0.7%
21	AbbVie, Inc.	$2,152
18	Amgen, Inc.	4,346
5	Biogen, Inc.(a)	1,413
37	BioMarin Pharmaceutical, Inc.(a)	3,063
52	Gilead Sciences, Inc.	3,411
8	Ligand Pharmaceuticals, Inc.(a)	1,483
23	Regeneron Pharmaceuticals, Inc.(a)	11,588

		27,456

	Building Products — 0.2%
12	Carrier Global Corp.	462
11	Johnson Controls International PLC	548
9	Lennox International, Inc.	2,480
27	Owens Corning	2,095
17	Trex Co., Inc.(a)	1,560

		7,145

	Capital Markets — 1.8%
4	Ameriprise Financial, Inc.	792
259	Bank of New York Mellon Corp. (The)	10,316
4	BlackRock, Inc.	2,805
190	Charles Schwab Corp. (The)	9,793
6	CME Group, Inc.	1,091
21	FactSet Research Systems, Inc.	6,349
29	Franklin Resources, Inc.	762
25	Goldman Sachs Group, Inc. (The)	6,779
12	Intercontinental Exchange, Inc.	1,324
13	Invesco Ltd.	268
45	Janus Henderson Group PLC	1,384
57	KKR & Co., Inc.	2,220
12	Moody’s Corp.	3,195
4	Morgan Stanley	268
12	MSCI, Inc.	4,744
46	Northern Trust Corp.	4,103
16	S&P Global, Inc.	5,072
78	SEI Investments Co.	4,122
171	State Street Corp.	11,970
2	T. Rowe Price Group, Inc.	313

		77,670

	Chemicals — 0.3%
3	Air Products & Chemicals, Inc.	800
12	DuPont de Nemours, Inc.	953
3	Ecolab, Inc.	614
26	HB Fuller Co.	1,323
18	Innospec, Inc.	1,580
19	Linde PLC	4,663
22	Minerals Technologies, Inc.	1,356
3	PPG Industries, Inc.	404
1	Sherwin-Williams Co. (The)	692
13	Stepan Co.	1,465

		13,850

	Commercial Services & Supplies — 0.1%
25	Healthcare Services Group, Inc.	811
12	MSA Safety, Inc.	1,873
3	Republic Services, Inc.	272
18	Tetra Tech, Inc.	2,188
6	Waste Management, Inc.	668

		5,812

	Communications Equipment — 0.3%
13	Arista Networks, Inc.(a)	3,998
29	Ciena Corp.(a)	1,548
157	Cisco Systems, Inc.	6,999
3	F5 Networks, Inc.(a)	588
16	Lumentum Holdings, Inc.(a)	1,501

		14,634

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.1%
56	AECOM(a)	$2,806
69	Fluor Corp.	1,193

		3,999

	Consumer Finance — 0.8%
309	Ally Financial, Inc.	11,692
64	American Express Co.	7,441
107	Capital One Financial Corp.	11,156
15	Green Dot Corp., Class A(a)	753
16	PROG Holdings, Inc.	755

		31,797

	Containers & Packaging — 0.1%
22	Ball Corp.	1,937
20	International Paper Co.	1,006
88	O-I Glass, Inc.	1,112

		4,055

	Distributors — 0.0%
13	Genuine Parts Co.	1,220

	Diversified Telecommunication Services — 0.2%
71	AT&T, Inc.	2,033
380	Lumen Technologies, Inc.	4,704

		6,737

	Electric Utilities — 0.4%
45	American Electric Power Co., Inc.	3,641
70	Edison International	4,071
11	Eversource Energy	963
17	IDACORP, Inc.	1,501
66	NextEra Energy, Inc.	5,338
17	PPL Corp.	470

		15,984

	Electrical Equipment — 0.4%
7	Acuity Brands, Inc.	842
128	Ballard Power Systems, Inc.(a)	4,374
15	Eaton Corp. PLC	1,765
10	Generac Holdings, Inc.(a)	2,464
11	Hubbell, Inc.	1,712
11	Rockwell Automation, Inc.	2,734
20	Sunrun, Inc.(a)	1,385

		15,276

	Electronic Equipment, Instruments & Components — 0.5%
4	Amphenol Corp., Class A	499
31	Avnet, Inc.	1,095
32	Cognex Corp.	2,628
8	Coherent, Inc.(a)	1,607
15	Corning, Inc.	538
48	Itron, Inc.(a)	4,129
6	Littelfuse, Inc.	1,460
6	Rogers Corp.(a)	936
47	TE Connectivity Ltd.	5,659
38	Trimble, Inc.(a)	2,505
57	Vishay Intertechnology, Inc.	1,228

		22,284

	Energy Equipment & Services — 0.2%
241	Archrock, Inc.	2,138
47	Baker Hughes Co.	944
35	NOV, Inc.	433
216	Schlumberger NV	4,797
37	TechnipFMC PLC	396

		8,708

	Entertainment — 0.6%
14	Activision Blizzard, Inc.	$1,274
29	Cinemark Holdings, Inc.	587
24	Electronic Arts, Inc.	3,437
12	Netflix, Inc.(a)	6,388
93	Walt Disney Co. (The)(a)	15,640

		27,326

	Food & Staples Retailing — 0.1%
24	BJ’s Wholesale Club Holdings, Inc.(a)	1,010
31	Kroger Co. (The)	1,069
76	SpartanNash Co.	1,408
12	Sysco Corp.	858
26	Walgreens Boots Alliance, Inc.	1,306

		5,651

	Food Products — 0.2%
25	Campbell Soup Co.	1,203
8	Conagra Brands, Inc.	277
30	Darling Ingredients, Inc.(a)	1,860
18	General Mills, Inc.	1,046
32	Hain Celestial Group, Inc. (The)(a)	1,331
25	Hormel Foods Corp.	1,172
17	Ingredion, Inc.	1,283
6	J.M. Smucker Co. (The)	698
11	Kellogg Co.	648
4	McCormick & Co., Inc.	358

		9,876

	Gas Utilities — 0.1%
36	New Jersey Resources Corp.	1,260
20	ONE Gas, Inc.	1,463
37	South Jersey Industries, Inc.	855
43	UGI Corp.	1,547

		5,125

	Health Care Equipment & Supplies — 0.6%
18	Abbott Laboratories	2,225
3	Baxter International, Inc.	230
2	Becton Dickinson & Co.	524
17	Boston Scientific Corp.(a)	602
3	Cooper Cos., Inc. (The)	1,092
6	Danaher Corp.	1,427
6	DENTSPLY SIRONA, Inc.	321
18	Edwards Lifesciences Corp.(a)	1,486
17	Globus Medical, Inc., Class A(a)	1,049
9	Haemonetics Corp.(a)	1,029
17	Hill-Rom Holdings, Inc.	1,633
11	Hologic, Inc.(a)	877
4	Intuitive Surgical, Inc.(a)	2,990
14	Medtronic PLC	1,559
47	Meridian Bioscience, Inc.(a)	1,039
15	Merit Medical Systems, Inc.(a)	812
9	Penumbra, Inc.(a)	2,350
5	Quidel Corp.(a)	1,255
2	STERIS PLC	374
4	Stryker Corp.	884
2	Varian Medical Systems, Inc.(a)	351

		24,109

	Health Care Providers & Services — 1.1%
6	Amedisys, Inc.(a)	1,724
8	Anthem, Inc.	2,376
15	BioTelemetry, Inc.(a)	1,072
48	Centene Corp.(a)	2,894
4	Chemed Corp.	2,072
11	Cigna Corp.	2,388

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
71	CVS Health Corp.	$5,087
16	Encompass Health Corp.	1,286
56	HCA Healthcare, Inc.	9,099
12	Henry Schein, Inc.(a)	790
19	Humana, Inc.	7,279
8	Laboratory Corp. of America Holdings(a)	1,831
66	MEDNAX, Inc.(a)	1,800
29	Patterson Cos., Inc.	919
13	Quest Diagnostics, Inc.	1,679
9	UnitedHealth Group, Inc.	3,002

		45,298

	Health Care Technology — 0.2%
74	Allscripts Healthcare Solutions, Inc.(a)	1,221
75	Cerner Corp.	6,008
31	HMS Holdings Corp.(a)	1,142

		8,371

	Hotels, Restaurants & Leisure — 0.8%
1	Chipotle Mexican Grill, Inc.(a)	1,480
16	Dine Brands Global, Inc.	1,100
59	Hilton Worldwide Holdings, Inc.	5,982
20	Jack in the Box, Inc.	1,883
199	MGM Resorts International	5,684
7	Royal Caribbean Cruises Ltd.	455
22	Shake Shack, Inc., Class A(a)	2,495
73	Starbucks Corp.	7,067
68	Wendy’s Co. (The)	1,387
80	Yum China Holdings, Inc.	4,537
26	Yum! Brands, Inc.	2,639

		34,709

	Household Durables — 0.2%
50	KB Home	2,082
38	Meritage Homes Corp.(a)	3,050
5	Mohawk Industries, Inc.(a)	718
68	Taylor Morrison Home Corp.(a)	1,767

		7,617

	Household Products — 0.3%
2	Clorox Co. (The)	419
73	Colgate-Palmolive Co.	5,694
43	Kimberly-Clark Corp.	5,680

		11,793

	Independent Power & Renewable Electricity Producers — 0.3%
34	AES Corp. (The)	829
40	Boralex, Inc., Class A	1,566
57	NextEra Energy Partners LP	4,646
24	Ormat Technologies, Inc.	2,740
46	Sunnova Energy International, Inc.(a)	2,017

		11,798

	Industrial Conglomerates — 0.2%
9	Carlisle Cos., Inc.	1,305
596	General Electric Co.	6,365
3	Honeywell International, Inc.	586

		8,256

	Insurance — 0.8%
11	Aflac, Inc.	497
13	Allstate Corp. (The)	1,393
177	American International Group, Inc.	6,627
24	Chubb Ltd.	3,496
31	First American Financial Corp.	1,621
10	Hanover Insurance Group, Inc. (The)	1,125
45	Hartford Financial Services Group, Inc. (The)	2,161
	Insurance — continued
5	Lincoln National Corp.	$227
16	Marsh & McLennan Cos., Inc.	1,759
98	MetLife, Inc.	4,719
23	Prudential Financial, Inc.	1,800
80	Reinsurance Group of America, Inc.	8,404
11	Travelers Cos., Inc. (The)	1,499

		35,328

	Interactive Media & Services — 1.4%
9	Alphabet, Inc., Class A(a)	16,446
11	Alphabet, Inc., Class C(a)	20,193
94	Facebook, Inc., Class A(a)	24,283

		60,922

	Internet & Direct Marketing Retail — 1.4%
60	Alibaba Group Holding Ltd., Sponsored ADR(a)	15,230
6	Amazon.com, Inc.(a)	19,237
5	Booking Holdings, Inc.(a)	9,722
173	eBay, Inc.	9,776
3	Etsy, Inc.(a)	597
3	Expedia Group, Inc.	372
229	Qurate Retail, Inc., Class A	2,886

		57,820

	IT Services — 1.5%
20	Accenture PLC, Class A	4,838
37	Akamai Technologies, Inc.(a)	4,108
49	Automatic Data Processing, Inc.	8,091
18	Cognizant Technology Solutions Corp., Class A	1,403
225	DXC Technology Co.	6,345
30	Fiserv, Inc.(a)	3,081
38	Gartner, Inc.(a)	5,773
29	MasterCard, Inc., Class A	9,173
9	Paychex, Inc.	786
86	Sabre Corp.	927
5	VeriSign, Inc.(a)	970
85	Visa, Inc., Class A	16,426
8	WEX, Inc.(a)	1,509

		63,430

	Leisure Products — 0.0%
45	Callaway Golf Co.	1,255

	Life Sciences Tools & Services — 0.4%
7	Agilent Technologies, Inc.	841
21	Illumina, Inc.(a)	8,955
4	IQVIA Holdings, Inc.(a)	711
38	NeoGenomics, Inc.(a)	2,015
16	Repligen Corp.(a)	3,200
4	Thermo Fisher Scientific, Inc.	2,039
3	Waters Corp.(a)	794

		18,555

	Machinery — 1.3%
22	AGCO Corp.	2,440
58	Caterpillar, Inc.	10,605
23	Cummins, Inc.	5,392
54	Deere & Co.	15,595
24	Flowserve Corp.	853
4	Illinois Tool Works, Inc.	777
28	ITT, Inc.	2,092
38	Kennametal, Inc.	1,439
22	Oshkosh Corp.	2,015
26	Parker-Hannifin Corp.	6,880
7	Proto Labs, Inc.(a)	1,483
32	Terex Corp.	1,144
24	Toro Co. (The)	2,262

		52,977

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.7%
1	Cable One, Inc.	$2,000
13	Charter Communications, Inc., Class A(a)	7,898
263	Comcast Corp., Class A	13,037
38	Discovery, Inc., Series A(a)	1,574
16	Discovery, Inc., Series C(a)	561
25	Fox Corp., Class A	780
19	Interpublic Group of Cos., Inc. (The)	457
30	New York Times Co. (The), Class A	1,488
23	News Corp., Class A	446
32	Omnicom Group, Inc.	1,996

		30,237

	Metals & Mining — 0.2%
91	Cleveland-Cliffs, Inc.	1,396
51	Commercial Metals Co.	1,004
4	Nucor Corp.	195
21	Reliance Steel & Aluminum Co.	2,438
15	Royal Gold, Inc.	1,603

		6,636

	Multi-Utilities — 0.1%
28	Consolidated Edison, Inc.	1,982
10	DTE Energy Co.	1,187
12	Sempra Energy	1,485
6	WEC Energy Group, Inc.	534

		5,188

	Multiline Retail — 0.1%
130	Macy’s, Inc.	1,955
15	Target Corp.	2,718

		4,673

	Oil, Gas & Consumable Fuels — 0.6%
340	Apache Corp.	4,855
54	ConocoPhillips	2,162
33	Devon Energy Corp.	543
60	Diamondback Energy, Inc.	3,401
139	EOG Resources, Inc.	7,084
61	EQT Corp.	995
37	Kinder Morgan, Inc.	521
168	Marathon Oil Corp.	1,216
27	ONEOK, Inc.	1,075
185	Southwestern Energy Co.(a)	698
19	Valero Energy Corp.	1,072
31	World Fuel Services Corp.	948

		24,570

	Paper & Forest Products — 0.0%
37	Louisiana-Pacific Corp.	1,406

	Personal Products — 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	237

	Pharmaceuticals — 0.8%
27	Bristol-Myers Squibb Co.	1,659
9	Eli Lilly & Co.	1,872
12	Jazz Pharmaceuticals PLC(a)	1,866
78	Merck & Co., Inc.	6,011
88	Novartis AG, Sponsored ADR	7,961
29	Novo Nordisk A/S, Sponsored ADR	2,018
14	Perrigo Co. PLC	598
65	Pfizer, Inc.	2,333
163	Roche Holding AG, Sponsored ADR	7,076
3	Zoetis, Inc.	463

		31,857

	Professional Services — 0.1%
22	Exponent, Inc.	$1,817
3	IHS Markit Ltd.	261
8	Insperity, Inc.	628
24	Korn Ferry	1,094
14	ManpowerGroup, Inc.	1,238
21	Nielsen Holdings PLC	469

		5,507

	Real Estate Management & Development — 0.1%
46	CBRE Group, Inc., Class A(a)	2,805
11	Jones Lang LaSalle, Inc.(a)	1,608

		4,413

	REITs – Apartments — 0.1%
44	American Campus Communities, Inc.	1,811
27	Camden Property Trust	2,758
13	Equity Residential	801

		5,370

	REITs – Diversified — 0.1%
13	American Tower Corp.	2,955
3	Crown Castle International Corp.	478
26	Weyerhaeuser Co.	811

		4,244

	REITs – Health Care — 0.0%
14	Ventas, Inc.	645
6	Welltower, Inc.	364

		1,009

	REITs – Hotels — 0.1%
43	Host Hotels & Resorts, Inc.	583
121	Park Hotels & Resorts, Inc.	2,018

		2,601

	REITs – Mortgage — 0.1%
61	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,608

	REITs – Office Property — 0.2%
2	Boston Properties, Inc.	183
67	Corporate Office Properties Trust	1,760
70	Douglas Emmett, Inc.	1,940
93	Easterly Government Properties, Inc.	2,041
33	Kilroy Realty Corp.	1,869

		7,793

	REITs – Shopping Centers — 0.1%
167	Brixmor Property Group, Inc.	2,827

	REITs – Storage — 0.0%
8	Iron Mountain, Inc.	269

	REITs – Warehouse/Industrials — 0.1%
19	CyrusOne, Inc.	1,386
25	ProLogis, Inc.	2,580

		3,966

	Road & Rail — 0.2%
8	CSX Corp.	686
12	Norfolk Southern Corp.	2,839
19	Ryder System, Inc.	1,189
10	Union Pacific Corp.	1,975

		6,689

	Semiconductors & Semiconductor Equipment — 1.5%
16	Advanced Micro Devices, Inc.(a)	1,370
4	Analog Devices, Inc.	589
10	Applied Materials, Inc.	967
23	Cirrus Logic, Inc.(a)	2,155
43	Cree, Inc.(a)	4,347

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
15	Enphase Energy, Inc.(a)	$2,735
54	First Solar, Inc.(a)	5,354
31	Ichor Holdings Ltd.(a)	1,119
59	Intel Corp.	3,275
2	Lam Research Corp.	968
5	Micron Technology, Inc.(a)	391
38	NVIDIA Corp.	19,745
65	QUALCOMM, Inc.	10,158
18	Silicon Laboratories, Inc.(a)	2,361
27	Texas Instruments, Inc.	4,474
10	Universal Display Corp.	2,308
3	Xilinx, Inc.	392

		62,708

	Software — 2.1%
11	Adobe, Inc.(a)	5,046
11	ANSYS, Inc.(a)	3,898
53	Autodesk, Inc.(a)	14,704
13	Blackbaud, Inc.	864
22	Bottomline Technologies, Inc.(a)	1,051
4	Citrix Systems, Inc.	533
6	Fair Isaac Corp.(a)	2,701
68	Microsoft Corp.	15,773
15	NortonLifeLock, Inc.	316
207	Oracle Corp.	12,509
11	Paylocity Holding Corp.(a)	2,062
16	PTC, Inc.(a)	2,127
12	Qualys, Inc.(a)	1,662
51	salesforce.com, Inc.(a)	11,504
19	SPS Commerce, Inc.(a)	1,879
53	Workday, Inc., Class A(a)	12,059

		88,688

	Specialty Retail — 0.5%
48	American Eagle Outfitters, Inc.	1,089
16	Asbury Automotive Group, Inc.(a)	2,282
1	AutoZone, Inc.(a)	1,118
11	Best Buy Co., Inc.	1,197
7	Five Below, Inc.(a)	1,230
22	Gap, Inc. (The)(a)	445
24	Home Depot, Inc. (The)	6,500
10	Lithia Motors, Inc., Class A	3,187
6	Lowe’s Cos., Inc.	1,001
14	Monro, Inc.	819
4	TJX Cos., Inc. (The)	256
3	Ulta Beauty, Inc.(a)	839
16	Williams-Sonoma, Inc.	2,063

		22,026

	Technology Hardware, Storage & Peripherals — 0.3%
392	Hewlett Packard Enterprise Co.	4,837
235	HP, Inc.	5,720
39	NCR Corp.(a)	1,301
7	Seagate Technology PLC	463

		12,321

	Textiles, Apparel & Luxury Goods — 0.3%
9	Deckers Outdoor Corp.(a)	2,628
293	Under Armour, Inc., Class A(a)	5,127
26	VF Corp.	1,999
36	Wolverine World Wide, Inc.	1,031

		10,785

	Thrifts & Mortgage Finance — 0.1%
52	Mr. Cooper Group, Inc.(a)	1,416
135	New York Community Bancorp, Inc.	1,412

		2,828

	Trading Companies & Distributors — 0.0%
11	GATX Corp.	$1,021

	Water Utilities — 0.2%
14	American Water Works Co., Inc.	2,226
99	Essential Utilities, Inc.	4,584

		6,810

	Wireless Telecommunication Services — 0.1%
25	Shenandoah Telecommunications Co.	972
23	T-Mobile US, Inc.(a)	2,900

		3,872

	Total Common Stocks (Identified Cost $1,012,319)	1,258,157

Principal Amount
Bonds and Notes — 20.9%
	Automotive — 0.3%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,018
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,127

		14,145

	Banking — 3.4%
7,000	American Express Co., 3.700%, 8/03/2023	7,556
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,156
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	8,080
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,655
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,433
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,498
7,000	Capital One Financial Corp., 3.300%, 10/30/2024	7,635
7,000	Citigroup, Inc., 4.600%, 3/09/2026	8,121
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,184
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,031
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,794
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,543
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,598
6,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	6,623
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,821
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,274
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,243
8,000	Truist Bank, 3.200%, 4/01/2024	8,673
7,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	7,571
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,475

		140,964

	Brokerage — 0.5%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,672
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,233

		19,905

	Cable Satellite — 0.2%
7,000	Comcast Corp., 3.000%, 2/01/2024	7,526

	Construction Machinery — 0.3%
8,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	8,060
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,134

		14,194

	Consumer Cyclical Services — 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,086
6,000	eBay, Inc., 3.800%, 3/09/2022	6,209

		12,295

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.9%
$9,000	Duke Energy Corp., 3.750%, 4/15/2024	$9,834
8,000	Entergy Corp., 0.900%, 9/15/2025	7,985
4,000	Exelon Corp., 4.050%, 4/15/2030	4,677
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,281
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,614

		37,391

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,346

	Financial Other — 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,274

	Food & Beverage — 0.6%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	8,191
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,886
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,566

		23,643

	Government Owned—No Guarantee — 0.4%
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,473

	Health Insurance — 0.4%
7,000	Anthem, Inc., 4.101%, 3/01/2028	8,183
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,702

		16,885

	Healthcare — 0.6%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,315
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,699
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,239
7,000	McKesson Corp., 3.950%, 2/16/2028	8,085
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,501

		26,839

	Independent Energy — 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	8,125

	Integrated Energy — 0.6%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,570
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,783
6,000	Shell International Finance BV, 6.375%, 12/15/2038	9,085

		25,438

	Life Insurance — 0.1%
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,306

	Media Entertainment — 0.1%
5,000	ViacomCBS, Inc., 4.750%, 5/15/2025	5,767

	Midstream — 0.4%
8,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,726
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,732

		17,458

	Mortgage Related — 2.9%
44,830	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	47,217
35,809	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	37,685
23,857	FNMA, 3.500%, with various maturities in 2049(b)	25,346
5,701	FNMA, 4.000%, 3/01/2050	6,108
6,099	FNMA, 4.500%, with various maturities in 2049(b)	6,629

		122,985

	Natural Gas — 0.2%
8,000	NiSource, Inc., 0.950%, 8/15/2025	8,009

	Oil Field Services — 0.2%
7,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$7,292

	Pharmaceuticals — 0.6%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,759
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,171
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,865

		23,795

	Property & Casualty Insurance — 0.2%
7,000	American International Group, Inc., 3.400%, 6/30/2030	7,811

	Railroads — 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,709

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,416

	Restaurants — 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	8,334

	Technology — 1.4%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,529
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,515
4,000	HP, Inc., 3.000%, 6/17/2027	4,386
4,000	Intel Corp., 2.450%, 11/15/2029	4,282
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,569
3,000	NVIDIA Corp., 2.850%, 4/01/2030	3,306
7,000	Oracle Corp., 2.950%, 5/15/2025	7,614
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,881
8,000	VMware, Inc., 2.950%, 8/21/2022	8,288

		57,370

	Treasuries — 4.9%
7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,033
19,000	U.S. Treasury Bond, 2.875%, 11/15/2046	23,328
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	26,219
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,824
19,000	U.S. Treasury Bond, 3.000%, 2/15/2049	24,054
4,000	U.S. Treasury Bond, 4.250%, 11/15/2040	5,819
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	10,382
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,296
20,000	U.S. Treasury Note, 0.375%, 11/30/2025	19,969
8,000	U.S. Treasury Note, 1.125%, 9/30/2021	8,056
27,000	U.S. Treasury Note, 1.625%, 8/31/2022	27,642
38,000	U.S. Treasury Note, 2.125%, 12/31/2022	39,453

		206,075

	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,777

	Wirelines — 0.2%
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	8,232

	Total Bonds and Notes (Identified Cost $861,561)	878,779

Shares
Exchange-Traded Funds — 4.0%
2,323	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $137,522)	168,046

Affiliated Mutual Funds — 44.1%
45,334	Loomis Sayles Inflation Protected Securities Fund, Class N	543,559
41,424	Loomis Sayles Limited Term Government and Agency Fund, Class N	478,029
40,664	Mirova Global Green Bond Fund, Class N	436,726

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds – continued
12,891	Mirova International Sustainable Equity Fund, Class N	$175,572
2,219	WCM Focused Emerging Markets Fund, Institutional Class	44,507
7,103	WCM Focused International Growth Fund, Institutional Class	175,029

	Total Affiliated Mutual Funds (Identified Cost $1,724,756)	1,853,422

Principal Amount
Short-Term Investments — 2.4%
$100,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $100,758 on 2/01/2021 collateralized by $96,800 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $103,104 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $100,758)	100,758

	Total Investments — 101.3% (Identified Cost $3,836,916)	4,259,162
	Other assets less liabilities — (1.3)%	(55,154)

	Net Assets — 100.0%	$4,204,008

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Fixed Income	55.6%
Equity	43.3
Short-Term Investments	2.4

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 36.8% of Net Assets
	Aerospace & Defense — 0.6%
9	Axon Enterprise, Inc.(a)	$1,478
49	Boeing Co. (The)	9,515
21	General Dynamics Corp.	3,080
1	L3Harris Technologies, Inc.	172
12	Moog, Inc., Class A	886
22	Raytheon Technologies Corp.	1,468

		16,599

	Air Freight & Logistics — 0.3%
78	Expeditors International of Washington, Inc.	6,983
12	United Parcel Service, Inc., Class B	1,860

		8,843

	Airlines — 0.1%
2	Alaska Air Group, Inc.	98
13	Delta Air Lines, Inc.	493
124	JetBlue Airways Corp.(a)	1,778

		2,369

	Auto Components — 0.3%
45	Aptiv PLC	6,012
5	BorgWarner, Inc.	210
84	Dana, Inc.	1,626
11	Visteon Corp.(a)	1,402

		9,250

	Automobiles — 0.3%
168	General Motors Co.	8,514
12	Thor Industries, Inc.	1,452

		9,966

	Banks — 1.8%
32	Ameris Bancorp	1,251
58	BancorpSouth Bank	1,604
289	Bank of America Corp.	8,569
143	Citigroup, Inc.	8,293
42	Citizens Financial Group, Inc.	1,530
44	Columbia Banking System, Inc.	1,695
3	Comerica, Inc.	172
28	Cullen/Frost Bankers, Inc.	2,583
18	Fifth Third Bancorp	521
101	Fulton Financial Corp.	1,353
27	Huntington Bancshares, Inc.	357
51	International Bancshares Corp.	1,928
61	KeyCorp	1,028
10	M&T Bank Corp.	1,325
66	People’s United Financial, Inc.	901
22	PNC Financial Services Group, Inc. (The)	3,157
71	Regions Financial Corp.	1,208
47	TCF Financial Corp.	1,826
71	Truist Financial Corp.	3,407
80	Trustmark Corp.	2,198
36	U.S. Bancorp	1,543
144	Wells Fargo & Co.	4,303
21	Wintrust Financial Corp.	1,264

		52,016

	Beverages — 0.9%
54	Coca-Cola Co. (The)	2,600
32	Constellation Brands, Inc., Class A	6,750
124	Keurig Dr Pepper, Inc.	3,943
122	Monster Beverage Corp.(a)	10,593
19	PepsiCo, Inc.	2,595

		26,481

	Biotechnology — 0.8%
17	AbbVie, Inc.	$1,742
14	Amgen, Inc.	3,380
4	Biogen, Inc.(a)	1,130
33	BioMarin Pharmaceutical, Inc.(a)	2,732
39	Gilead Sciences, Inc.	2,558
8	Ligand Pharmaceuticals, Inc.(a)	1,483
20	Regeneron Pharmaceuticals, Inc.(a)	10,077

		23,102

	Building Products — 0.2%
11	Carrier Global Corp.	424
10	Johnson Controls International PLC	498
9	Lennox International, Inc.	2,479
25	Owens Corning	1,940
16	Trex Co., Inc.(a)	1,468

		6,809

	Capital Markets — 2.3%
4	Ameriprise Financial, Inc.	792
225	Bank of New York Mellon Corp. (The)	8,962
3	BlackRock, Inc.	2,104
169	Charles Schwab Corp. (The)	8,710
5	CME Group, Inc.	909
19	FactSet Research Systems, Inc.	5,744
20	Franklin Resources, Inc.	526
23	Goldman Sachs Group, Inc. (The)	6,237
8	Intercontinental Exchange, Inc.	883
16	Invesco Ltd.	329
41	Janus Henderson Group PLC	1,261
51	KKR & Co., Inc.	1,986
10	Moody’s Corp.	2,663
2	Morgan Stanley	134
9	MSCI, Inc.	3,558
38	Northern Trust Corp.	3,389
14	S&P Global, Inc.	4,438
67	SEI Investments Co.	3,541
150	State Street Corp.	10,500
2	T. Rowe Price Group, Inc.	313

		66,979

	Chemicals — 0.4%
2	Air Products & Chemicals, Inc.	533
8	DuPont de Nemours, Inc.	636
4	Ecolab, Inc.	818
22	HB Fuller Co.	1,119
16	Innospec, Inc.	1,405
14	Linde PLC	3,436
19	Minerals Technologies, Inc.	1,171
3	PPG Industries, Inc.	404
1	Sherwin-Williams Co. (The)	692
11	Stepan Co.	1,239

		11,453

	Commercial Services & Supplies — 0.2%
20	Healthcare Services Group, Inc.	648
11	MSA Safety, Inc.	1,717
2	Republic Services, Inc.	181
17	Tetra Tech, Inc.	2,067
5	Waste Management, Inc.	557

		5,170

	Communications Equipment — 0.4%
11	Arista Networks, Inc.(a)	3,383
27	Ciena Corp.(a)	1,441
132	Cisco Systems, Inc.	5,885
2	F5 Networks, Inc.(a)	392
15	Lumentum Holdings, Inc.(a)	1,407

		12,508

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.1%
52	AECOM(a)	$2,605
64	Fluor Corp.	1,107

		3,712

	Consumer Finance — 1.0%
278	Ally Financial, Inc.	10,520
55	American Express Co.	6,394
97	Capital One Financial Corp.	10,113
14	Green Dot Corp., Class A(a)	703
13	PROG Holdings, Inc.	614

		28,344

	Containers & Packaging — 0.1%
16	Ball Corp.	1,408
14	International Paper Co.	704
81	O-I Glass, Inc.	1,024

		3,136

	Distributors — 0.0%
11	Genuine Parts Co.	1,033

	Diversified Telecommunication Services — 0.2%
57	AT&T, Inc.	1,632
322	Lumen Technologies, Inc.	3,986

		5,618

	Electric Utilities — 0.5%
33	American Electric Power Co., Inc.	2,670
58	Edison International	3,373
9	Eversource Energy	788
15	IDACORP, Inc.	1,324
55	NextEra Energy, Inc.	4,448
12	PPL Corp.	332

		12,935

	Electrical Equipment — 0.5%
6	Acuity Brands, Inc.	721
103	Ballard Power Systems, Inc.(a)	3,519
13	Eaton Corp. PLC	1,530
9	Generac Holdings, Inc.(a)	2,218
10	Hubbell, Inc.	1,556
9	Rockwell Automation, Inc.	2,237
17	Sunrun, Inc.(a)	1,178

		12,959

	Electronic Equipment, Instruments & Components — 0.7%
3	Amphenol Corp., Class A	375
29	Avnet, Inc.	1,024
29	Cognex Corp.	2,382
6	Coherent, Inc.(a)	1,205
11	Corning, Inc.	394
39	Itron, Inc.(a)	3,355
6	Littelfuse, Inc.	1,460
6	Rogers Corp.(a)	936
42	TE Connectivity Ltd.	5,057
35	Trimble, Inc.(a)	2,307
52	Vishay Intertechnology, Inc.	1,121

		19,616

	Energy Equipment & Services — 0.2%
220	Archrock, Inc.	1,952
33	Baker Hughes Co.	663
24	NOV, Inc.	297
167	Schlumberger NV	3,709
15	TechnipFMC PLC	160

		6,781

	Entertainment — 0.8%
10	Activision Blizzard, Inc.	$910
25	Cinemark Holdings, Inc.	506
19	Electronic Arts, Inc.	2,721
11	Netflix, Inc.(a)	5,856
76	Walt Disney Co. (The)(a)	12,781

		22,774

	Food & Staples Retailing — 0.2%
23	BJ’s Wholesale Club Holdings, Inc.(a)	968
21	Kroger Co. (The)	725
70	SpartanNash Co.	1,296
10	Sysco Corp.	715
18	Walgreens Boots Alliance, Inc.	904

		4,608

	Food Products — 0.3%
20	Campbell Soup Co.	962
6	Conagra Brands, Inc.	208
28	Darling Ingredients, Inc.(a)	1,736
15	General Mills, Inc.	871
30	Hain Celestial Group, Inc. (The)(a)	1,248
20	Hormel Foods Corp.	937
15	Ingredion, Inc.	1,132
4	J.M. Smucker Co. (The)	466
7	Kellogg Co.	413
2	McCormick & Co., Inc.	179

		8,152

	Gas Utilities — 0.2%
31	New Jersey Resources Corp.	1,085
17	ONE Gas, Inc.	1,243
34	South Jersey Industries, Inc.	786
37	UGI Corp.	1,332

		4,446

	Health Care Equipment & Supplies — 0.7%
15	Abbott Laboratories	1,854
1	Baxter International, Inc.	77
3	Becton Dickinson & Co.	785
12	Boston Scientific Corp.(a)	425
2	Cooper Cos., Inc. (The)	728
5	Danaher Corp.	1,189
4	DENTSPLY SIRONA, Inc.	214
15	Edwards Lifesciences Corp.(a)	1,239
16	Globus Medical, Inc., Class A(a)	987
8	Haemonetics Corp.(a)	914
15	Hill-Rom Holdings, Inc.	1,441
7	Hologic, Inc.(a)	558
4	Intuitive Surgical, Inc.(a)	2,990
11	Medtronic PLC	1,225
38	Meridian Bioscience, Inc.(a)	840
12	Merit Medical Systems, Inc.(a)	650
8	Penumbra, Inc.(a)	2,089
4	Quidel Corp.(a)	1,004
1	STERIS PLC	187
3	Stryker Corp.	663
1	Varian Medical Systems, Inc.(a)	175

		20,234

	Health Care Providers & Services — 1.3%
5	Amedisys, Inc.(a)	1,437
7	Anthem, Inc.	2,079
12	BioTelemetry, Inc.(a)	857
38	Centene Corp.(a)	2,291
4	Chemed Corp.	2,072
9	Cigna Corp.	1,953

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
64	CVS Health Corp.	$4,586
15	Encompass Health Corp.	1,206
47	HCA Healthcare, Inc.	7,637
9	Henry Schein, Inc.(a)	593
17	Humana, Inc.	6,513
6	Laboratory Corp. of America Holdings(a)	1,373
60	MEDNAX, Inc.(a)	1,636
27	Patterson Cos., Inc.	855
10	Quest Diagnostics, Inc.	1,291
8	UnitedHealth Group, Inc.	2,669

		39,048

	Health Care Technology — 0.2%
59	Allscripts Healthcare Solutions, Inc.(a)	973
62	Cerner Corp.	4,967
28	HMS Holdings Corp.(a)	1,031

		6,971

	Hotels, Restaurants & Leisure — 1.0%
1	Chipotle Mexican Grill, Inc.(a)	1,480
14	Dine Brands Global, Inc.	963
53	Hilton Worldwide Holdings, Inc.	5,374
18	Jack in the Box, Inc.	1,695
179	MGM Resorts International	5,112
6	Royal Caribbean Cruises Ltd.	390
20	Shake Shack, Inc., Class A(a)	2,268
61	Starbucks Corp.	5,905
58	Wendy’s Co. (The)	1,183
68	Yum China Holdings, Inc.	3,856
20	Yum! Brands, Inc.	2,030

		30,256

	Household Durables — 0.2%
47	KB Home	1,957
35	Meritage Homes Corp.(a)	2,809
4	Mohawk Industries, Inc.(a)	574
63	Taylor Morrison Home Corp.(a)	1,637

		6,977

	Household Products — 0.3%
1	Clorox Co. (The)	209
64	Colgate-Palmolive Co.	4,992
35	Kimberly-Clark Corp.	4,624

		9,825

	Independent Power & Renewable Electricity Producers — 0.3%
24	AES Corp. (The)	585
33	Boralex, Inc., Class A	1,292
48	NextEra Energy Partners LP	3,912
20	Ormat Technologies, Inc.	2,283
37	Sunnova Energy International, Inc.(a)	1,623

		9,695

	Industrial Conglomerates — 0.3%
8	Carlisle Cos., Inc.	1,159
537	General Electric Co.	5,735
2	Honeywell International, Inc.	391

		7,285

	Insurance — 1.1%
8	Aflac, Inc.	361
11	Allstate Corp. (The)	1,179
160	American International Group, Inc.	5,990
18	Chubb Ltd.	2,622
27	First American Financial Corp.	1,412
10	Hanover Insurance Group, Inc. (The)	1,125
38	Hartford Financial Services Group, Inc. (The)	1,825
4	Lincoln National Corp.	182
	Insurance — continued
13	Marsh & McLennan Cos., Inc.	$1,429
82	MetLife, Inc.	3,948
18	Prudential Financial, Inc.	1,409
73	Reinsurance Group of America, Inc.	7,669
9	Travelers Cos., Inc. (The)	1,227

		30,378

	Interactive Media & Services — 1.8%
8	Alphabet, Inc., Class A(a)	14,619
10	Alphabet, Inc., Class C(a)	18,357
80	Facebook, Inc., Class A(a)	20,667

		53,643

	Internet & Direct Marketing Retail — 1.6%
50	Alibaba Group Holding Ltd., Sponsored ADR(a)	12,692
5	Amazon.com, Inc.(a)	16,031
3	Booking Holdings, Inc.(a)	5,833
151	eBay, Inc.	8,533
2	Etsy, Inc.(a)	398
3	Expedia Group, Inc.	372
206	Qurate Retail, Inc., Class A	2,596

		46,455

	IT Services — 1.9%
16	Accenture PLC, Class A	3,871
31	Akamai Technologies, Inc.(a)	3,442
44	Automatic Data Processing, Inc.	7,265
15	Cognizant Technology Solutions Corp., Class A	1,169
195	DXC Technology Co.	5,499
27	Fiserv, Inc.(a)	2,773
34	Gartner, Inc.(a)	5,165
24	MasterCard, Inc., Class A	7,591
8	Paychex, Inc.	698
79	Sabre Corp.	852
3	VeriSign, Inc.(a)	582
72	Visa, Inc., Class A	13,914
8	WEX, Inc.(a)	1,509

		54,330

	Leisure Products — 0.0%
36	Callaway Golf Co.	1,004

	Life Sciences Tools & Services — 0.5%
6	Agilent Technologies, Inc.	721
17	Illumina, Inc.(a)	7,250
3	IQVIA Holdings, Inc.(a)	533
33	NeoGenomics, Inc.(a)	1,750
15	Repligen Corp.(a)	3,000
3	Thermo Fisher Scientific, Inc.	1,529
2	Waters Corp.(a)	529

		15,312

	Machinery — 1.5%
19	AGCO Corp.	2,107
48	Caterpillar, Inc.	8,776
20	Cummins, Inc.	4,688
44	Deere & Co.	12,707
17	Flowserve Corp.	605
3	Illinois Tool Works, Inc.	583
26	ITT, Inc.	1,942
33	Kennametal, Inc.	1,250
20	Oshkosh Corp.	1,832
22	Parker-Hannifin Corp.	5,821
6	Proto Labs, Inc.(a)	1,271
26	Terex Corp.	930
23	Toro Co. (The)	2,168

		44,680

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.9%
1	Cable One, Inc.	$2,000
11	Charter Communications, Inc., Class A(a)	6,683
232	Comcast Corp., Class A	11,500
33	Discovery, Inc., Series A(a)	1,367
6	Discovery, Inc., Series C(a)	210
23	Fox Corp., Class A	717
18	Interpublic Group of Cos., Inc. (The)	433
28	New York Times Co. (The), Class A	1,389
22	News Corp., Class A	427
25	Omnicom Group, Inc.	1,560

		26,286

	Metals & Mining — 0.2%
83	Cleveland-Cliffs, Inc.	1,273
47	Commercial Metals Co.	925
3	Nucor Corp.	146
20	Reliance Steel & Aluminum Co.	2,322
13	Royal Gold, Inc.	1,390

		6,056

	Multi-Utilities — 0.1%
21	Consolidated Edison, Inc.	1,486
7	DTE Energy Co.	831
10	Sempra Energy	1,238
6	WEC Energy Group, Inc.	533

		4,088

	Multiline Retail — 0.1%
119	Macy’s, Inc.	1,790
13	Target Corp.	2,355

		4,145

	Oil, Gas & Consumable Fuels — 0.7%
293	Apache Corp.	4,184
45	ConocoPhillips	1,801
23	Devon Energy Corp.	379
54	Diamondback Energy, Inc.	3,061
126	EOG Resources, Inc.	6,421
48	EQT Corp.	783
22	Kinder Morgan, Inc.	310
117	Marathon Oil Corp.	847
22	ONEOK, Inc.	876
147	Southwestern Energy Co.(a)	554
16	Valero Energy Corp.	903
25	World Fuel Services Corp.	765

		20,884

	Paper & Forest Products — 0.1%
34	Louisiana-Pacific Corp.	1,292

	Personal Products — 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	237

	Pharmaceuticals — 0.9%
21	Bristol-Myers Squibb Co.	1,290
7	Eli Lilly & Co.	1,456
11	Jazz Pharmaceuticals PLC(a)	1,710
65	Merck & Co., Inc.	5,010
77	Novartis AG, Sponsored ADR	6,966
24	Novo Nordisk A/S, Sponsored ADR	1,670
10	Perrigo Co. PLC	427
52	Pfizer, Inc.	1,867
136	Roche Holding AG, Sponsored ADR	5,904
2	Zoetis, Inc.	309

		26,609

	Professional Services — 0.2%
21	Exponent, Inc.	$1,734
2	IHS Markit Ltd.	174
8	Insperity, Inc.	628
21	Korn Ferry	958
13	ManpowerGroup, Inc.	1,150
9	Nielsen Holdings PLC	201

		4,845

	Real Estate Management & Development — 0.1%
41	CBRE Group, Inc., Class A(a)	2,500
11	Jones Lang LaSalle, Inc.(a)	1,608

		4,108

	REITs – Apartments — 0.2%
38	American Campus Communities, Inc.	1,564
25	Camden Property Trust	2,554
11	Equity Residential	678

		4,796

	REITs – Diversified — 0.1%
11	American Tower Corp.	2,501
2	Crown Castle International Corp.	319
18	Weyerhaeuser Co.	561

		3,381

	REITs – Health Care — 0.0%
10	Ventas, Inc.	461
4	Welltower, Inc.	242

		703

	REITs – Hotels — 0.1%
30	Host Hotels & Resorts, Inc.	407
111	Park Hotels & Resorts, Inc.	1,851

		2,258

	REITs – Mortgage — 0.1%
51	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,017

	REITs – Office Property — 0.2%
1	Boston Properties, Inc.	91
57	Corporate Office Properties Trust	1,497
64	Douglas Emmett, Inc.	1,773
86	Easterly Government Properties, Inc.	1,888
28	Kilroy Realty Corp.	1,586

		6,835

	REITs – Shopping Centers — 0.1%
153	Brixmor Property Group, Inc.	2,590

	REITs – Storage — 0.0%
7	Iron Mountain, Inc.	236

	REITs – Warehouse/Industrials — 0.1%
18	CyrusOne, Inc.	1,313
19	ProLogis, Inc.	1,961

		3,274

	Road & Rail — 0.2%
7	CSX Corp.	600
8	Norfolk Southern Corp.	1,893
16	Ryder System, Inc.	1,002
6	Union Pacific Corp.	1,185

		4,680

	Semiconductors & Semiconductor Equipment — 1.9%
14	Advanced Micro Devices, Inc.(a)	1,199
3	Analog Devices, Inc.	442
8	Applied Materials, Inc.	773
22	Cirrus Logic, Inc.(a)	2,061

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
37	Cree, Inc.(a)	$3,740
12	Enphase Energy, Inc.(a)	2,188
46	First Solar, Inc.(a)	4,561
29	Ichor Holdings Ltd.(a)	1,047
50	Intel Corp.	2,776
2	Lam Research Corp.	968
3	Micron Technology, Inc.(a)	235
34	NVIDIA Corp.	17,666
54	QUALCOMM, Inc.	8,439
17	Silicon Laboratories, Inc.(a)	2,230
19	Texas Instruments, Inc.	3,148
9	Universal Display Corp.	2,077
3	Xilinx, Inc.	392

		53,942

	Software — 2.6%
9	Adobe, Inc.(a)	4,129
9	ANSYS, Inc.(a)	3,189
44	Autodesk, Inc.(a)	12,207
13	Blackbaud, Inc.	864
18	Bottomline Technologies, Inc.(a)	860
3	Citrix Systems, Inc.	400
6	Fair Isaac Corp.(a)	2,701
58	Microsoft Corp.	13,454
11	NortonLifeLock, Inc.	232
173	Oracle Corp.	10,454
11	Paylocity Holding Corp.(a)	2,062
15	PTC, Inc.(a)	1,994
11	Qualys, Inc.(a)	1,523
42	salesforce.com, Inc.(a)	9,474
18	SPS Commerce, Inc.(a)	1,780
44	Workday, Inc., Class A(a)	10,011

		75,334

	Specialty Retail — 0.7%
38	American Eagle Outfitters, Inc.	862
14	Asbury Automotive Group, Inc.(a)	1,997
1	AutoZone, Inc.(a)	1,118
9	Best Buy Co., Inc.	979
7	Five Below, Inc.(a)	1,230
18	Gap, Inc. (The)(a)	365
21	Home Depot, Inc. (The)	5,687
10	Lithia Motors, Inc., Class A	3,187
4	Lowe’s Cos., Inc.	667
11	Monro, Inc.	643
2	TJX Cos., Inc. (The)	128
2	Ulta Beauty, Inc.(a)	560
14	Williams-Sonoma, Inc.	1,805

		19,228

	Technology Hardware, Storage & Peripherals — 0.4%
320	Hewlett Packard Enterprise Co.	3,949
197	HP, Inc.	4,795
36	NCR Corp.(a)	1,201
4	Seagate Technology PLC	264

		10,209

	Textiles, Apparel & Luxury Goods — 0.3%
8	Deckers Outdoor Corp.(a)	2,336
246	Under Armour, Inc., Class A(a)	4,305
22	VF Corp.	1,691
33	Wolverine World Wide, Inc.	945

		9,277

	Thrifts & Mortgage Finance — 0.1%
47	Mr. Cooper Group, Inc.(a)	1,280
	Thrifts & Mortgage Finance — continued
124	New York Community Bancorp, Inc.	$1,297

		2,577

	Trading Companies & Distributors — 0.0%
11	GATX Corp.	1,021

	Water Utilities — 0.2%
10	American Water Works Co., Inc.	1,590
81	Essential Utilities, Inc.	3,750

		5,340

	Wireless Telecommunication Services — 0.1%
24	Shenandoah Telecommunications Co.	933
21	T-Mobile US, Inc.(a)	2,648

		3,581

	Total Common Stocks (Identified Cost $910,181)	1,072,581

Principal Amount
Bonds and Notes — 18.9%
	Automotive — 0.4%
$5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,727
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,106

		10,833

	Banking — 2.6%
5,000	American Express Co., 3.700%, 8/03/2023	5,397
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,130
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,374
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,174
5,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	5,311
3,000	Capital One Financial Corp., 3.300%, 10/30/2024	3,272
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,640
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,074
5,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,567
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,388
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,332
4,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	4,415
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,456
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,137
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,162
4,000	Truist Bank, 3.200%, 4/01/2024	4,337
4,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	4,326
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,340

		76,832

	Brokerage — 0.3%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	5,373
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,117

		10,490

	Cable Satellite — 0.2%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,376

	Construction Machinery — 0.3%
6,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	6,045
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,089

		10,134

	Consumer Cyclical Services — 0.2%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,435
5,000	eBay, Inc., 3.800%, 3/09/2022	5,174

		7,609

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.8%
$5,000	Duke Energy Corp., 3.750%, 4/15/2024	$5,463
5,000	Entergy Corp., 0.900%, 9/15/2025	4,991
2,000	Exelon Corp., 4.050%, 4/15/2030	2,339
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,176
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,511

		23,480

	Finance Companies — 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,115

	Financial Other — 0.2%
5,000	ORIX Corp., 2.900%, 7/18/2022	5,171

	Food & Beverage — 0.5%
5,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	5,119
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,633
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,404

		16,156

	Government Owned – No Guarantee — 0.4%
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	11,981

	Health Insurance — 0.3%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,676
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,801

		10,477

	Healthcare — 0.5%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,158
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,524
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,120
4,000	McKesson Corp., 3.950%, 2/16/2028	4,620
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,200

		14,622

	Independent Energy — 0.2%
5,000	EQT Corp., 3.000%, 10/01/2022	5,078

	Integrated Energy — 0.5%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,476
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	5,435
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,542

		15,453

	Life Insurance — 0.1%
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,204

	Media Entertainment — 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,307

	Midstream — 0.4%
5,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	5,454
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,457

		10,911

	Mortgage Related — 2.9%
2,288	FHLMC, 3.000%, 6/01/2049	2,405
4,912	FNMA, 2.000%, 9/01/2050	5,075
30,830	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	32,472
17,841	FNMA, 3.000%, with various maturities from 2035 to 2050(b)	18,812
16,475	FNMA, 3.500%, with various maturities in 2049(b)	17,701
3,801	FNMA, 4.000%, 3/01/2050	4,072
3,938	FNMA, 4.500%, with various maturities in 2049(b)	4,280

		84,817

	Natural Gas — 0.2%
$5,000	NiSource, Inc., 0.950%, 8/15/2025	$5,006

	Oil Field Services — 0.2%
5,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,208

	Pharmaceuticals — 0.5%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	5,542
3,000	Amgen, Inc., 2.650%, 5/11/2022	3,086
5,000	Johnson & Johnson, 1.300%, 9/01/2030	4,932

		13,560

	Property & Casualty Insurance — 0.2%
5,000	American International Group, Inc., 3.400%, 6/30/2030	5,580

	Railroads — 0.2%
5,000	CSX Corp., 2.600%, 11/01/2026	5,443

	REITs – Office Property — 0.1%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,166

	Restaurants — 0.2%
5,000	Starbucks Corp., 2.250%, 3/12/2030	5,208

	Technology — 1.3%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,378
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,258
4,000	HP, Inc., 3.000%, 6/17/2027	4,385
2,000	Intel Corp., 2.450%, 11/15/2029	2,141
5,000	International Business Machines Corp., 4.000%, 6/20/2042	5,981
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,204
5,000	Oracle Corp., 2.950%, 5/15/2025	5,438
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,926
5,000	VMware, Inc., 2.950%, 8/21/2022	5,180

		37,891

	Treasuries — 4.6%
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,738
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	15,962
13,000	U.S. Treasury Bond, 3.000%, 5/15/2045	16,231
5,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,303
12,000	U.S. Treasury Bond, 3.000%, 2/15/2049	15,192
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	4,364
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	4,449
2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	2,864
11,000	U.S. Treasury Note, 0.375%, 11/30/2025	10,983
23,000	U.S. Treasury Note, 1.625%, 8/31/2022	23,547
28,000	U.S. Treasury Note, 2.125%, 12/31/2022	29,071

		134,704

	Wireless — 0.2%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,587

	Wirelines — 0.2%
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	5,145

	Total Bonds and Notes (Identified Cost $548,189)	551,544

Shares
Exchange-Traded Funds — 4.8%
1,922	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $121,105)	139,037

Affiliated Mutual Funds — 39.0%
20,279	Loomis Sayles Inflation Protected Securities Fund, Class N	243,143

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds – continued
24,503	Loomis Sayles Limited Term Government and Agency Fund, Class N	$282,763
25,077	Mirova Global Green Bond Fund, Class N	269,329
10,189	Mirova International Sustainable Equity Fund, Class N	138,776
3,105	WCM Focused Emerging Markets Fund, Institutional Class	62,277
5,597	WCM Focused International Growth Fund, Institutional Class	137,899

	Total Affiliated Mutual Funds (Identified Cost $1,080,892)	1,134,187

Principal Amount
Short-Term Investments — 1.9%
$54,858	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $54,858 on 2/01/2021 collateralized by $53,000 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $56,451 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $54,858)	54,858

	Total Investments — 101.4% (Identified Cost $2,715,225)	2,952,207
	Other assets less liabilities — (1.4)%	(39,845)

	Net Assets — 100.0%	$2,912,362

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	53.2%
Fixed Income	46.3
Short-Term Investments	1.9

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 39.2% of Net Assets
	Aerospace & Defense — 0.6%
24	Axon Enterprise, Inc.(a)	$3,940
133	Boeing Co. (The)	25,827
53	General Dynamics Corp.	7,774
4	L3Harris Technologies, Inc.	686
36	Moog, Inc., Class A	2,659
53	Raytheon Technologies Corp.	3,537

		44,423

	Air Freight & Logistics — 0.3%
222	Expeditors International of Washington, Inc.	19,873
29	United Parcel Service, Inc., Class B	4,495

		24,368

	Airlines — 0.1%
13	Alaska Air Group, Inc.	635
44	Delta Air Lines, Inc.	1,670
352	JetBlue Airways Corp.(a)	5,048

		7,353

	Auto Components — 0.3%
111	Aptiv PLC	14,830
13	BorgWarner, Inc.	546
237	Dana, Inc.	4,588
29	Visteon Corp.(a)	3,697

		23,661

	Automobiles — 0.3%
390	General Motors Co.	19,765
30	Thor Industries, Inc.	3,630

		23,395

	Banks — 1.9%
92	Ameris Bancorp	3,598
152	BancorpSouth Bank	4,203
704	Bank of America Corp.	20,874
348	Citigroup, Inc.	20,180
106	Citizens Financial Group, Inc.	3,863
125	Columbia Banking System, Inc.	4,815
8	Comerica, Inc.	458
74	Cullen/Frost Bankers, Inc.	6,826
52	Fifth Third Bancorp	1,504
288	Fulton Financial Corp.	3,859
76	Huntington Bancshares, Inc.	1,005
135	International Bancshares Corp.	5,104
146	KeyCorp	2,461
27	M&T Bank Corp.	3,577
158	People’s United Financial, Inc.	2,158
57	PNC Financial Services Group, Inc. (The)	8,181
181	Regions Financial Corp.	3,079
123	TCF Financial Corp.	4,780
193	Truist Financial Corp.	9,260
210	Trustmark Corp.	5,769
101	U.S. Bancorp	4,328
353	Wells Fargo & Co.	10,548
61	Wintrust Financial Corp.	3,671

		134,101

	Beverages — 1.0%
143	Coca-Cola Co. (The)	6,885
75	Constellation Brands, Inc., Class A	15,820
301	Keurig Dr Pepper, Inc.	9,572
360	Monster Beverage Corp.(a)	31,259
52	PepsiCo, Inc.	7,101

		70,637

	Biotechnology — 0.8%
40	AbbVie, Inc.	4,099
36	Amgen, Inc.	8,691
11	Biogen, Inc.(a)	3,109
93	BioMarin Pharmaceutical, Inc.(a)	7,699
87	Gilead Sciences, Inc.	5,707
17	Ligand Pharmaceuticals, Inc.(a)	3,151
54	Regeneron Pharmaceuticals, Inc.(a)	27,207

		59,663

	Building Products — 0.2%
31	Carrier Global Corp.	1,194
28	Johnson Controls International PLC	1,395
21	Lennox International, Inc.	5,785
65	Owens Corning	5,044
42	Trex Co., Inc.(a)	3,854

		17,272

	Capital Markets — 2.4%
9	Ameriprise Financial, Inc.	1,781
551	Bank of New York Mellon Corp. (The)	21,946
7	BlackRock, Inc.	4,909
410	Charles Schwab Corp. (The)	21,131
13	CME Group, Inc.	2,363
49	FactSet Research Systems, Inc.	14,815
41	Franklin Resources, Inc.	1,078
56	Goldman Sachs Group, Inc. (The)	15,185
23	Intercontinental Exchange, Inc.	2,538
14	Invesco Ltd.	288
118	Janus Henderson Group PLC	3,630
126	KKR & Co., Inc.	4,908
25	Moody’s Corp.	6,656
10	Morgan Stanley	670
26	MSCI, Inc.	10,278
99	Northern Trust Corp.	8,830
36	S&P Global, Inc.	11,412
195	SEI Investments Co.	10,306
382	State Street Corp.	26,740
4	T. Rowe Price Group, Inc.	626

		170,090

	Chemicals — 0.4%
5	Air Products & Chemicals, Inc.	1,334
20	DuPont de Nemours, Inc.	1,589
8	Ecolab, Inc.	1,636
64	HB Fuller Co.	3,257
42	Innospec, Inc.	3,687
36	Linde PLC	8,834
55	Minerals Technologies, Inc.	3,390
8	PPG Industries, Inc.	1,078
2	Sherwin-Williams Co. (The)	1,383
31	Stepan Co.	3,493

		29,681

	Commercial Services & Supplies — 0.2%
62	Healthcare Services Group, Inc.	2,010
30	MSA Safety, Inc.	4,684
4	Republic Services, Inc.	362
44	Tetra Tech, Inc.	5,349
9	Waste Management, Inc.	1,002

		13,407

	Communications Equipment — 0.5%
29	Arista Networks, Inc.(a)	8,919
78	Ciena Corp.(a)	4,165
373	Cisco Systems, Inc.	16,628
6	F5 Networks, Inc.(a)	1,176

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
40	Lumentum Holdings, Inc.(a)	$3,752

		34,640

	Construction & Engineering — 0.1%
136	AECOM(a)	6,813
147	Fluor Corp.	2,542

		9,355

	Consumer Finance — 0.9%
676	Ally Financial, Inc.	25,580
135	American Express Co.	15,695
230	Capital One Financial Corp.	23,980
33	Green Dot Corp., Class A(a)	1,658
30	PROG Holdings, Inc.	1,415

		68,328

	Containers & Packaging — 0.1%
45	Ball Corp.	3,961
29	International Paper Co.	1,459
187	O-I Glass, Inc.	2,364

		7,784

	Distributors — 0.0%
27	Genuine Parts Co.	2,535

	Diversified Telecommunication Services — 0.2%
159	AT&T, Inc.	4,552
913	Lumen Technologies, Inc.	11,303

		15,855

	Electric Utilities — 0.5%
89	American Electric Power Co., Inc.	7,201
160	Edison International	9,305
23	Eversource Energy	2,012
43	IDACORP, Inc.	3,797
149	NextEra Energy, Inc.	12,050
22	PPL Corp.	609

		34,974

	Electrical Equipment — 0.5%
18	Acuity Brands, Inc.	2,165
271	Ballard Power Systems, Inc.(a)	9,260
29	Eaton Corp. PLC	3,413
24	Generac Holdings, Inc.(a)	5,914
27	Hubbell, Inc.	4,201
25	Rockwell Automation, Inc.	6,213
39	Sunrun, Inc.(a)	2,702

		33,868

	Electronic Equipment, Instruments & Components — 0.7%
9	Amphenol Corp., Class A	1,124
66	Avnet, Inc.	2,330
77	Cognex Corp.	6,324
15	Coherent, Inc.(a)	3,013
22	Corning, Inc.	789
98	Itron, Inc.(a)	8,430
16	Littelfuse, Inc.	3,894
12	Rogers Corp.(a)	1,873
103	TE Connectivity Ltd.	12,401
92	Trimble, Inc.(a)	6,064
120	Vishay Intertechnology, Inc.	2,586

		48,828

	Energy Equipment & Services — 0.3%
581	Archrock, Inc.	5,153
80	Baker Hughes Co.	1,607
65	NOV, Inc.	805
475	Schlumberger NV	10,550
	Energy Equipment & Services — continued
45	TechnipFMC PLC	481

		18,596

	Entertainment — 0.8%
25	Activision Blizzard, Inc.	2,275
68	Cinemark Holdings, Inc.	1,377
51	Electronic Arts, Inc.	7,303
26	Netflix, Inc.(a)	13,842
211	Walt Disney Co. (The)(a)	35,484

		60,281

	Food & Staples Retailing — 0.2%
52	BJ’s Wholesale Club Holdings, Inc.(a)	2,188
52	Kroger Co. (The)	1,794
199	SpartanNash Co.	3,685
14	Sysco Corp.	1,001
45	Walgreens Boots Alliance, Inc.	2,261

		10,929

	Food Products — 0.3%
50	Campbell Soup Co.	2,405
12	Conagra Brands, Inc.	415
78	Darling Ingredients, Inc.(a)	4,837
36	General Mills, Inc.	2,092
85	Hain Celestial Group, Inc. (The)(a)	3,535
48	Hormel Foods Corp.	2,249
44	Ingredion, Inc.	3,321
11	J.M. Smucker Co. (The)	1,281
16	Kellogg Co.	943
8	McCormick & Co., Inc.	716

		21,794

	Gas Utilities — 0.2%
88	New Jersey Resources Corp.	3,081
50	ONE Gas, Inc.	3,656
78	South Jersey Industries, Inc.	1,802
106	UGI Corp.	3,815

		12,354

	Health Care Equipment & Supplies — 0.8%
42	Abbott Laboratories	5,191
9	Baxter International, Inc.	691
5	Becton Dickinson & Co.	1,309
24	Boston Scientific Corp.(a)	851
5	Cooper Cos., Inc. (The)	1,820
15	Danaher Corp.	3,568
11	DENTSPLY SIRONA, Inc.	588
43	Edwards Lifesciences Corp.(a)	3,551
37	Globus Medical, Inc., Class A(a)	2,282
19	Haemonetics Corp.(a)	2,171
43	Hill-Rom Holdings, Inc.	4,130
19	Hologic, Inc.(a)	1,515
12	Intuitive Surgical, Inc.(a)	8,972
31	Medtronic PLC	3,451
87	Meridian Bioscience, Inc.(a)	1,923
28	Merit Medical Systems, Inc.(a)	1,516
21	Penumbra, Inc.(a)	5,483
10	Quidel Corp.(a)	2,510
5	STERIS PLC	935
6	Stryker Corp.	1,326
5	Varian Medical Systems, Inc.(a)	878

		54,661

	Health Care Providers & Services — 1.4%
14	Amedisys, Inc.(a)	4,022
19	Anthem, Inc.	5,643

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
31	BioTelemetry, Inc.(a)	$2,215
101	Centene Corp.(a)	6,090
10	Chemed Corp.	5,179
25	Cigna Corp.	5,426
155	CVS Health Corp.	11,106
42	Encompass Health Corp.	3,377
119	HCA Healthcare, Inc.	19,335
18	Henry Schein, Inc.(a)	1,185
43	Humana, Inc.	16,474
16	Laboratory Corp. of America Holdings(a)	3,662
171	MEDNAX, Inc.(a)	4,663
63	Patterson Cos., Inc.	1,996
24	Quest Diagnostics, Inc.	3,100
22	UnitedHealth Group, Inc.	7,339

		100,812

	Health Care Technology — 0.3%
154	Allscripts Healthcare Solutions, Inc.(a)	2,541
176	Cerner Corp.	14,100
65	HMS Holdings Corp.(a)	2,393

		19,034

	Hotels, Restaurants & Leisure — 1.1%
2	Chipotle Mexican Grill, Inc.(a)	2,960
41	Dine Brands Global, Inc.	2,819
129	Hilton Worldwide Holdings, Inc.	13,079
50	Jack in the Box, Inc.	4,707
438	MGM Resorts International	12,509
17	Royal Caribbean Cruises Ltd.	1,105
53	Shake Shack, Inc., Class A(a)	6,011
172	Starbucks Corp.	16,652
165	Wendy’s Co. (The)	3,366
173	Yum China Holdings, Inc.	9,811
64	Yum! Brands, Inc.	6,496

		79,515

	Household Durables — 0.3%
122	KB Home	5,080
92	Meritage Homes Corp.(a)	7,384
12	Mohawk Industries, Inc.(a)	1,723
165	Taylor Morrison Home Corp.(a)	4,287

		18,474

	Household Products — 0.4%
5	Clorox Co. (The)	1,047
173	Colgate-Palmolive Co.	13,494
94	Kimberly-Clark Corp.	12,418

		26,959

	Independent Power & Renewable Electricity Producers — 0.4%
58	AES Corp. (The)	1,415
95	Boralex, Inc., Class A	3,720
129	NextEra Energy Partners LP	10,514
57	Ormat Technologies, Inc.	6,507
85	Sunnova Energy International, Inc.(a)	3,727

		25,883

	Industrial Conglomerates — 0.3%
21	Carlisle Cos., Inc.	3,043
1,309	General Electric Co.	13,980
5	Honeywell International, Inc.	977

		18,000

	Insurance — 1.1%
15	Aflac, Inc.	678
27	Allstate Corp. (The)	2,894
364	American International Group, Inc.	13,628
	Insurance — continued
47	Chubb Ltd.	6,846
76	First American Financial Corp.	3,974
29	Hanover Insurance Group, Inc. (The)	3,262
108	Hartford Financial Services Group, Inc. (The)	5,186
12	Lincoln National Corp.	546
33	Marsh & McLennan Cos., Inc.	3,627
222	MetLife, Inc.	10,689
42	Prudential Financial, Inc.	3,288
184	Reinsurance Group of America, Inc.	19,329
22	Travelers Cos., Inc. (The)	2,999

		76,946

	Interactive Media & Services — 1.9%
19	Alphabet, Inc., Class A(a)	34,720
24	Alphabet, Inc., Class C(a)	44,058
214	Facebook, Inc., Class A(a)	55,282

		134,060

	Internet & Direct Marketing Retail — 1.8%
140	Alibaba Group Holding Ltd., Sponsored ADR(a)	35,536
15	Amazon.com, Inc.(a)	48,093
9	Booking Holdings, Inc.(a)	17,499
393	eBay, Inc.	22,208
7	Etsy, Inc.(a)	1,394
8	Expedia Group, Inc.	993
502	Qurate Retail, Inc., Class A	6,325

		132,048

	IT Services — 1.9%
44	Accenture PLC, Class A	10,645
82	Akamai Technologies, Inc.(a)	9,104
107	Automatic Data Processing, Inc.	17,668
35	Cognizant Technology Solutions Corp., Class A	2,728
474	DXC Technology Co.	13,367
65	Fiserv, Inc.(a)	6,675
84	Gartner, Inc.(a)	12,760
62	MasterCard, Inc., Class A	19,610
19	Paychex, Inc.	1,659
209	Sabre Corp.	2,253
10	VeriSign, Inc.(a)	1,941
195	Visa, Inc., Class A	37,684
20	WEX, Inc.(a)	3,772

		139,866

	Leisure Products — 0.0%
82	Callaway Golf Co.	2,287

	Life Sciences Tools & Services — 0.6%
15	Agilent Technologies, Inc.	1,802
47	Illumina, Inc.(a)	20,043
8	IQVIA Holdings, Inc.(a)	1,422
85	NeoGenomics, Inc.(a)	4,507
38	Repligen Corp.(a)	7,600
8	Thermo Fisher Scientific, Inc.	4,078
6	Waters Corp.(a)	1,588

		41,040

	Machinery — 1.6%
51	AGCO Corp.	5,656
122	Caterpillar, Inc.	22,306
51	Cummins, Inc.	11,955
124	Deere & Co.	35,811
34	Flowserve Corp.	1,209
9	Illinois Tool Works, Inc.	1,748
68	ITT, Inc.	5,080
94	Kennametal, Inc.	3,561
53	Oshkosh Corp.	4,854

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
55	Parker-Hannifin Corp.	$14,554
15	Proto Labs, Inc.(a)	3,177
67	Terex Corp.	2,396
59	Toro Co. (The)	5,561

		117,868

	Media — 1.0%
4	Cable One, Inc.	8,000
27	Charter Communications, Inc., Class A(a)	16,404
593	Comcast Corp., Class A	29,395
93	Discovery, Inc., Series A(a)	3,852
17	Discovery, Inc., Series C(a)	595
64	Fox Corp., Class A	1,996
51	Interpublic Group of Cos., Inc. (The)	1,228
80	New York Times Co. (The), Class A	3,967
63	News Corp., Class A	1,222
65	Omnicom Group, Inc.	4,055

		70,714

	Metals & Mining — 0.2%
234	Cleveland-Cliffs, Inc.	3,590
108	Commercial Metals Co.	2,126
8	Nucor Corp.	390
52	Reliance Steel & Aluminum Co.	6,036
33	Royal Gold, Inc.	3,527

		15,669

	Multi-Utilities — 0.1%
50	Consolidated Edison, Inc.	3,539
21	DTE Energy Co.	2,493
29	Sempra Energy	3,589
11	WEC Energy Group, Inc.	978

		10,599

	Multiline Retail — 0.1%
275	Macy’s, Inc.	4,136
33	Target Corp.	5,979

		10,115

	Oil, Gas & Consumable Fuels — 0.7%
718	Apache Corp.	10,253
122	ConocoPhillips	4,884
68	Devon Energy Corp.	1,119
131	Diamondback Energy, Inc.	7,426
307	EOG Resources, Inc.	15,645
111	EQT Corp.	1,810
89	Kinder Morgan, Inc.	1,253
240	Marathon Oil Corp.	1,738
54	ONEOK, Inc.	2,151
426	Southwestern Energy Co.(a)	1,606
39	Valero Energy Corp.	2,201
76	World Fuel Services Corp.	2,325

		52,411

	Paper & Forest Products — 0.1%
98	Louisiana-Pacific Corp.	3,725

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	710

	Pharmaceuticals — 1.0%
60	Bristol-Myers Squibb Co.	3,686
21	Eli Lilly & Co.	4,367
29	Jazz Pharmaceuticals PLC(a)	4,509
175	Merck & Co., Inc.	13,487
221	Novartis AG, Sponsored ADR	19,994
72	Novo Nordisk A/S, Sponsored ADR	5,011
27	Perrigo Co. PLC	1,153
	Pharmaceuticals — continued
144	Pfizer, Inc.	5,170
396	Roche Holding AG, Sponsored ADR	17,190
6	Zoetis, Inc.	926

		75,493

	Professional Services — 0.2%
54	Exponent, Inc.	4,459
5	IHS Markit Ltd.	436
17	Insperity, Inc.	1,334
48	Korn Ferry	2,189
36	ManpowerGroup, Inc.	3,184
22	Nielsen Holdings PLC	491

		12,093

	Real Estate Management & Development — 0.1%
101	CBRE Group, Inc., Class A(a)	6,159
27	Jones Lang LaSalle, Inc.(a)	3,948

		10,107

	REITs – Apartments — 0.2%
107	American Campus Communities, Inc.	4,404
66	Camden Property Trust	6,742
19	Equity Residential	1,171

		12,317

	REITs – Diversified — 0.1%
32	American Tower Corp.	7,275
6	Crown Castle International Corp.	956
38	Weyerhaeuser Co.	1,185

		9,416

	REITs – Health Care — 0.0%
24	Ventas, Inc.	1,106
9	Welltower, Inc.	545

		1,651

	REITs – Hotels — 0.1%
62	Host Hotels & Resorts, Inc.	840
292	Park Hotels & Resorts, Inc.	4,871

		5,711

	REITs – Mortgage — 0.1%
144	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,518

	REITs – Office Property — 0.3%
4	Boston Properties, Inc.	365
161	Corporate Office Properties Trust	4,229
169	Douglas Emmett, Inc.	4,683
225	Easterly Government Properties, Inc.	4,939
81	Kilroy Realty Corp.	4,587

		18,803

	REITs – Shopping Centers — 0.1%
402	Brixmor Property Group, Inc.	6,806

	REITs – Storage — 0.0%
13	Iron Mountain, Inc.	438

	REITs – Warehouse/Industrials — 0.1%
52	CyrusOne, Inc.	3,794
61	ProLogis, Inc.	6,295

		10,089

	Road & Rail — 0.2%
14	CSX Corp.	1,201
22	Norfolk Southern Corp.	5,206
38	Ryder System, Inc.	2,378
22	Union Pacific Corp.	4,344

		13,129

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.0%
39	Advanced Micro Devices, Inc.(a)	$3,340
12	Analog Devices, Inc.	1,768
27	Applied Materials, Inc.	2,610
57	Cirrus Logic, Inc.(a)	5,340
101	Cree, Inc.(a)	10,209
35	Enphase Energy, Inc.(a)	6,382
125	First Solar, Inc.(a)	12,394
66	Ichor Holdings Ltd.(a)	2,383
141	Intel Corp.	7,827
4	Lam Research Corp.	1,936
13	Micron Technology, Inc.(a)	1,017
88	NVIDIA Corp.	45,724
152	QUALCOMM, Inc.	23,755
43	Silicon Laboratories, Inc.(a)	5,640
47	Texas Instruments, Inc.	7,787
23	Universal Display Corp.	5,309
8	Xilinx, Inc.	1,045

		144,466

	Software — 2.9%
25	Adobe, Inc.(a)	11,469
25	ANSYS, Inc.(a)	8,859
124	Autodesk, Inc.(a)	34,401
29	Blackbaud, Inc.	1,928
41	Bottomline Technologies, Inc.(a)	1,959
8	Citrix Systems, Inc.	1,066
15	Fair Isaac Corp.(a)	6,752
161	Microsoft Corp.	37,346
20	NortonLifeLock, Inc.	421
488	Oracle Corp.	29,490
28	Paylocity Holding Corp.(a)	5,249
40	PTC, Inc.(a)	5,316
29	Qualys, Inc.(a)	4,016
121	salesforce.com, Inc.(a)	27,293
46	SPS Commerce, Inc.(a)	4,549
118	Workday, Inc., Class A(a)	26,849

		206,963

	Specialty Retail — 0.7%
100	American Eagle Outfitters, Inc.	2,269
36	Asbury Automotive Group, Inc.(a)	5,134
2	AutoZone, Inc.(a)	2,237
20	Best Buy Co., Inc.	2,176
20	Five Below, Inc.(a)	3,515
52	Gap, Inc. (The)(a)	1,053
53	Home Depot, Inc. (The)	14,353
26	Lithia Motors, Inc., Class A	8,286
10	Lowe’s Cos., Inc.	1,669
28	Monro, Inc.	1,637
12	TJX Cos., Inc. (The)	768
7	Ulta Beauty, Inc.(a)	1,958
36	Williams-Sonoma, Inc.	4,641

		49,696

	Technology Hardware, Storage & Peripherals — 0.4%
878	Hewlett Packard Enterprise Co.	10,834
534	HP, Inc.	12,998
83	NCR Corp.(a)	2,769
9	Seagate Technology PLC	595

		27,196

	Textiles, Apparel & Luxury Goods — 0.4%
22	Deckers Outdoor Corp.(a)	6,423
714	Under Armour, Inc., Class A(a)	12,495
62	VF Corp.	4,766
	Textiles, Apparel & Luxury Goods — continued
76	Wolverine World Wide, Inc.	2,177

		25,861

	Thrifts & Mortgage Finance — 0.1%
133	Mr. Cooper Group, Inc.(a)	3,622
287	New York Community Bancorp, Inc.	3,002

		6,624

	Trading Companies & Distributors — 0.0%
24	GATX Corp.	2,227

	Water Utilities — 0.2%
28	American Water Works Co., Inc.	4,453
228	Essential Utilities, Inc.	10,556

		15,009

	Wireless Telecommunication Services — 0.1%
68	Shenandoah Telecommunications Co.	2,643
50	T-Mobile US, Inc.(a)	6,304

		8,947

	Total Common Stocks (Identified Cost $2,428,408)	2,821,128

Principal Amount
Bonds and Notes — 17.0%
	Automotive — 0.3%
$10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	11,454
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,170

		19,624

	Banking — 2.7%
10,000	American Express Co., 3.700%, 8/03/2023	10,794
11,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	11,286
11,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	11,110
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,748
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,520
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,623
11,000	Capital One Financial Corp., 3.300%, 10/30/2024	11,998
10,000	Citigroup, Inc., 4.600%, 3/09/2026	11,601
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,184
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,030
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,021
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,775
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,731
9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	9,934
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	12,003
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,343
6,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,487
11,000	Truist Bank, 3.200%, 4/01/2024	11,926
11,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	11,897
11,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,747

		193,758

	Brokerage — 0.3%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	11,821
11,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	11,257

		23,078

	Cable Satellite — 0.1%
10,000	Comcast Corp., 3.000%, 2/01/2024	10,752

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 0.3%
$12,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$12,090
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,201

		21,291

	Consumer Cyclical Services — 0.2%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,086
9,000	eBay, Inc., 3.800%, 3/09/2022	9,313

		15,399

	Electric — 0.7%
10,000	Duke Energy Corp., 3.750%, 4/15/2024	10,927
12,000	Entergy Corp., 0.900%, 9/15/2025	11,977
6,000	Exelon Corp., 4.050%, 4/15/2030	7,016
12,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	12,422
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,716

		50,058

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,346

	Financial Other — 0.2%
11,000	ORIX Corp., 2.900%, 7/18/2022	11,377

	Food & Beverage — 0.5%
12,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	12,286
10,000	General Mills, Inc., 4.000%, 4/17/2025	11,266
12,000	Mondelez International, Inc., 2.750%, 4/13/2030	12,970

		36,522

	Government Owned – No Guarantee — 0.3%
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	23,961

	Health Insurance — 0.3%
10,000	Anthem, Inc., 4.101%, 3/01/2028	11,689
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,603

		23,292

	Healthcare — 0.5%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,473
6,000	CVS Health Corp., 4.300%, 3/25/2028	7,048
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,359
10,000	McKesson Corp., 3.950%, 2/16/2028	11,550
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,601

		38,031

	Independent Energy — 0.2%
11,000	EQT Corp., 3.000%, 10/01/2022	11,172

	Integrated Energy — 0.4%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,856
11,000	Exxon Mobil Corp., 2.992%, 3/19/2025	11,956
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,599

		32,411

	Life Insurance — 0.1%
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,408

	Media Entertainment — 0.1%
6,000	ViacomCBS, Inc., 4.750%, 5/15/2025	6,920

	Midstream — 0.3%
11,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	11,998
11,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	12,007

		24,005

	Mortgage Related — 2.5%
10,706	FHLMC, 3.500%, 8/01/2049	11,363
5,894	FNMA, 2.000%, 9/01/2050	6,090
	Mortgage Related — continued
65,796	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	69,300
45,731	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	48,119
26,076	FNMA, 3.500%, with various maturities in 2049(b)	27,704
6,477	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	6,939
6,738	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	7,324

		176,839

	Natural Gas — 0.2%
12,000	NiSource, Inc., 0.950%, 8/15/2025	12,013

	Oil Field Services — 0.1%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,417

	Pharmaceuticals — 0.4%
10,000	AbbVie, Inc., 3.600%, 5/14/2025	11,084
9,000	Amgen, Inc., 2.650%, 5/11/2022	9,257
11,000	Johnson & Johnson, 1.300%, 9/01/2030	10,851

		31,192

	Property & Casualty Insurance — 0.2%
11,000	American International Group, Inc., 3.400%, 6/30/2030	12,275

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	10,887

	REITs – Office Property — 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,499

	Restaurants — 0.2%
12,000	Starbucks Corp., 2.250%, 3/12/2030	12,500

	Technology — 1.1%
10,000	Apple, Inc., 2.500%, 2/09/2025	10,756
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,773
5,000	HP, Inc., 3.000%, 6/17/2027	5,482
6,000	Intel Corp., 2.450%, 11/15/2029	6,423
10,000	International Business Machines Corp., 4.000%, 6/20/2042	11,961
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,613
10,000	Oracle Corp., 2.950%, 5/15/2025	10,877
13,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,807
10,000	VMware, Inc., 2.950%, 8/21/2022	10,360

		82,052

	Treasuries — 4.1%
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	11,477
26,000	U.S. Treasury Bond, 2.875%, 11/15/2046	31,923
29,000	U.S. Treasury Bond, 3.000%, 5/15/2045	36,207
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	12,605
28,000	U.S. Treasury Bond, 3.000%, 2/15/2049	35,448
10,000	U.S. Treasury Bond, 4.250%, 11/15/2040	14,547
10,000	U.S. Treasury Bond, 4.375%, 5/15/2041	14,831
4,000	U.S. Treasury Bond, 4.500%, 2/15/2036	5,728
28,000	U.S. Treasury Note, 0.375%, 11/30/2025	27,956
42,000	U.S. Treasury Note, 1.625%, 8/31/2022	42,999
56,000	U.S. Treasury Note, 2.125%, 12/31/2022	58,142

		291,863

	Wireless — 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,570

	Wirelines — 0.1%
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	9,261

	Total Bonds and Notes (Identified Cost $1,205,903)	1,220,773

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
Exchange-Traded Funds — 5.4%
5,357	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $344,190)	$387,525

Affiliated Mutual Funds — 34.6%
32,204	Loomis Sayles Inflation Protected Securities Fund, Class N	386,121
48,305	Loomis Sayles Limited Term Government and Agency Fund, Class N	557,438
51,741	Mirova Global Green Bond Fund, Class N	555,694
28,274	Mirova International Sustainable Equity Fund, Class N	385,086
10,883	WCM Focused Emerging Markets Fund, Institutional Class	218,309
15,804	WCM Focused International Growth Fund, Institutional Class	389,412

	Total Affiliated Mutual Funds (Identified Cost $2,354,674)	2,492,060

Principal Amount
Short-Term Investments — 4.3%
$305,976	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $305,976 on 2/01/2021 collateralized by $293,500.00 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $312,612 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $305,976)	305,976

	Total Investments — 100.5% (Identified Cost $6,639,151)	7,227,462
	Other assets less liabilities — (0.5)%	(35,673)

	Net Assets — 100.0%	$7,191,789

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	58.4%
Fixed Income	37.8
Short-Term Investments	4.3

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 44.7% of Net Assets
	Aerospace & Defense — 0.7%
26	Axon Enterprise, Inc.(a)	$4,268
165	Boeing Co. (The)	32,041
67	General Dynamics Corp.	9,828
6	L3Harris Technologies, Inc.	1,029
38	Moog, Inc., Class A	2,807
81	Raytheon Technologies Corp.	5,405

		55,378

	Air Freight & Logistics — 0.4%
267	Expeditors International of Washington, Inc.	23,902
43	United Parcel Service, Inc., Class B	6,665

		30,567

	Airlines — 0.1%
19	Alaska Air Group, Inc.	928
67	Delta Air Lines, Inc.	2,543
378	JetBlue Airways Corp.(a)	5,421

		8,892

	Auto Components — 0.4%
135	Aptiv PLC	18,036
23	BorgWarner, Inc.	965
255	Dana, Inc.	4,937
35	Visteon Corp.(a)	4,462

		28,400

	Automobiles — 0.4%
468	General Motors Co.	23,718
36	Thor Industries, Inc.	4,357

		28,075

	Banks — 2.1%
99	Ameris Bancorp	3,872
177	BancorpSouth Bank	4,894
844	Bank of America Corp.	25,025
417	Citigroup, Inc.	24,182
141	Citizens Financial Group, Inc.	5,138
134	Columbia Banking System, Inc.	5,162
11	Comerica, Inc.	629
86	Cullen/Frost Bankers, Inc.	7,933
60	Fifth Third Bancorp	1,736
309	Fulton Financial Corp.	4,141
85	Huntington Bancshares, Inc.	1,124
157	International Bancshares Corp.	5,936
213	KeyCorp	3,591
36	M&T Bank Corp.	4,769
240	People’s United Financial, Inc.	3,278
84	PNC Financial Services Group, Inc. (The)	12,056
252	Regions Financial Corp.	4,286
143	TCF Financial Corp.	5,557
250	Truist Financial Corp.	11,995
243	Trustmark Corp.	6,675
112	U.S. Bancorp	4,799
423	Wells Fargo & Co.	12,639
67	Wintrust Financial Corp.	4,033

		163,450

	Beverages — 1.1%
207	Coca-Cola Co. (The)	9,967
90	Constellation Brands, Inc., Class A	18,984
361	Keurig Dr Pepper, Inc.	11,480
422	Monster Beverage Corp.(a)	36,642
75	PepsiCo, Inc.	10,243

		87,316

	Biotechnology — 1.0%
47	AbbVie, Inc.	$4,817
47	Amgen, Inc.	11,347
13	Biogen, Inc.(a)	3,674
107	BioMarin Pharmaceutical, Inc.(a)	8,857
128	Gilead Sciences, Inc.	8,397
23	Ligand Pharmaceuticals, Inc.(a)	4,263
66	Regeneron Pharmaceuticals, Inc.(a)	33,253

		74,608

	Building Products — 0.3%
35	Carrier Global Corp.	1,348
32	Johnson Controls International PLC	1,594
25	Lennox International, Inc.	6,887
75	Owens Corning	5,820
49	Trex Co., Inc.(a)	4,497

		20,146

	Capital Markets — 2.7%
12	Ameriprise Financial, Inc.	2,374
657	Bank of New York Mellon Corp. (The)	26,168
10	BlackRock, Inc.	7,013
501	Charles Schwab Corp. (The)	25,822
19	CME Group, Inc.	3,453
62	FactSet Research Systems, Inc.	18,745
75	Franklin Resources, Inc.	1,972
67	Goldman Sachs Group, Inc. (The)	18,168
34	Intercontinental Exchange, Inc.	3,752
21	Invesco Ltd.	432
130	Janus Henderson Group PLC	3,999
151	KKR & Co., Inc.	5,881
30	Moody’s Corp.	7,988
14	Morgan Stanley	939
35	MSCI, Inc.	13,836
121	Northern Trust Corp.	10,792
42	S&P Global, Inc.	13,314
228	SEI Investments Co.	12,050
448	State Street Corp.	31,360
7	T. Rowe Price Group, Inc.	1,095

		209,153

	Chemicals — 0.5%
9	Air Products & Chemicals, Inc.	2,401
29	DuPont de Nemours, Inc.	2,304
10	Ecolab, Inc.	2,045
70	HB Fuller Co.	3,562
50	Innospec, Inc.	4,390
53	Linde PLC	13,006
60	Minerals Technologies, Inc.	3,698
9	PPG Industries, Inc.	1,212
2	Sherwin-Williams Co. (The)	1,384
34	Stepan Co.	3,831

		37,833

	Commercial Services & Supplies — 0.2%
61	Healthcare Services Group, Inc.	1,978
35	MSA Safety, Inc.	5,464
9	Republic Services, Inc.	815
51	Tetra Tech, Inc.	6,200
16	Waste Management, Inc.	1,781

		16,238

	Communications Equipment — 0.5%
33	Arista Networks, Inc.(a)	10,149
83	Ciena Corp.(a)	4,431
436	Cisco Systems, Inc.	19,437
7	F5 Networks, Inc.(a)	1,372

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
46	Lumentum Holdings, Inc.(a)	$4,315

		39,704

	Construction & Engineering — 0.1%
158	AECOM(a)	7,916
194	Fluor Corp.	3,354

		11,270

	Consumer Finance — 1.1%
810	Ally Financial, Inc.	30,650
172	American Express Co.	19,997
275	Capital One Financial Corp.	28,672
44	Green Dot Corp., Class A(a)	2,210
40	PROG Holdings, Inc.	1,887

		83,416

	Containers & Packaging — 0.1%
63	Ball Corp.	5,545
51	International Paper Co.	2,566
246	O-I Glass, Inc.	3,109

		11,220

	Distributors — 0.0%
40	Genuine Parts Co.	3,755

	Diversified Telecommunication Services — 0.2%
187	AT&T, Inc.	5,354
982	Lumen Technologies, Inc.	12,157

		17,511

	Electric Utilities — 0.6%
127	American Electric Power Co., Inc.	10,276
182	Edison International	10,585
34	Eversource Energy	2,975
46	IDACORP, Inc.	4,062
172	NextEra Energy, Inc.	13,910
44	PPL Corp.	1,217

		43,025

	Electrical Equipment — 0.5%
18	Acuity Brands, Inc.	2,164
313	Ballard Power Systems, Inc.(a)	10,695
44	Eaton Corp. PLC	5,179
28	Generac Holdings, Inc.(a)	6,900
32	Hubbell, Inc.	4,979
28	Rockwell Automation, Inc.	6,959
52	Sunrun, Inc.(a)	3,602

		40,478

	Electronic Equipment, Instruments & Components — 0.8%
11	Amphenol Corp., Class A	1,374
88	Avnet, Inc.	3,107
90	Cognex Corp.	7,392
20	Coherent, Inc.(a)	4,017
38	Corning, Inc.	1,363
113	Itron, Inc.(a)	9,720
18	Littelfuse, Inc.	4,381
17	Rogers Corp.(a)	2,653
124	TE Connectivity Ltd.	14,930
107	Trimble, Inc.(a)	7,052
159	Vishay Intertechnology, Inc.	3,426

		59,415

	Energy Equipment & Services — 0.3%
671	Archrock, Inc.	5,951
120	Baker Hughes Co.	2,411
89	NOV, Inc.	1,102
604	Schlumberger NV	13,415
	Energy Equipment & Services — continued
67	TechnipFMC PLC	$716

		23,595

	Entertainment — 1.0%
37	Activision Blizzard, Inc.	3,367
82	Cinemark Holdings, Inc.	1,660
60	Electronic Arts, Inc.	8,592
31	Netflix, Inc.(a)	16,504
276	Walt Disney Co. (The)(a)	46,415

		76,538

	Food & Staples Retailing — 0.2%
69	BJ’s Wholesale Club Holdings, Inc.(a)	2,903
80	Kroger Co. (The)	2,760
221	SpartanNash Co.	4,093
16	Sysco Corp.	1,144
68	Walgreens Boots Alliance, Inc.	3,417

		14,317

	Food Products — 0.4%
76	Campbell Soup Co.	3,656
24	Conagra Brands, Inc.	830
84	Darling Ingredients, Inc.(a)	5,209
56	General Mills, Inc.	3,254
91	Hain Celestial Group, Inc. (The)(a)	3,784
76	Hormel Foods Corp.	3,561
46	Ingredion, Inc.	3,472
16	J.M. Smucker Co. (The)	1,863
28	Kellogg Co.	1,650
16	McCormick & Co., Inc.	1,433

		28,712

	Gas Utilities — 0.2%
94	New Jersey Resources Corp.	3,291
54	ONE Gas, Inc.	3,949
103	South Jersey Industries, Inc.	2,379
113	UGI Corp.	4,067

		13,686

	Health Care Equipment & Supplies — 0.9%
48	Abbott Laboratories	5,932
12	Baxter International, Inc.	922
7	Becton Dickinson & Co.	1,833
32	Boston Scientific Corp.(a)	1,134
7	Cooper Cos., Inc. (The)	2,548
16	Danaher Corp.	3,805
19	DENTSPLY SIRONA, Inc.	1,016
47	Edwards Lifesciences Corp.(a)	3,881
49	Globus Medical, Inc., Class A(a)	3,023
25	Haemonetics Corp.(a)	2,857
46	Hill-Rom Holdings, Inc.	4,418
27	Hologic, Inc.(a)	2,153
14	Intuitive Surgical, Inc.(a)	10,467
36	Medtronic PLC	4,008
115	Meridian Bioscience, Inc.(a)	2,542
37	Merit Medical Systems, Inc.(a)	2,004
25	Penumbra, Inc.(a)	6,527
13	Quidel Corp.(a)	3,263
6	STERIS PLC	1,123
8	Stryker Corp.	1,768
6	Varian Medical Systems, Inc.(a)	1,053

		66,277

	Health Care Providers & Services — 1.6%
17	Amedisys, Inc.(a)	4,884
22	Anthem, Inc.	6,534
37	BioTelemetry, Inc.(a)	2,644

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
140	Centene Corp.(a)	$8,442
11	Chemed Corp.	5,697
28	Cigna Corp.	6,077
186	CVS Health Corp.	13,327
46	Encompass Health Corp.	3,698
150	HCA Healthcare, Inc.	24,372
33	Henry Schein, Inc.(a)	2,173
53	Humana, Inc.	20,305
23	Laboratory Corp. of America Holdings(a)	5,265
184	MEDNAX, Inc.(a)	5,018
83	Patterson Cos., Inc.	2,629
36	Quest Diagnostics, Inc.	4,649
25	UnitedHealth Group, Inc.	8,340

		124,054

	Health Care Technology — 0.3%
178	Allscripts Healthcare Solutions, Inc.(a)	2,937
205	Cerner Corp.	16,423
86	HMS Holdings Corp.(a)	3,166

		22,526

	Hotels, Restaurants & Leisure — 1.3%
3	Chipotle Mexican Grill, Inc.(a)	4,440
43	Dine Brands Global, Inc.	2,957
155	Hilton Worldwide Holdings, Inc.	15,715
54	Jack in the Box, Inc.	5,084
524	MGM Resorts International	14,965
20	Royal Caribbean Cruises Ltd.	1,300
61	Shake Shack, Inc., Class A(a)	6,919
217	Starbucks Corp.	21,008
183	Wendy’s Co. (The)	3,733
214	Yum China Holdings, Inc.	12,136
76	Yum! Brands, Inc.	7,713

		95,970

	Household Durables — 0.3%
142	KB Home	5,913
106	Meritage Homes Corp.(a)	8,508
14	Mohawk Industries, Inc.(a)	2,010
191	Taylor Morrison Home Corp.(a)	4,962

		21,393

	Household Products — 0.4%
7	Clorox Co. (The)	1,466
211	Colgate-Palmolive Co.	16,458
111	Kimberly-Clark Corp.	14,663

		32,587

	Independent Power & Renewable Electricity Producers — 0.4%
88	AES Corp. (The)	2,146
109	Boralex, Inc., Class A	4,269
150	NextEra Energy Partners LP	12,225
63	Ormat Technologies, Inc.	7,192
98	Sunnova Energy International, Inc.(a)	4,297

		30,129

	Industrial Conglomerates — 0.3%
25	Carlisle Cos., Inc.	3,623
1,570	General Electric Co.	16,768
8	Honeywell International, Inc.	1,563

		21,954

	Insurance — 1.2%
30	Aflac, Inc.	1,355
39	Allstate Corp. (The)	4,180
437	American International Group, Inc.	16,361
69	Chubb Ltd.	10,051
	Insurance — continued
81	First American Financial Corp.	$4,236
31	Hanover Insurance Group, Inc. (The)	3,487
116	Hartford Financial Services Group, Inc. (The)	5,570
18	Lincoln National Corp.	819
43	Marsh & McLennan Cos., Inc.	4,726
258	MetLife, Inc.	12,423
64	Prudential Financial, Inc.	5,010
217	Reinsurance Group of America, Inc.	22,796
31	Travelers Cos., Inc. (The)	4,225

		95,239

	Interactive Media & Services — 2.1%
23	Alphabet, Inc., Class A(a)	42,029
29	Alphabet, Inc., Class C(a)	53,236
262	Facebook, Inc., Class A(a)	67,683

		162,948

	Internet & Direct Marketing Retail — 2.1%
174	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,166
19	Amazon.com, Inc.(a)	60,918
11	Booking Holdings, Inc.(a)	21,388
456	eBay, Inc.	25,768
8	Etsy, Inc.(a)	1,593
9	Expedia Group, Inc.	1,117
240	Qurate Retail, Inc., Class A	3,024

		157,974

	IT Services — 2.2%
51	Accenture PLC, Class A	12,338
93	Akamai Technologies, Inc.(a)	10,326
136	Automatic Data Processing, Inc.	22,456
51	Cognizant Technology Solutions Corp., Class A	3,975
579	DXC Technology Co.	16,328
78	Fiserv, Inc.(a)	8,010
101	Gartner, Inc.(a)	15,343
73	MasterCard, Inc., Class A	23,089
27	Paychex, Inc.	2,358
241	Sabre Corp.	2,598
14	VeriSign, Inc.(a)	2,717
243	Visa, Inc., Class A	46,960
24	WEX, Inc.(a)	4,526

		171,024

	Leisure Products — 0.0%
109	Callaway Golf Co.	3,040

	Life Sciences Tools & Services — 0.7%
21	Agilent Technologies, Inc.	2,523
59	Illumina, Inc.(a)	25,160
11	IQVIA Holdings, Inc.(a)	1,956
99	NeoGenomics, Inc.(a)	5,249
44	Repligen Corp.(a)	8,800
10	Thermo Fisher Scientific, Inc.	5,097
7	Waters Corp.(a)	1,853

		50,638

	Machinery — 1.9%
59	AGCO Corp.	6,543
156	Caterpillar, Inc.	28,523
62	Cummins, Inc.	14,534
154	Deere & Co.	44,475
61	Flowserve Corp.	2,169
13	Illinois Tool Works, Inc.	2,525
79	ITT, Inc.	5,902
103	Kennametal, Inc.	3,902
62	Oshkosh Corp.	5,679
68	Parker-Hannifin Corp.	17,994

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
18	Proto Labs, Inc.(a)	$3,812
78	Terex Corp.	2,789
69	Toro Co. (The)	6,503

		145,350

	Media — 1.1%
4	Cable One, Inc.	8,000
33	Charter Communications, Inc., Class A(a)	20,050
686	Comcast Corp., Class A	34,005
108	Discovery, Inc., Series A(a)	4,473
31	Discovery, Inc., Series C(a)	1,086
74	Fox Corp., Class A	2,307
59	Interpublic Group of Cos., Inc. (The)	1,420
85	New York Times Co. (The), Class A	4,215
72	News Corp., Class A	1,397
86	Omnicom Group, Inc.	5,365

		82,318

	Metals & Mining — 0.2%
252	Cleveland-Cliffs, Inc.	3,866
143	Commercial Metals Co.	2,815
12	Nucor Corp.	585
60	Reliance Steel & Aluminum Co.	6,965
40	Royal Gold, Inc.	4,275

		18,506

	Multi-Utilities — 0.2%
76	Consolidated Edison, Inc.	5,379
30	DTE Energy Co.	3,562
32	Sempra Energy	3,960
20	WEC Energy Group, Inc.	1,778

		14,679

	Multiline Retail — 0.2%
363	Macy’s, Inc.	5,459
39	Target Corp.	7,066

		12,525

	Oil, Gas & Consumable Fuels — 0.9%
871	Apache Corp.	12,438
154	ConocoPhillips	6,165
93	Devon Energy Corp.	1,531
157	Diamondback Energy, Inc.	8,900
369	EOG Resources, Inc.	18,804
147	EQT Corp.	2,397
135	Kinder Morgan, Inc.	1,901
424	Marathon Oil Corp.	3,070
78	ONEOK, Inc.	3,107
482	Southwestern Energy Co.(a)	1,817
55	Valero Energy Corp.	3,104
75	World Fuel Services Corp.	2,294

		65,528

	Paper & Forest Products — 0.1%
105	Louisiana-Pacific Corp.	3,991

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	710

	Pharmaceuticals — 1.2%
63	Bristol-Myers Squibb Co.	3,870
22	Eli Lilly & Co.	4,575
34	Jazz Pharmaceuticals PLC(a)	5,287
198	Merck & Co., Inc.	15,260
270	Novartis AG, Sponsored ADR	24,427
87	Novo Nordisk A/S, Sponsored ADR	6,055
41	Perrigo Co. PLC	1,751
153	Pfizer, Inc.	5,493
	Pharmaceuticals — continued
473	Roche Holding AG, Sponsored ADR	$20,533
8	Zoetis, Inc.	1,234

		88,485

	Professional Services — 0.2%
63	Exponent, Inc.	5,202
10	IHS Markit Ltd.	871
25	Insperity, Inc.	1,962
64	Korn Ferry	2,918
38	ManpowerGroup, Inc.	3,361
32	Nielsen Holdings PLC	715

		15,029

	Real Estate Management & Development — 0.2%
121	CBRE Group, Inc., Class A(a)	7,378
32	Jones Lang LaSalle, Inc.(a)	4,679

		12,057

	REITs – Apartments — 0.2%
115	American Campus Communities, Inc.	4,733
76	Camden Property Trust	7,764
34	Equity Residential	2,096

		14,593

	REITs – Diversified — 0.1%
35	American Tower Corp.	7,958
8	Crown Castle International Corp.	1,274
69	Weyerhaeuser Co.	2,152

		11,384

	REITs – Health Care — 0.0%
36	Ventas, Inc.	1,659
17	Welltower, Inc.	1,030

		2,689

	REITs – Hotels — 0.1%
112	Host Hotels & Resorts, Inc.	1,517
338	Park Hotels & Resorts, Inc.	5,638

		7,155

	REITs – Mortgage — 0.1%
159	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,405

	REITs – Office Property — 0.3%
7	Boston Properties, Inc.	639
173	Corporate Office Properties Trust	4,544
196	Douglas Emmett, Inc.	5,431
261	Easterly Government Properties, Inc.	5,729
87	Kilroy Realty Corp.	4,927

		21,270

	REITs – Shopping Centers — 0.1%
465	Brixmor Property Group, Inc.	7,872

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	842

	REITs – Warehouse/Industrials — 0.1%
55	CyrusOne, Inc.	4,012
73	ProLogis, Inc.	7,534

		11,546

	Road & Rail — 0.2%
28	CSX Corp.	2,401
34	Norfolk Southern Corp.	8,045
50	Ryder System, Inc.	3,130
22	Union Pacific Corp.	4,344

		17,920

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.3%
43	Advanced Micro Devices, Inc.(a)	$3,683
13	Analog Devices, Inc.	1,915
32	Applied Materials, Inc.	3,094
66	Cirrus Logic, Inc.(a)	6,184
114	Cree, Inc.(a)	11,523
38	Enphase Energy, Inc.(a)	6,929
142	First Solar, Inc.(a)	14,079
87	Ichor Holdings Ltd.(a)	3,141
156	Intel Corp.	8,660
5	Lam Research Corp.	2,420
20	Micron Technology, Inc.(a)	1,565
109	NVIDIA Corp.	56,635
180	QUALCOMM, Inc.	28,130
52	Silicon Laboratories, Inc.(a)	6,821
65	Texas Instruments, Inc.	10,770
27	Universal Display Corp.	6,232
9	Xilinx, Inc.	1,175

		172,956

	Software — 3.3%
28	Adobe, Inc.(a)	12,846
28	ANSYS, Inc.(a)	9,922
152	Autodesk, Inc.(a)	42,169
39	Blackbaud, Inc.	2,593
54	Bottomline Technologies, Inc.(a)	2,580
10	Citrix Systems, Inc.	1,333
17	Fair Isaac Corp.(a)	7,652
187	Microsoft Corp.	43,377
40	NortonLifeLock, Inc.	843
582	Oracle Corp.	35,170
33	Paylocity Holding Corp.(a)	6,186
48	PTC, Inc.(a)	6,380
35	Qualys, Inc.(a)	4,846
146	salesforce.com, Inc.(a)	32,932
54	SPS Commerce, Inc.(a)	5,340
154	Workday, Inc., Class A(a)	35,040

		249,209

	Specialty Retail — 0.8%
120	American Eagle Outfitters, Inc.	2,723
43	Asbury Automotive Group, Inc.(a)	6,132
2	AutoZone, Inc.(a)	2,237
29	Best Buy Co., Inc.	3,156
21	Five Below, Inc.(a)	3,690
60	Gap, Inc. (The)(a)	1,215
65	Home Depot, Inc. (The)	17,603
30	Lithia Motors, Inc., Class A	9,560
14	Lowe’s Cos., Inc.	2,336
33	Monro, Inc.	1,929
17	TJX Cos., Inc. (The)	1,089
8	Ulta Beauty, Inc.(a)	2,238
42	Williams-Sonoma, Inc.	5,415

		59,323

	Technology Hardware, Storage & Peripherals — 0.4%
1,008	Hewlett Packard Enterprise Co.	12,439
630	HP, Inc.	15,334
110	NCR Corp.(a)	3,670
20	Seagate Technology PLC	1,322

		32,765

	Textiles, Apparel & Luxury Goods — 0.4%
25	Deckers Outdoor Corp.(a)	7,300
841	Under Armour, Inc., Class A(a)	14,717
68	VF Corp.	5,227
	Textiles, Apparel & Luxury Goods — continued
100	Wolverine World Wide, Inc.	$2,864

		30,108

	Thrifts & Mortgage Finance — 0.1%
143	Mr. Cooper Group, Inc.(a)	3,894
378	New York Community Bancorp, Inc.	3,954

		7,848

	Trading Companies & Distributors — 0.0%
32	GATX Corp.	2,970

	Water Utilities — 0.2%
41	American Water Works Co., Inc.	6,520
250	Essential Utilities, Inc.	11,575

		18,095

	Wireless Telecommunication Services — 0.1%
74	Shenandoah Telecommunications Co.	2,876
60	T-Mobile US, Inc.(a)	7,565

		10,441

	Total Common Stocks (Identified Cost $2,899,441)	3,430,020

Principal Amount
Bonds and Notes — 14.4%
	Automotive — 0.2%
$8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,163
9,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	9,191

		18,354

	Banking — 2.3%
10,000	American Express Co., 3.700%, 8/03/2023	10,794
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,208
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,090
9,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	9,842
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,347
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,622
10,000	Capital One Financial Corp., 3.300%, 10/30/2024	10,907
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,441
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,184
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,023
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,908
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,620
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,731
9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	9,934
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	12,003
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,343
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,324
11,000	Truist Bank, 3.200%, 4/01/2024	11,926
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,815
11,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,747

		177,809

	Brokerage — 0.3%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,672
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,233

		19,905

	Cable Satellite — 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,602

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 0.3%
$11,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$11,083
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,178

		19,261

	Consumer Cyclical Services — 0.2%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,086
8,000	eBay, Inc., 3.800%, 3/09/2022	8,279

		14,365

	Electric — 0.6%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,741
11,000	Entergy Corp., 0.900%, 9/15/2025	10,979
6,000	Exelon Corp., 4.050%, 4/15/2030	7,016
10,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,351
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,819

		45,906

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,346

	Financial Other — 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,274

	Food & Beverage — 0.4%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	11,262
9,000	General Mills, Inc., 4.000%, 4/17/2025	10,139
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	10,809

		32,210

	Government Owned – No Guarantee — 0.3%
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,966

	Health Insurance — 0.3%
9,000	Anthem, Inc., 4.101%, 3/01/2028	10,520
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,603

		22,123

	Healthcare — 0.4%
5,000	Cigna Corp., 3.750%, 7/15/2023	5,394
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,699
5,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,299
9,000	McKesson Corp., 3.950%, 2/16/2028	10,395
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,401

		30,188

	Independent Energy — 0.1%
8,000	EQT Corp., 3.000%, 10/01/2022	8,125

	Integrated Energy — 0.4%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,856
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	10,870
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,598

		31,324

	Life Insurance — 0.0%
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,306

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,613

	Midstream — 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,817
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,824

		19,641

	Mortgage Related — 2.0%
5,338	FHLMC, 3.000%, 6/01/2049	5,612
4,912	FNMA, 2.000%, 9/01/2050	5,075
59,830	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	63,016
	Mortgage Related — continued
$34,019	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	$35,812
29,676	FNMA, 3.500%, with various maturities in 2049(b)	31,528
7,252	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	7,770
7,035	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	7,646

		156,459

	Natural Gas — 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	11,012

	Oil Field Services — 0.1%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,417

	Pharmaceuticals — 0.4%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,976
9,000	Amgen, Inc., 2.650%, 5/11/2022	9,257
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,864

		29,097

	Property & Casualty Insurance — 0.1%
8,000	American International Group, Inc., 3.400%, 6/30/2030	8,927

	Railroads — 0.1%
10,000	CSX Corp., 2.600%, 11/01/2026	10,887

	REITs – Office Property — 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,499

	Restaurants — 0.1%
10,000	Starbucks Corp., 2.250%, 3/12/2030	10,417

	Technology — 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,680
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,773
6,000	HP, Inc., 3.000%, 6/17/2027	6,578
6,000	Intel Corp., 2.450%, 11/15/2029	6,423
10,000	International Business Machines Corp., 4.000%, 6/20/2042	11,961
5,000	NVIDIA Corp., 2.850%, 4/01/2030	5,511
8,000	Oracle Corp., 2.950%, 5/15/2025	8,701
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,852
10,000	VMware, Inc., 2.950%, 8/21/2022	10,360

		75,839

	Treasuries — 3.5%
14,000	U.S. Treasury Bond, 2.500%, 5/15/2046	16,067
25,000	U.S. Treasury Bond, 2.875%, 11/15/2046	30,695
27,000	U.S. Treasury Bond, 3.000%, 5/15/2045	33,710
9,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,345
24,000	U.S. Treasury Bond, 3.000%, 2/15/2049	30,384
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,274
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	10,382
4,000	U.S. Treasury Bond, 4.500%, 2/15/2036	5,728
30,000	U.S. Treasury Note, 0.375%, 11/30/2025	29,953
47,000	U.S. Treasury Note, 1.625%, 8/31/2022	48,118
46,000	U.S. Treasury Note, 2.125%, 12/31/2022	47,759

		271,415

	Wireless — 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,570

	Wirelines — 0.1%
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	7,203

	Total Bonds and Notes (Identified Cost $1,072,042)	1,102,060

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
Exchange-Traded Funds — 6.6%
7,002	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $442,880)	$506,525

Affiliated Mutual Funds — 33.1%
32,801	Loomis Sayles Inflation Protected Securities Fund, Class N	393,284
33,798	Loomis Sayles Limited Term Government and Agency Fund, Class N	390,030
47,242	Mirova Global Green Bond Fund, Class N	507,378
38,866	Mirova International Sustainable Equity Fund, Class N	529,359
11,960	WCM Focused Emerging Markets Fund, Institutional Class	239,917
19,216	WCM Focused International Growth Fund, Institutional Class	473,475

	Total Affiliated Mutual Funds (Identified Cost $2,333,843)	2,533,443

Principal Amount
Short-Term Investments — 2.5%
$194,788	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $194,788 on 2/01/2021 collateralized by $187,000 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $199,177 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $194,788)	194,788

	Total Investments — 101.3% (Identified Cost $6,942,994)	7,766,836
	Other assets less liabilities — (1.3)%	(101,997)

	Net Assets — 100.0%	$7,664,839

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	67.5%
Fixed Income	31.3
Short-Term Investments	2.5

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 51.7% of Net Assets
	Aerospace & Defense — 0.8%
29	Axon Enterprise, Inc.(a)	$4,761
182	Boeing Co. (The)	35,342
72	General Dynamics Corp.	10,561
6	L3Harris Technologies, Inc.	1,029
43	Moog, Inc., Class A	3,176
82	Raytheon Technologies Corp.	5,472

		60,341

	Air Freight & Logistics — 0.5%
307	Expeditors International of Washington, Inc.	27,483
45	United Parcel Service, Inc., Class B	6,975

		34,458

	Airlines — 0.1%
18	Alaska Air Group, Inc.	879
59	Delta Air Lines, Inc.	2,240
410	JetBlue Airways Corp.(a)	5,879

		8,998

	Auto Components — 0.4%
140	Aptiv PLC	18,704
24	BorgWarner, Inc.	1,008
276	Dana, Inc.	5,343
37	Visteon Corp.(a)	4,717

		29,772

	Automobiles — 0.4%
526	General Motors Co.	26,658
40	Thor Industries, Inc.	4,840

		31,498

	Banks — 2.4%
112	Ameris Bancorp	4,380
192	BancorpSouth Bank	5,309
950	Bank of America Corp.	28,167
470	Citigroup, Inc.	27,255
138	Citizens Financial Group, Inc.	5,029
146	Columbia Banking System, Inc.	5,624
14	Comerica, Inc.	801
97	Cullen/Frost Bankers, Inc.	8,947
60	Fifth Third Bancorp	1,736
335	Fulton Financial Corp.	4,489
115	Huntington Bancshares, Inc.	1,521
178	International Bancshares Corp.	6,730
213	KeyCorp	3,591
36	M&T Bank Corp.	4,769
238	People’s United Financial, Inc.	3,251
88	PNC Financial Services Group, Inc. (The)	12,630
247	Regions Financial Corp.	4,201
155	TCF Financial Corp.	6,023
260	Truist Financial Corp.	12,475
276	Trustmark Corp.	7,582
116	U.S. Bancorp	4,971
476	Wells Fargo & Co.	14,223
70	Wintrust Financial Corp.	4,213

		177,917

	Beverages — 1.3%
215	Coca-Cola Co. (The)	10,352
101	Constellation Brands, Inc., Class A	21,304
406	Keurig Dr Pepper, Inc.	12,911
483	Monster Beverage Corp.(a)	41,939
78	PepsiCo, Inc.	10,652

		97,158

	Biotechnology — 1.1%
51	AbbVie, Inc.	$5,226
50	Amgen, Inc.	12,072
16	Biogen, Inc.(a)	4,522
120	BioMarin Pharmaceutical, Inc.(a)	9,934
134	Gilead Sciences, Inc.	8,790
27	Ligand Pharmaceuticals, Inc.(a)	5,004
74	Regeneron Pharmaceuticals, Inc.(a)	37,284

		82,832

	Building Products — 0.3%
35	Carrier Global Corp.	1,348
32	Johnson Controls International PLC	1,594
29	Lennox International, Inc.	7,989
86	Owens Corning	6,674
56	Trex Co., Inc.(a)	5,139

		22,744

	Capital Markets — 3.1%
12	Ameriprise Financial, Inc.	2,374
740	Bank of New York Mellon Corp. (The)	29,474
11	BlackRock, Inc.	7,714
555	Charles Schwab Corp. (The)	28,605
18	CME Group, Inc.	3,271
63	FactSet Research Systems, Inc.	19,047
73	Franklin Resources, Inc.	1,919
75	Goldman Sachs Group, Inc. (The)	20,338
32	Intercontinental Exchange, Inc.	3,531
25	Invesco Ltd.	515
144	Janus Henderson Group PLC	4,429
170	KKR & Co., Inc.	6,622
34	Moody’s Corp.	9,053
13	Morgan Stanley	872
36	MSCI, Inc.	14,231
124	Northern Trust Corp.	11,060
46	S&P Global, Inc.	14,582
266	SEI Investments Co.	14,058
506	State Street Corp.	35,420
8	T. Rowe Price Group, Inc.	1,252

		228,367

	Chemicals — 0.6%
10	Air Products & Chemicals, Inc.	2,668
31	DuPont de Nemours, Inc.	2,463
12	Ecolab, Inc.	2,454
78	HB Fuller Co.	3,969
53	Innospec, Inc.	4,653
55	Linde PLC	13,497
63	Minerals Technologies, Inc.	3,883
9	PPG Industries, Inc.	1,212
3	Sherwin-Williams Co. (The)	2,075
36	Stepan Co.	4,057

		40,931

	Commercial Services & Supplies — 0.2%
61	Healthcare Services Group, Inc.	1,978
38	MSA Safety, Inc.	5,933
8	Republic Services, Inc.	724
58	Tetra Tech, Inc.	7,051
13	Waste Management, Inc.	1,447

		17,133

	Communications Equipment — 0.6%
38	Arista Networks, Inc.(a)	11,687
91	Ciena Corp.(a)	4,859
483	Cisco Systems, Inc.	21,532
8	F5 Networks, Inc.(a)	1,568

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
53	Lumentum Holdings, Inc.(a)	$4,971

		44,617

	Construction & Engineering — 0.2%
180	AECOM(a)	9,018
221	Fluor Corp.	3,821

		12,839

	Consumer Finance — 1.3%
912	Ally Financial, Inc.	34,510
189	American Express Co.	21,973
310	Capital One Financial Corp.	32,321
50	Green Dot Corp., Class A(a)	2,511
40	PROG Holdings, Inc.	1,887

		93,202

	Containers & Packaging — 0.2%
66	Ball Corp.	5,810
52	International Paper Co.	2,616
280	O-I Glass, Inc.	3,539

		11,965

	Distributors — 0.1%
38	Genuine Parts Co.	3,567

	Diversified Telecommunication Services — 0.3%
204	AT&T, Inc.	5,841
1,124	Lumen Technologies, Inc.	13,915

		19,756

	Electric Utilities — 0.6%
132	American Electric Power Co., Inc.	10,680
191	Edison International	11,109
34	Eversource Energy	2,975
50	IDACORP, Inc.	4,415
193	NextEra Energy, Inc.	15,608
35	PPL Corp.	968

		45,755

	Electrical Equipment — 0.6%
18	Acuity Brands, Inc.	2,164
350	Ballard Power Systems, Inc.(a)	11,959
41	Eaton Corp. PLC	4,826
31	Generac Holdings, Inc.(a)	7,639
36	Hubbell, Inc.	5,602
32	Rockwell Automation, Inc.	7,953
60	Sunrun, Inc.(a)	4,156

		44,299

	Electronic Equipment, Instruments & Components — 0.9%
11	Amphenol Corp., Class A	1,374
100	Avnet, Inc.	3,531
102	Cognex Corp.	8,377
22	Coherent, Inc.(a)	4,418
38	Corning, Inc.	1,363
128	Itron, Inc.(a)	11,011
19	Littelfuse, Inc.	4,624
19	Rogers Corp.(a)	2,965
139	TE Connectivity Ltd.	16,736
121	Trimble, Inc.(a)	7,975
181	Vishay Intertechnology, Inc.	3,901

		66,275

	Energy Equipment & Services — 0.3%
763	Archrock, Inc.	6,768
120	Baker Hughes Co.	2,411
87	NOV, Inc.	1,077
639	Schlumberger NV	14,192
	Energy Equipment & Services — continued
58	TechnipFMC PLC	$620

		25,068

	Entertainment — 1.1%
34	Activision Blizzard, Inc.	3,094
75	Cinemark Holdings, Inc.	1,518
66	Electronic Arts, Inc.	9,451
35	Netflix, Inc.(a)	18,634
296	Walt Disney Co. (The)(a)	49,778

		82,475

	Food & Staples Retailing — 0.2%
78	BJ’s Wholesale Club Holdings, Inc.(a)	3,281
79	Kroger Co. (The)	2,725
232	SpartanNash Co.	4,297
29	Sysco Corp.	2,074
67	Walgreens Boots Alliance, Inc.	3,367

		15,744

	Food Products — 0.4%
75	Campbell Soup Co.	3,608
19	Conagra Brands, Inc.	657
96	Darling Ingredients, Inc.(a)	5,953
56	General Mills, Inc.	3,254
104	Hain Celestial Group, Inc. (The)(a)	4,325
75	Hormel Foods Corp.	3,515
50	Ingredion, Inc.	3,773
16	J.M. Smucker Co. (The)	1,863
23	Kellogg Co.	1,356
12	McCormick & Co., Inc.	1,074

		29,378

	Gas Utilities — 0.2%
107	New Jersey Resources Corp.	3,746
57	ONE Gas, Inc.	4,168
118	South Jersey Industries, Inc.	2,726
123	UGI Corp.	4,427

		15,067

	Health Care Equipment & Supplies — 1.0%
53	Abbott Laboratories	6,550
11	Baxter International, Inc.	845
8	Becton Dickinson & Co.	2,094
35	Boston Scientific Corp.(a)	1,240
7	Cooper Cos., Inc. (The)	2,548
19	Danaher Corp.	4,519
16	DENTSPLY SIRONA, Inc.	856
49	Edwards Lifesciences Corp.(a)	4,046
56	Globus Medical, Inc., Class A(a)	3,455
29	Haemonetics Corp.(a)	3,314
50	Hill-Rom Holdings, Inc.	4,802
28	Hologic, Inc.(a)	2,233
16	Intuitive Surgical, Inc.(a)	11,962
34	Medtronic PLC	3,785
131	Meridian Bioscience, Inc.(a)	2,895
37	Merit Medical Systems, Inc.(a)	2,004
27	Penumbra, Inc.(a)	7,050
15	Quidel Corp.(a)	3,765
6	STERIS PLC	1,123
8	Stryker Corp.	1,768
6	Varian Medical Systems, Inc.(a)	1,053

		71,907

	Health Care Providers & Services — 1.9%
20	Amedisys, Inc.(a)	5,746
23	Anthem, Inc.	6,831
41	BioTelemetry, Inc.(a)	2,930

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
141	Centene Corp.(a)	$8,502
13	Chemed Corp.	6,733
29	Cigna Corp.	6,294
209	CVS Health Corp.	14,975
51	Encompass Health Corp.	4,100
164	HCA Healthcare, Inc.	26,647
33	Henry Schein, Inc.(a)	2,173
59	Humana, Inc.	22,603
24	Laboratory Corp. of America Holdings(a)	5,494
209	MEDNAX, Inc.(a)	5,699
95	Patterson Cos., Inc.	3,010
38	Quest Diagnostics, Inc.	4,908
26	UnitedHealth Group, Inc.	8,673

		135,318

	Health Care Technology — 0.4%
203	Allscripts Healthcare Solutions, Inc.(a)	3,349
235	Cerner Corp.	18,826
99	HMS Holdings Corp.(a)	3,645

		25,820

	Hotels, Restaurants & Leisure — 1.5%
3	Chipotle Mexican Grill, Inc.(a)	4,440
49	Dine Brands Global, Inc.	3,369
175	Hilton Worldwide Holdings, Inc.	17,743
59	Jack in the Box, Inc.	5,554
590	MGM Resorts International	16,851
20	Royal Caribbean Cruises Ltd.	1,300
70	Shake Shack, Inc., Class A(a)	7,939
253	Starbucks Corp.	24,493
192	Wendy’s Co. (The)	3,917
269	Yum China Holdings, Inc.	15,255
92	Yum! Brands, Inc.	9,337

		110,198

	Household Durables — 0.3%
154	KB Home	6,413
121	Meritage Homes Corp.(a)	9,711
14	Mohawk Industries, Inc.(a)	2,010
207	Taylor Morrison Home Corp.(a)	5,378

		23,512

	Household Products — 0.5%
7	Clorox Co. (The)	1,466
230	Colgate-Palmolive Co.	17,940
125	Kimberly-Clark Corp.	16,513

		35,919

	Independent Power & Renewable Electricity Producers — 0.5%
87	AES Corp. (The)	2,122
109	Boralex, Inc., Class A	4,268
168	NextEra Energy Partners LP	13,692
66	Ormat Technologies, Inc.	7,535
128	Sunnova Energy International, Inc.(a)	5,613

		33,230

	Industrial Conglomerates — 0.3%
27	Carlisle Cos., Inc.	3,913
1,766	General Electric Co.	18,861
8	Honeywell International, Inc.	1,563

		24,337

	Insurance — 1.4%
29	Aflac, Inc.	1,310
41	Allstate Corp. (The)	4,394
491	American International Group, Inc.	18,383
72	Chubb Ltd.	10,488
	Insurance — continued
89	First American Financial Corp.	$4,654
33	Hanover Insurance Group, Inc. (The)	3,712
124	Hartford Financial Services Group, Inc. (The)	5,955
15	Lincoln National Corp.	682
43	Marsh & McLennan Cos., Inc.	4,726
288	MetLife, Inc.	13,867
66	Prudential Financial, Inc.	5,167
245	Reinsurance Group of America, Inc.	25,737
33	Travelers Cos., Inc. (The)	4,498

		103,573

	Interactive Media & Services — 2.5%
26	Alphabet, Inc., Class A(a)	47,511
32	Alphabet, Inc., Class C(a)	58,744
293	Facebook, Inc., Class A(a)	75,691

		181,946

	Internet & Direct Marketing Retail — 2.5%
194	Alibaba Group Holding Ltd., Sponsored ADR(a)	49,243
21	Amazon.com, Inc.(a)	67,330
13	Booking Holdings, Inc.(a)	25,276
511	eBay, Inc.	28,877
8	Etsy, Inc.(a)	1,593
9	Expedia Group, Inc.	1,117
678	Qurate Retail, Inc., Class A	8,543

		181,979

	IT Services — 2.6%
58	Accenture PLC, Class A	14,031
107	Akamai Technologies, Inc.(a)	11,880
141	Automatic Data Processing, Inc.	23,282
54	Cognizant Technology Solutions Corp., Class A	4,209
648	DXC Technology Co.	18,274
88	Fiserv, Inc.(a)	9,037
113	Gartner, Inc.(a)	17,166
82	MasterCard, Inc., Class A	25,936
28	Paychex, Inc.	2,445
275	Sabre Corp.	2,964
14	VeriSign, Inc.(a)	2,717
273	Visa, Inc., Class A	52,757
26	WEX, Inc.(a)	4,904

		189,602

	Leisure Products — 0.0%
124	Callaway Golf Co.	3,458

	Life Sciences Tools & Services — 0.7%
23	Agilent Technologies, Inc.	2,764
61	Illumina, Inc.(a)	26,013
13	IQVIA Holdings, Inc.(a)	2,311
108	NeoGenomics, Inc.(a)	5,726
50	Repligen Corp.(a)	10,000
11	Thermo Fisher Scientific, Inc.	5,607
8	Waters Corp.(a)	2,117

		54,538

	Machinery — 2.2%
67	AGCO Corp.	7,430
168	Caterpillar, Inc.	30,717
69	Cummins, Inc.	16,175
165	Deere & Co.	47,652
61	Flowserve Corp.	2,169
14	Illinois Tool Works, Inc.	2,719
85	ITT, Inc.	6,350
114	Kennametal, Inc.	4,318
71	Oshkosh Corp.	6,503
76	Parker-Hannifin Corp.	20,111

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
20	Proto Labs, Inc.(a)	$4,236
89	Terex Corp.	3,183
78	Toro Co. (The)	7,352

		158,915

	Media — 1.3%
5	Cable One, Inc.	10,000
37	Charter Communications, Inc., Class A(a)	22,480
778	Comcast Corp., Class A	38,565
107	Discovery, Inc., Series A(a)	4,432
26	Discovery, Inc., Series C(a)	911
73	Fox Corp., Class A	2,276
58	Interpublic Group of Cos., Inc. (The)	1,396
93	New York Times Co. (The), Class A	4,612
72	News Corp., Class A	1,397
87	Omnicom Group, Inc.	5,427

		91,496

	Metals & Mining — 0.3%
273	Cleveland-Cliffs, Inc.	4,188
163	Commercial Metals Co.	3,209
10	Nucor Corp.	487
69	Reliance Steel & Aluminum Co.	8,010
42	Royal Gold, Inc.	4,489

		20,383

	Multi-Utilities — 0.2%
78	Consolidated Edison, Inc.	5,520
29	DTE Energy Co.	3,443
34	Sempra Energy	4,208
21	WEC Energy Group, Inc.	1,867

		15,038

	Multiline Retail — 0.2%
393	Macy’s, Inc.	5,911
41	Target Corp.	7,428

		13,339

	Oil, Gas & Consumable Fuels — 1.0%
969	Apache Corp.	13,837
164	ConocoPhillips	6,565
90	Devon Energy Corp.	1,481
177	Diamondback Energy, Inc.	10,034
414	EOG Resources, Inc.	21,097
167	EQT Corp.	2,724
120	Kinder Morgan, Inc.	1,690
419	Marathon Oil Corp.	3,034
81	ONEOK, Inc.	3,226
445	Southwestern Energy Co.(a)	1,678
58	Valero Energy Corp.	3,273
76	World Fuel Services Corp.	2,325

		70,964

	Paper & Forest Products — 0.1%
119	Louisiana-Pacific Corp.	4,523

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	947

	Pharmaceuticals — 1.3%
65	Bristol-Myers Squibb Co.	3,993
26	Eli Lilly & Co.	5,407
37	Jazz Pharmaceuticals PLC(a)	5,753
227	Merck & Co., Inc.	17,495
296	Novartis AG, Sponsored ADR	26,779
111	Novo Nordisk A/S, Sponsored ADR	7,726
32	Perrigo Co. PLC	1,366
159	Pfizer, Inc.	5,708
	Pharmaceuticals — continued
504	Roche Holding AG, Sponsored ADR	$21,879
8	Zoetis, Inc.	1,234

		97,340

	Professional Services — 0.2%
68	Exponent, Inc.	5,615
8	IHS Markit Ltd.	697
27	Insperity, Inc.	2,119
73	Korn Ferry	3,329
43	ManpowerGroup, Inc.	3,803
43	Nielsen Holdings PLC	960

		16,523

	Real Estate Management & Development — 0.2%
136	CBRE Group, Inc., Class A(a)	8,293
35	Jones Lang LaSalle, Inc.(a)	5,118

		13,411

	REITs – Apartments — 0.2%
125	American Campus Communities, Inc.	5,145
87	Camden Property Trust	8,887
34	Equity Residential	2,096

		16,128

	REITs – Diversified — 0.2%
38	American Tower Corp.	8,640
8	Crown Castle International Corp.	1,274
68	Weyerhaeuser Co.	2,121

		12,035

	REITs – Health Care — 0.0%
35	Ventas, Inc.	1,613
14	Welltower, Inc.	848

		2,461

	REITs – Hotels — 0.1%
89	Host Hotels & Resorts, Inc.	1,206
366	Park Hotels & Resorts, Inc.	6,105

		7,311

	REITs – Mortgage — 0.1%
178	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,529

	REITs – Office Property — 0.3%
9	Boston Properties, Inc.	821
187	Corporate Office Properties Trust	4,912
212	Douglas Emmett, Inc.	5,875
283	Easterly Government Properties, Inc.	6,212
94	Kilroy Realty Corp.	5,323

		23,143

	REITs – Shopping Centers — 0.1%
529	Brixmor Property Group, Inc.	8,956

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	842

	REITs – Warehouse/Industrials — 0.2%
63	CyrusOne, Inc.	4,596
77	ProLogis, Inc.	7,946

		12,542

	Road & Rail — 0.3%
32	CSX Corp.	2,744
34	Norfolk Southern Corp.	8,045
57	Ryder System, Inc.	3,568
27	Union Pacific Corp.	5,332

		19,689

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.6%
44	Advanced Micro Devices, Inc.(a)	$3,768
15	Analog Devices, Inc.	2,210
37	Applied Materials, Inc.	3,577
72	Cirrus Logic, Inc.(a)	6,746
124	Cree, Inc.(a)	12,534
40	Enphase Energy, Inc.(a)	7,294
160	First Solar, Inc.(a)	15,864
95	Ichor Holdings Ltd.(a)	3,429
175	Intel Corp.	9,714
7	Lam Research Corp.	3,388
18	Micron Technology, Inc.(a)	1,409
123	NVIDIA Corp.	63,909
208	QUALCOMM, Inc.	32,506
58	Silicon Laboratories, Inc.(a)	7,608
71	Texas Instruments, Inc.	11,764
30	Universal Display Corp.	6,925
9	Xilinx, Inc.	1,175

		193,820

	Software — 3.8%
33	Adobe, Inc.(a)	15,139
31	ANSYS, Inc.(a)	10,985
170	Autodesk, Inc.(a)	47,163
44	Blackbaud, Inc.	2,926
62	Bottomline Technologies, Inc.(a)	2,962
9	Citrix Systems, Inc.	1,200
20	Fair Isaac Corp.(a)	9,002
213	Microsoft Corp.	49,408
38	NortonLifeLock, Inc.	801
664	Oracle Corp.	40,126
37	Paylocity Holding Corp.(a)	6,936
51	PTC, Inc.(a)	6,778
37	Qualys, Inc.(a)	5,123
160	salesforce.com, Inc.(a)	36,090
61	SPS Commerce, Inc.(a)	6,032
166	Workday, Inc., Class A(a)	37,770

		278,441

	Specialty Retail — 0.9%
133	American Eagle Outfitters, Inc.	3,018
48	Asbury Automotive Group, Inc.(a)	6,845
3	AutoZone, Inc.(a)	3,355
28	Best Buy Co., Inc.	3,047
23	Five Below, Inc.(a)	4,042
60	Gap, Inc. (The)(a)	1,215
74	Home Depot, Inc. (The)	20,041
34	Lithia Motors, Inc., Class A	10,835
14	Lowe’s Cos., Inc.	2,336
32	Monro, Inc.	1,871
15	TJX Cos., Inc. (The)	961
8	Ulta Beauty, Inc.(a)	2,238
46	Williams-Sonoma, Inc.	5,930

		65,734

	Technology Hardware, Storage & Peripherals — 0.5%
1,058	Hewlett Packard Enterprise Co.	13,056
694	HP, Inc.	16,892
125	NCR Corp.(a)	4,170
17	Seagate Technology PLC	1,124

		35,242

	Textiles, Apparel & Luxury Goods — 0.5%
30	Deckers Outdoor Corp.(a)	8,759
910	Under Armour, Inc., Class A(a)	15,925
70	VF Corp.	5,381
115	Wolverine World Wide, Inc.	3,294

		33,359

	Thrifts & Mortgage Finance — 0.1%
155	Mr. Cooper Group, Inc.(a)	$4,220
430	New York Community Bancorp, Inc.	4,498

		8,718

	Trading Companies & Distributors — 0.0%
37	GATX Corp.	3,434

	Water Utilities — 0.3%
43	American Water Works Co., Inc.	6,838
278	Essential Utilities, Inc.	12,871

		19,709

	Wireless Telecommunication Services — 0.2%
82	Shenandoah Telecommunications Co.	3,187
68	T-Mobile US, Inc.(a)	8,574

		11,761

	Total Common Stocks (Identified Cost $3,265,606)	3,784,226

Principal Amount
Bonds and Notes — 8.9%
	Automotive — 0.2%
$6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,872
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,106

		11,978

	Banking — 1.5%
5,000	American Express Co., 3.700%, 8/03/2023	5,397
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,156
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	6,060
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,468
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,347
5,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	5,311
5,000	Capital One Financial Corp., 3.300%, 10/30/2024	5,454
5,000	Citigroup, Inc., 4.600%, 3/09/2026	5,800
3,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	3,111
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,015
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,681
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,465
6,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,399
5,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	5,519
7,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	7,638
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,274
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,243
6,000	Truist Bank, 3.200%, 4/01/2024	6,505
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,489
6,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,407

		108,739

	Brokerage — 0.2%
6,000	BlackRock, Inc., 2.400%, 4/30/2030	6,448
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,140

		12,588

	Cable Satellite — 0.1%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,376

	Construction Machinery — 0.1%
6,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	6,045
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,089

		10,134

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.1%
$4,000	Amazon.com, Inc., 3.875%, 8/22/2037	$4,869
5,000	eBay, Inc., 3.800%, 3/09/2022	5,174

		10,043

	Electric — 0.4%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,463
8,000	Entergy Corp., 0.900%, 9/15/2025	7,985
3,000	Exelon Corp., 4.050%, 4/15/2030	3,508
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,211
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,614

		29,781

	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	4,231

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,206

	Food & Beverage — 0.3%
6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	6,143
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,760
6,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,485

		19,388

	Government Owned — No Guarantee — 0.2%
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,478

	Health Insurance — 0.1%
5,000	Anthem, Inc., 4.101%, 3/01/2028	5,845
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,801

		11,646

	Healthcare — 0.3%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,315
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,524
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,239
5,000	McKesson Corp., 3.950%, 2/16/2028	5,775
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,401

		22,254

	Independent Energy — 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	5,078

	Integrated Energy — 0.2%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,476
6,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,522
4,000	Shell International Finance BV, 6.375%, 12/15/2038	6,056

		18,054

	Life Insurance — 0.0%
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,204

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,613

	Midstream — 0.2%
6,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	6,545
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,457

		12,002

	Mortgage Related — 1.2%
3,929	FNMA, 2.000%, 9/01/2050	4,060
29,864	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	31,455
22,995	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	24,206
16,598	FNMA, 3.500%, with various maturities in 2049(b)	17,634
	Mortgage Related — continued
$4,398	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	$4,712
3,552	FNMA, 4.500%, 5/01/2049	3,861

		85,928

	Natural Gas — 0.1%
8,000	NiSource, Inc., 0.950%, 8/15/2025	8,009

	Oil Field Services — 0.1%
6,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	6,250

	Pharmaceuticals — 0.2%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,651
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,171
6,000	Johnson & Johnson, 1.300%, 9/01/2030	5,918

		18,740

	Property & Casualty Insurance — 0.1%
6,000	American International Group, Inc., 3.400%, 6/30/2030	6,696

	Railroads — 0.1%
6,000	CSX Corp., 2.600%, 11/01/2026	6,532

	REITs – Office Property — 0.0%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,249

	Restaurants — 0.1%
6,000	Starbucks Corp., 2.250%, 3/12/2030	6,250

	Technology — 0.6%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,378
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,515
3,000	HP, Inc., 3.000%, 6/17/2027	3,289
3,000	Intel Corp., 2.450%, 11/15/2029	3,211
6,000	International Business Machines Corp., 4.000%, 6/20/2042	7,177
3,000	NVIDIA Corp., 2.850%, 4/01/2030	3,307
5,000	Oracle Corp., 2.950%, 5/15/2025	5,439
7,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,896
5,000	VMware, Inc., 2.950%, 8/21/2022	5,180

		44,392

	Treasuries — 1.9%
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,738
14,000	U.S. Treasury Bond, 2.875%, 11/15/2046	17,189
15,000	U.S. Treasury Bond, 3.000%, 5/15/2045	18,728
5,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,303
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	17,724
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	4,364
5,000	U.S. Treasury Bond, 4.375%, 5/15/2041	7,416
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,296
12,000	U.S. Treasury Note, 0.375%, 11/30/2025	11,981
6,000	U.S. Treasury Note, 1.125%, 9/30/2021	6,042
18,000	U.S. Treasury Note, 1.625%, 8/31/2022	18,428
23,000	U.S. Treasury Note, 2.125%, 12/31/2022	23,880

		142,089

	Wireless — 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,984

	Wirelines — 0.1%
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	5,145

	Total Bonds and Notes (Identified Cost $640,820)	648,057

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
Exchange-Traded Funds — 6.8%
6,905	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $446,955)	$499,508

Affiliated Mutual Funds — 31.0%
26,438	Loomis Sayles Inflation Protected Securities Fund, Class N	316,998
24,046	Loomis Sayles Limited Term Government and Agency Fund, Class N	277,491
33,136	Mirova Global Green Bond Fund, Class N	355,881
38,571	Mirova International Sustainable Equity Fund, Class N	525,338
13,085	WCM Focused Emerging Markets Fund, Institutional Class	262,485
21,463	WCM Focused International Growth Fund, Institutional Class	528,852

	Total Affiliated Mutual Funds (Identified Cost $2,090,950)	2,267,045

Principal Amount
Short-Term Investments — 2.2%
$164,558	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $164,558 on 2/01/2021 collateralized by $118,400 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $126,110; $40,800 U.S. Treasury Note, 1.625% due 4/30/2023 valued at $42,321 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $164,558)	164,558

	Total Investments — 100.6% (Identified Cost $6,608,889)	7,363,394
	Other assets less liabilities — (0.6)%	(41,361)

	Net Assets — 100.0%	$7,322,033

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	76.5%
Fixed Income	21.9
Short-Term Investments	2.2

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 51.8% of Net Assets
	Aerospace & Defense — 0.8%
20	Axon Enterprise, Inc.(a)	$3,283
139	Boeing Co. (The)	26,992
53	General Dynamics Corp.	7,774
4	L3Harris Technologies, Inc.	686
32	Moog, Inc., Class A	2,364
60	Raytheon Technologies Corp.	4,004

		45,103

	Air Freight & Logistics — 0.5%
233	Expeditors International of Washington, Inc.	20,858
33	United Parcel Service, Inc., Class B	5,115

		25,973

	Airlines — 0.1%
15	Alaska Air Group, Inc.	733
44	Delta Air Lines, Inc.	1,670
297	JetBlue Airways Corp.(a)	4,259

		6,662

	Auto Components — 0.4%
104	Aptiv PLC	13,894
13	BorgWarner, Inc.	546
200	Dana, Inc.	3,872
27	Visteon Corp.(a)	3,442

		21,754

	Automobiles — 0.4%
385	General Motors Co.	19,512
30	Thor Industries, Inc.	3,630

		23,142

	Banks — 2.4%
77	Ameris Bancorp	3,011
138	BancorpSouth Bank	3,816
694	Bank of America Corp.	20,577
343	Citigroup, Inc.	19,891
107	Citizens Financial Group, Inc.	3,899
105	Columbia Banking System, Inc.	4,045
8	Comerica, Inc.	458
71	Cullen/Frost Bankers, Inc.	6,549
52	Fifth Third Bancorp	1,504
242	Fulton Financial Corp.	3,243
74	Huntington Bancshares, Inc.	979
123	International Bancshares Corp.	4,651
165	KeyCorp	2,782
29	M&T Bank Corp.	3,842
170	People’s United Financial, Inc.	2,322
64	PNC Financial Services Group, Inc. (The)	9,185
190	Regions Financial Corp.	3,232
112	TCF Financial Corp.	4,352
196	Truist Financial Corp.	9,404
199	Trustmark Corp.	5,467
98	U.S. Bancorp	4,199
348	Wells Fargo & Co.	10,398
50	Wintrust Financial Corp.	3,009

		130,815

	Beverages — 1.3%
155	Coca-Cola Co. (The)	7,463
74	Constellation Brands, Inc., Class A	15,609
297	Keurig Dr Pepper, Inc.	9,445
365	Monster Beverage Corp.(a)	31,693
57	PepsiCo, Inc.	7,784

		71,994

	Biotechnology — 1.1%
41	AbbVie, Inc.	$4,202
38	Amgen, Inc.	9,175
10	Biogen, Inc.(a)	2,826
90	BioMarin Pharmaceutical, Inc.(a)	7,450
97	Gilead Sciences, Inc.	6,363
18	Ligand Pharmaceuticals, Inc.(a)	3,336
55	Regeneron Pharmaceuticals, Inc.(a)	27,711

		61,063

	Building Products — 0.3%
31	Carrier Global Corp.	1,194
28	Johnson Controls International PLC	1,395
20	Lennox International, Inc.	5,510
62	Owens Corning	4,811
38	Trex Co., Inc.(a)	3,487

		16,397

	Capital Markets — 3.1%
9	Ameriprise Financial, Inc.	1,781
532	Bank of New York Mellon Corp. (The)	21,190
7	BlackRock, Inc.	4,909
409	Charles Schwab Corp. (The)	21,080
13	CME Group, Inc.	2,363
50	FactSet Research Systems, Inc.	15,117
52	Franklin Resources, Inc.	1,367
55	Goldman Sachs Group, Inc. (The)	14,914
25	Intercontinental Exchange, Inc.	2,759
20	Invesco Ltd.	412
99	Janus Henderson Group PLC	3,045
124	KKR & Co., Inc.	4,830
25	Moody’s Corp.	6,656
9	Morgan Stanley	603
29	MSCI, Inc.	11,464
96	Northern Trust Corp.	8,562
33	S&P Global, Inc.	10,461
186	SEI Investments Co.	9,830
367	State Street Corp.	25,690
5	T. Rowe Price Group, Inc.	782

		167,815

	Chemicals — 0.5%
7	Air Products & Chemicals, Inc.	1,867
21	DuPont de Nemours, Inc.	1,668
9	Ecolab, Inc.	1,841
57	HB Fuller Co.	2,901
38	Innospec, Inc.	3,336
40	Linde PLC	9,816
45	Minerals Technologies, Inc.	2,773
8	PPG Industries, Inc.	1,078
2	Sherwin-Williams Co. (The)	1,384
26	Stepan Co.	2,930

		29,594

	Commercial Services & Supplies — 0.2%
55	Healthcare Services Group, Inc.	1,783
29	MSA Safety, Inc.	4,527
6	Republic Services, Inc.	543
42	Tetra Tech, Inc.	5,106
11	Waste Management, Inc.	1,225

		13,184

	Communications Equipment — 0.6%
30	Arista Networks, Inc.(a)	9,227
65	Ciena Corp.(a)	3,470
363	Cisco Systems, Inc.	16,182
5	F5 Networks, Inc.(a)	980

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
36	Lumentum Holdings, Inc.(a)	$3,377

		33,236

	Construction & Engineering — 0.2%
130	AECOM(a)	6,513
152	Fluor Corp.	2,628

		9,141

	Consumer Finance — 1.2%
666	Ally Financial, Inc.	25,201
136	American Express Co.	15,811
227	Capital One Financial Corp.	23,667
34	Green Dot Corp., Class A(a)	1,708
31	PROG Holdings, Inc.	1,463

		67,850

	Containers & Packaging — 0.2%
48	Ball Corp.	4,225
36	International Paper Co.	1,811
208	O-I Glass, Inc.	2,629

		8,665

	Distributors — 0.1%
29	Genuine Parts Co.	2,723

	Diversified Telecommunication Services — 0.3%
158	AT&T, Inc.	4,523
831	Lumen Technologies, Inc.	10,288

		14,811

	Electric Utilities — 0.6%
96	American Electric Power Co., Inc.	7,767
150	Edison International	8,724
24	Eversource Energy	2,100
36	IDACORP, Inc.	3,179
142	NextEra Energy, Inc.	11,484
31	PPL Corp.	858

		34,112

	Electrical Equipment — 0.6%
14	Acuity Brands, Inc.	1,683
258	Ballard Power Systems, Inc.(a)	8,816
35	Eaton Corp. PLC	4,119
23	Generac Holdings, Inc.(a)	5,668
25	Hubbell, Inc.	3,890
24	Rockwell Automation, Inc.	5,965
41	Sunrun, Inc.(a)	2,840

		32,981

	Electronic Equipment, Instruments & Components — 0.9%
9	Amphenol Corp., Class A	1,124
74	Avnet, Inc.	2,613
74	Cognex Corp.	6,078
15	Coherent, Inc.(a)	3,013
28	Corning, Inc.	1,004
93	Itron, Inc.(a)	8,000
14	Littelfuse, Inc.	3,407
13	Rogers Corp.(a)	2,029
102	TE Connectivity Ltd.	12,281
88	Trimble, Inc.(a)	5,800
124	Vishay Intertechnology, Inc.	2,672

		48,021

	Energy Equipment & Services — 0.4%
527	Archrock, Inc.	4,675
85	Baker Hughes Co.	1,708
96	NOV, Inc.	1,188
502	Schlumberger NV	11,149
	Energy Equipment & Services — continued
41	TechnipFMC PLC	$438

		19,158

	Entertainment — 1.1%
26	Activision Blizzard, Inc.	2,366
69	Cinemark Holdings, Inc.	1,397
51	Electronic Arts, Inc.	7,303
26	Netflix, Inc.(a)	13,842
217	Walt Disney Co. (The)(a)	36,493

		61,401

	Food & Staples Retailing — 0.2%
58	BJ’s Wholesale Club Holdings, Inc.(a)	2,440
56	Kroger Co. (The)	1,932
167	SpartanNash Co.	3,093
15	Sysco Corp.	1,073
45	Walgreens Boots Alliance, Inc.	2,261

		10,799

	Food Products — 0.4%
50	Campbell Soup Co.	2,405
16	Conagra Brands, Inc.	554
66	Darling Ingredients, Inc.(a)	4,093
39	General Mills, Inc.	2,266
71	Hain Celestial Group, Inc. (The)(a)	2,952
53	Hormel Foods Corp.	2,484
36	Ingredion, Inc.	2,717
11	J.M. Smucker Co. (The)	1,280
20	Kellogg Co.	1,179
10	McCormick & Co., Inc.	895

		20,825

	Gas Utilities — 0.2%
79	New Jersey Resources Corp.	2,766
44	ONE Gas, Inc.	3,218
81	South Jersey Industries, Inc.	1,871
88	UGI Corp.	3,167

		11,022

	Health Care Equipment & Supplies — 1.0%
41	Abbott Laboratories	5,067
8	Baxter International, Inc.	615
6	Becton Dickinson & Co.	1,571
33	Boston Scientific Corp.(a)	1,170
6	Cooper Cos., Inc. (The)	2,184
14	Danaher Corp.	3,330
11	DENTSPLY SIRONA, Inc.	588
41	Edwards Lifesciences Corp.(a)	3,386
41	Globus Medical, Inc., Class A(a)	2,529
21	Haemonetics Corp.(a)	2,400
36	Hill-Rom Holdings, Inc.	3,457
19	Hologic, Inc.(a)	1,515
11	Intuitive Surgical, Inc.(a)	8,224
31	Medtronic PLC	3,451
90	Meridian Bioscience, Inc.(a)	1,989
33	Merit Medical Systems, Inc.(a)	1,787
20	Penumbra, Inc.(a)	5,222
12	Quidel Corp.(a)	3,012
4	STERIS PLC	748
7	Stryker Corp.	1,547
4	Varian Medical Systems, Inc.(a)	702

		54,494

	Health Care Providers & Services — 1.8%
14	Amedisys, Inc.(a)	4,022
18	Anthem, Inc.	5,346
28	BioTelemetry, Inc.(a)	2,001

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
110	Centene Corp.(a)	$6,633
9	Chemed Corp.	4,661
24	Cigna Corp.	5,209
153	CVS Health Corp.	10,962
37	Encompass Health Corp.	2,975
121	HCA Healthcare, Inc.	19,660
23	Henry Schein, Inc.(a)	1,515
42	Humana, Inc.	16,091
17	Laboratory Corp. of America Holdings(a)	3,891
144	MEDNAX, Inc.(a)	3,927
65	Patterson Cos., Inc.	2,059
26	Quest Diagnostics, Inc.	3,358
21	UnitedHealth Group, Inc.	7,005

		99,315

	Health Care Technology — 0.4%
140	Allscripts Healthcare Solutions, Inc.(a)	2,310
180	Cerner Corp.	14,420
73	HMS Holdings Corp.(a)	2,688

		19,418

	Hotels, Restaurants & Leisure — 1.5%
3	Chipotle Mexican Grill, Inc.(a)	4,440
36	Dine Brands Global, Inc.	2,475
128	Hilton Worldwide Holdings, Inc.	12,978
45	Jack in the Box, Inc.	4,236
431	MGM Resorts International	12,310
17	Royal Caribbean Cruises Ltd.	1,105
48	Shake Shack, Inc., Class A(a)	5,444
183	Starbucks Corp.	17,716
139	Wendy’s Co. (The)	2,836
203	Yum China Holdings, Inc.	11,512
70	Yum! Brands, Inc.	7,104

		82,156

	Household Durables — 0.3%
111	KB Home	4,622
88	Meritage Homes Corp.(a)	7,063
12	Mohawk Industries, Inc.(a)	1,723
150	Taylor Morrison Home Corp.(a)	3,897

		17,305

	Household Products — 0.5%
5	Clorox Co. (The)	1,047
171	Colgate-Palmolive Co.	13,338
91	Kimberly-Clark Corp.	12,021

		26,406

	Independent Power & Renewable Electricity Producers — 0.5%
61	AES Corp. (The)	1,488
95	Boralex, Inc., Class A	3,720
123	NextEra Energy Partners LP	10,024
55	Ormat Technologies, Inc.	6,279
86	Sunnova Energy International, Inc.(a)	3,771

		25,282

	Industrial Conglomerates — 0.3%
21	Carlisle Cos., Inc.	3,044
1,290	General Electric Co.	13,777
6	Honeywell International, Inc.	1,172

		17,993

	Insurance — 1.4%
21	Aflac, Inc.	949
30	Allstate Corp. (The)	3,215
359	American International Group, Inc.	13,441
52	Chubb Ltd.	7,575
	Insurance — continued
63	First American Financial Corp.	$3,294
24	Hanover Insurance Group, Inc. (The)	2,699
98	Hartford Financial Services Group, Inc. (The)	4,706
10	Lincoln National Corp.	455
34	Marsh & McLennan Cos., Inc.	3,737
212	MetLife, Inc.	10,208
48	Prudential Financial, Inc.	3,758
178	Reinsurance Group of America, Inc.	18,699
24	Travelers Cos., Inc. (The)	3,271

		76,007

	Interactive Media & Services — 2.6%
20	Alphabet, Inc., Class A(a)	36,547
25	Alphabet, Inc., Class C(a)	45,894
219	Facebook, Inc., Class A(a)	56,574

		139,015

	Internet & Direct Marketing Retail — 2.5%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	37,059
16	Amazon.com, Inc.(a)	51,299
10	Booking Holdings, Inc.(a)	19,443
374	eBay, Inc.	21,135
7	Etsy, Inc.(a)	1,394
8	Expedia Group, Inc.	993
496	Qurate Retail, Inc., Class A	6,250

		137,573

	IT Services — 2.6%
42	Accenture PLC, Class A	10,161
78	Akamai Technologies, Inc.(a)	8,660
112	Automatic Data Processing, Inc.	18,493
40	Cognizant Technology Solutions Corp., Class A	3,118
474	DXC Technology Co.	13,367
65	Fiserv, Inc.(a)	6,675
83	Gartner, Inc.(a)	12,609
61	MasterCard, Inc., Class A	19,294
20	Paychex, Inc.	1,746
189	Sabre Corp.	2,037
12	VeriSign, Inc.(a)	2,329
206	Visa, Inc., Class A	39,810
20	WEX, Inc.(a)	3,772

		142,071

	Leisure Products — 0.0%
85	Callaway Golf Co.	2,371

	Life Sciences Tools & Services — 0.7%
16	Agilent Technologies, Inc.	1,923
48	Illumina, Inc.(a)	20,469
8	IQVIA Holdings, Inc.(a)	1,422
77	NeoGenomics, Inc.(a)	4,083
35	Repligen Corp.(a)	7,000
8	Thermo Fisher Scientific, Inc.	4,078
5	Waters Corp.(a)	1,323

		40,298

	Machinery — 2.1%
46	AGCO Corp.	5,101
125	Caterpillar, Inc.	22,855
50	Cummins, Inc.	11,721
121	Deere & Co.	34,945
43	Flowserve Corp.	1,529
9	Illinois Tool Works, Inc.	1,748
65	ITT, Inc.	4,856
78	Kennametal, Inc.	2,955
51	Oshkosh Corp.	4,671
54	Parker-Hannifin Corp.	14,289

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
14	Proto Labs, Inc.(a)	$2,965
61	Terex Corp.	2,181
54	Toro Co. (The)	5,090

		114,906

	Media — 1.3%
4	Cable One, Inc.	8,000
27	Charter Communications, Inc., Class A(a)	16,404
570	Comcast Corp., Class A	28,255
18	Discovery, Inc., Series C(a)	631
94	Discovery, Inc., Series A(a)	3,893
65	Fox Corp., Class A	2,027
51	Interpublic Group of Cos., Inc. (The)	1,228
67	New York Times Co. (The), Class A	3,322
63	News Corp., Class A	1,222
68	Omnicom Group, Inc.	4,242

		69,224

	Metals & Mining — 0.3%
198	Cleveland-Cliffs, Inc.	3,037
120	Commercial Metals Co.	2,363
8	Nucor Corp.	390
50	Reliance Steel & Aluminum Co.	5,804
30	Royal Gold, Inc.	3,206

		14,800

	Multi-Utilities — 0.2%
57	Consolidated Edison, Inc.	4,034
22	DTE Energy Co.	2,612
28	Sempra Energy	3,465
14	WEC Energy Group, Inc.	1,245

		11,356

	Multiline Retail — 0.2%
285	Macy’s, Inc.	4,286
33	Target Corp.	5,979

		10,265

	Oil, Gas & Consumable Fuels — 1.0%
707	Apache Corp.	10,096
123	ConocoPhillips	4,924
75	Devon Energy Corp.	1,234
129	Diamondback Energy, Inc.	7,313
303	EOG Resources, Inc.	15,441
115	EQT Corp.	1,876
90	Kinder Morgan, Inc.	1,267
301	Marathon Oil Corp.	2,179
58	ONEOK, Inc.	2,310
407	Southwestern Energy Co.(a)	1,534
41	Valero Energy Corp.	2,314
59	World Fuel Services Corp.	1,805

		52,293

	Paper & Forest Products — 0.1%
82	Louisiana-Pacific Corp.	3,117

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	710

	Pharmaceuticals — 1.4%
55	Bristol-Myers Squibb Co.	3,379
19	Eli Lilly & Co.	3,951
27	Jazz Pharmaceuticals PLC(a)	4,198
167	Merck & Co., Inc.	12,871
230	Novartis AG, Sponsored ADR	20,808
84	Novo Nordisk A/S, Sponsored ADR	5,846
28	Perrigo Co. PLC	1,196
133	Pfizer, Inc.	4,775
	Pharmaceuticals — continued
384	Roche Holding AG, Sponsored ADR	$16,669
6	Zoetis, Inc.	926

		74,619

	Professional Services — 0.2%
52	Exponent, Inc.	4,294
7	IHS Markit Ltd.	610
18	Insperity, Inc.	1,413
54	Korn Ferry	2,462
32	ManpowerGroup, Inc.	2,830
24	Nielsen Holdings PLC	536

		12,145

	Real Estate Management & Development — 0.2%
99	CBRE Group, Inc., Class A(a)	6,037
25	Jones Lang LaSalle, Inc.(a)	3,655

		9,692

	REITs – Apartments — 0.2%
90	American Campus Communities, Inc.	3,704
63	Camden Property Trust	6,436
24	Equity Residential	1,479

		11,619

	REITs – Diversified — 0.2%
29	American Tower Corp.	6,593
6	Crown Castle International Corp.	956
48	Weyerhaeuser Co.	1,497

		9,046

	REITs – Health Care — 0.0%
25	Ventas, Inc.	1,152
11	Welltower, Inc.	666

		1,818

	REITs – Hotels — 0.1%
78	Host Hotels & Resorts, Inc.	1,057
265	Park Hotels & Resorts, Inc.	4,420

		5,477

	REITs – Mortgage — 0.1%
131	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,749

	REITs – Office Property — 0.3%
5	Boston Properties, Inc.	456
135	Corporate Office Properties Trust	3,546
153	Douglas Emmett, Inc.	4,240
204	Easterly Government Properties, Inc.	4,478
68	Kilroy Realty Corp.	3,851

		16,571

	REITs – Shopping Centers — 0.1%
381	Brixmor Property Group, Inc.	6,450

	REITs – Storage — 0.0%
17	Iron Mountain, Inc.	572

	REITs – Warehouse/Industrials — 0.2%
46	CyrusOne, Inc.	3,356
59	ProLogis, Inc.	6,089

		9,445

	Road & Rail — 0.3%
18	CSX Corp.	1,544
26	Norfolk Southern Corp.	6,152
42	Ryder System, Inc.	2,629
20	Union Pacific Corp.	3,949

		14,274

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.7%
37	Advanced Micro Devices, Inc.(a)	$3,169
11	Analog Devices, Inc.	1,621
23	Applied Materials, Inc.	2,224
55	Cirrus Logic, Inc.(a)	5,153
92	Cree, Inc.(a)	9,299
33	Enphase Energy, Inc.(a)	6,018
117	First Solar, Inc.(a)	11,600
68	Ichor Holdings Ltd.(a)	2,455
128	Intel Corp.	7,105
6	Lam Research Corp.	2,904
13	Micron Technology, Inc.(a)	1,017
94	NVIDIA Corp.	48,841
161	QUALCOMM, Inc.	25,161
42	Silicon Laboratories, Inc.(a)	5,509
50	Texas Instruments, Inc.	8,284
23	Universal Display Corp.	5,309
8	Xilinx, Inc.	1,045

		146,714

	Software — 3.9%
26	Adobe, Inc.(a)	11,928
24	ANSYS, Inc.(a)	8,505
128	Autodesk, Inc.(a)	35,511
30	Blackbaud, Inc.	1,995
45	Bottomline Technologies, Inc.(a)	2,150
8	Citrix Systems, Inc.	1,066
14	Fair Isaac Corp.(a)	6,302
163	Microsoft Corp.	37,809
27	NortonLifeLock, Inc.	569
510	Oracle Corp.	30,819
26	Paylocity Holding Corp.(a)	4,874
37	PTC, Inc.(a)	4,918
27	Qualys, Inc.(a)	3,739
122	salesforce.com, Inc.(a)	27,518
42	SPS Commerce, Inc.(a)	4,153
124	Workday, Inc., Class A(a)	28,214

		210,070

	Specialty Retail — 0.9%
91	American Eagle Outfitters, Inc.	2,065
35	Asbury Automotive Group, Inc.(a)	4,991
3	AutoZone, Inc.(a)	3,355
22	Best Buy Co., Inc.	2,394
17	Five Below, Inc.(a)	2,987
52	Gap, Inc. (The)(a)	1,053
57	Home Depot, Inc. (The)	15,437
25	Lithia Motors, Inc., Class A	7,967
10	Lowe’s Cos., Inc.	1,669
25	Monro, Inc.	1,462
13	TJX Cos., Inc. (The)	833
7	Ulta Beauty, Inc.(a)	1,958
35	Williams-Sonoma, Inc.	4,512

		50,683

	Technology Hardware, Storage & Peripherals — 0.5%
823	Hewlett Packard Enterprise Co.	10,156
501	HP, Inc.	12,194
92	NCR Corp.(a)	3,069
12	Seagate Technology PLC	794

		26,213

	Textiles, Apparel & Luxury Goods — 0.5%
21	Deckers Outdoor Corp.(a)	6,132
683	Under Armour, Inc., Class A(a)	11,953
59	VF Corp.	4,535
85	Wolverine World Wide, Inc.	2,434

		25,054

	Thrifts & Mortgage Finance — 0.1%
112	Mr. Cooper Group, Inc.(a)	$3,050
296	New York Community Bancorp, Inc.	3,096

		6,146

	Trading Companies & Distributors — 0.0%
25	GATX Corp.	2,320

	Water Utilities — 0.3%
31	American Water Works Co., Inc.	4,929
209	Essential Utilities, Inc.	9,677

		14,606

	Wireless Telecommunication Services — 0.2%
61	Shenandoah Telecommunications Co.	2,371
50	T-Mobile US, Inc.(a)	6,304

		8,675

	Total Common Stocks (Identified Cost $2,378,442)	2,814,574

Principal Amount
Bonds and Notes — 5.2%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,291
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,042

		4,333

	Banking — 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,159
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,052
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,020
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,173
3,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	3,187
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,181
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,480
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,074
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,008
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,227
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,155
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,199
3,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,311
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,182
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,081
3,000	Truist Bank, 3.200%, 4/01/2024	3,253
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,245
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,136

		45,310

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,149
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,047

		4,196

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,150

	Construction Machinery — 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,022
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,045

		5,067

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.1%
$2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,434
2,000	eBay, Inc., 3.800%, 3/09/2022	2,070

		4,504

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,185
2,000	Entergy Corp., 0.900%, 9/15/2025	1,996
2,000	Exelon Corp., 4.050%, 4/15/2030	2,339
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,070
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,205

		10,795

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,115

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,069

	Food & Beverage — 0.2%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,095
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,253
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,162

		8,510

	Government Owned – No Guarantee — 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,990

	Health Insurance — 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,507
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,901

		6,408

	Healthcare — 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,158
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,349
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,120
2,000	McKesson Corp., 3.950%, 2/16/2028	2,310

		8,937

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,031

	Integrated Energy — 0.2%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,286
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,174
2,000	Shell International Finance BV, 6.375%, 12/15/2038	3,028

		8,488

	Life Insurance — 0.1%
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,204

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,182
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,274

		5,456

	Mortgage Related — 0.7%
763	FHLMC, 3.000%, 6/01/2049	802
1,965	FNMA, 2.000%, 9/01/2050	2,030
14,932	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	15,727
8,210	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	8,644
7,481	FNMA, 3.500%, with various maturities in 2049(b)	7,949
1,655	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,772
	Mortgage Related — continued
$1,757	FNMA, 4.500%, with various maturities in 2049(b)	$1,909

		38,833

	Natural Gas — 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	2,002

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,083

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,217
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,959

		7,233

	Property & Casualty Insurance — 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,232

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,177

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,166

	Restaurants — 0.1%
3,000	Starbucks Corp., 2.250%, 3/12/2030	3,125

	Technology — 0.4%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,227
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,258
2,000	HP, Inc., 3.000%, 6/17/2027	2,193
2,000	Intel Corp., 2.450%, 11/15/2029	2,141
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,589
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,204
2,000	Oracle Corp., 2.950%, 5/15/2025	2,175
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,970
2,000	VMware, Inc., 2.950%, 8/21/2022	2,072

		21,829

	Treasuries — 1.2%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,295
6,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,367
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	8,740
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,521
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	7,596
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	2,909
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	2,966
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,432
6,000	U.S. Treasury Note, 0.375%, 11/30/2025	5,991
11,000	U.S. Treasury Note, 1.625%, 8/31/2022	11,262
11,000	U.S. Treasury Note, 2.125%, 12/31/2022	11,421

		64,500

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,794

	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	2,058

	Total Bonds and Notes (Identified Cost $273,043)	279,595

Shares
Exchange-Traded Funds — 6.3%
4,747	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $301,861)	343,398

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 27.5%
11,742	Loomis Sayles Inflation Protected Securities Fund, Class N	$140,788
9,773	Loomis Sayles Limited Term Government and Agency Fund, Class N	112,782
18,340	Mirova Global Green Bond Fund, Class N	196,967
31,363	Mirova International Sustainable Equity Fund, Class N	427,161
10,648	WCM Focused Emerging Markets Fund, Institutional Class	213,594
16,360	WCM Focused International Growth Fund, Institutional Class	403,115

	Total Affiliated Mutual Funds (Identified Cost $1,346,060)	1,494,407

Principal Amount
Short-Term Investments — 4.7%
$256,642	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $256,642 on 2/01/2021 collateralized by $51,400 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $54,747; $199,900 U.S. Treasury Note, 1.625% due 4/30/2023 valued at $207,353 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $256,642)	256,642

	Total Investments — 95.5% (Identified Cost $4,556,048)	5,188,616
	Other assets less liabilities — 4.5%	242,126

	Net Assets — 100.0%	$5,430,742

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	77.3%
Fixed Income	13.5
Short-Term Investments	4.7

Total Investments	95.5
Other assets less liabilities	4.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 56.8% of Net Assets
	Aerospace & Defense — 0.9%
26	Axon Enterprise, Inc.(a)	$4,268
176	Boeing Co. (The)	34,177
72	General Dynamics Corp.	10,561
5	L3Harris Technologies, Inc.	858
33	Moog, Inc., Class A	2,438
77	Raytheon Technologies Corp.	5,138

		57,440

	Air Freight & Logistics — 0.5%
297	Expeditors International of Washington, Inc.	26,587
42	United Parcel Service, Inc., Class B	6,510

		33,097

	Airlines — 0.1%
15	Alaska Air Group, Inc.	732
51	Delta Air Lines, Inc.	1,936
370	JetBlue Airways Corp.(a)	5,306

		7,974

	Auto Components — 0.4%
131	Aptiv PLC	17,502
21	BorgWarner, Inc.	882
250	Dana, Inc.	4,840
34	Visteon Corp.(a)	4,334

		27,558

	Automobiles — 0.5%
521	General Motors Co.	26,404
35	Thor Industries, Inc.	4,236

		30,640

	Banks — 2.6%
97	Ameris Bancorp	3,794
173	BancorpSouth Bank	4,783
941	Bank of America Corp.	27,901
465	Citigroup, Inc.	26,965
136	Citizens Financial Group, Inc.	4,956
132	Columbia Banking System, Inc.	5,085
12	Comerica, Inc.	686
84	Cullen/Frost Bankers, Inc.	7,748
54	Fifth Third Bancorp	1,562
277	Fulton Financial Corp.	3,712
96	Huntington Bancshares, Inc.	1,270
154	International Bancshares Corp.	5,823
172	KeyCorp	2,900
35	M&T Bank Corp.	4,636
221	People’s United Financial, Inc.	3,019
82	PNC Financial Services Group, Inc. (The)	11,769
228	Regions Financial Corp.	3,878
140	TCF Financial Corp.	5,440
238	Truist Financial Corp.	11,419
238	Trustmark Corp.	6,538
104	U.S. Bancorp	4,456
471	Wells Fargo & Co.	14,074
64	Wintrust Financial Corp.	3,852

		166,266

	Beverages — 1.5%
200	Coca-Cola Co. (The)	9,630
100	Constellation Brands, Inc., Class A	21,093
402	Keurig Dr Pepper, Inc.	12,783
465	Monster Beverage Corp.(a)	40,376
73	PepsiCo, Inc.	9,970

		93,852

	Biotechnology — 1.3%
48	AbbVie, Inc.	$4,919
47	Amgen, Inc.	11,347
15	Biogen, Inc.(a)	4,239
120	BioMarin Pharmaceutical, Inc.(a)	9,934
118	Gilead Sciences, Inc.	7,741
21	Ligand Pharmaceuticals, Inc.(a)	3,892
73	Regeneron Pharmaceuticals, Inc.(a)	36,780

		78,852

	Building Products — 0.3%
32	Carrier Global Corp.	1,232
29	Johnson Controls International PLC	1,445
25	Lennox International, Inc.	6,887
74	Owens Corning	5,742
49	Trex Co., Inc.(a)	4,497

		19,803

	Capital Markets — 3.5%
12	Ameriprise Financial, Inc.	2,374
711	Bank of New York Mellon Corp. (The)	28,319
10	BlackRock, Inc.	7,013
558	Charles Schwab Corp. (The)	28,759
18	CME Group, Inc.	3,271
60	FactSet Research Systems, Inc.	18,140
55	Franklin Resources, Inc.	1,446
74	Goldman Sachs Group, Inc. (The)	20,067
33	Intercontinental Exchange, Inc.	3,642
24	Invesco Ltd.	494
113	Janus Henderson Group PLC	3,476
168	KKR & Co., Inc.	6,544
34	Moody’s Corp.	9,053
11	Morgan Stanley	738
34	MSCI, Inc.	13,440
126	Northern Trust Corp.	11,238
47	S&P Global, Inc.	14,899
257	SEI Investments Co.	13,582
494	State Street Corp.	34,580
5	T. Rowe Price Group, Inc.	782

		221,857

	Chemicals — 0.6%
10	Air Products & Chemicals, Inc.	2,668
29	DuPont de Nemours, Inc.	2,304
12	Ecolab, Inc.	2,454
60	HB Fuller Co.	3,053
48	Innospec, Inc.	4,214
51	Linde PLC	12,516
52	Minerals Technologies, Inc.	3,205
8	PPG Industries, Inc.	1,078
3	Sherwin-Williams Co. (The)	2,075
30	Stepan Co.	3,380

		36,947

	Commercial Services & Supplies — 0.2%
55	Healthcare Services Group, Inc.	1,783
35	MSA Safety, Inc.	5,464
10	Republic Services, Inc.	905
51	Tetra Tech, Inc.	6,200
12	Waste Management, Inc.	1,336

		15,688

	Communications Equipment — 0.7%
37	Arista Networks, Inc.(a)	11,380
82	Ciena Corp.(a)	4,378
477	Cisco Systems, Inc.	21,265
8	F5 Networks, Inc.(a)	1,567
46	Lumentum Holdings, Inc.(a)	4,315

		42,905

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.2%
155	AECOM(a)	$7,766
173	Fluor Corp.	2,991

		10,757

	Consumer Finance — 1.5%
903	Ally Financial, Inc.	34,169
184	American Express Co.	21,392
307	Capital One Financial Corp.	32,008
40	Green Dot Corp., Class A(a)	2,009
37	PROG Holdings, Inc.	1,746

		91,324

	Containers & Packaging — 0.2%
60	Ball Corp.	5,281
39	International Paper Co.	1,962
216	O-I Glass, Inc.	2,731

		9,974

	Distributors — 0.1%
39	Genuine Parts Co.	3,661

	Diversified Telecommunication Services — 0.3%
196	AT&T, Inc.	5,612
1,079	Lumen Technologies, Inc.	13,358

		18,970

	Electric Utilities — 0.7%
123	American Electric Power Co., Inc.	9,952
197	Edison International	11,457
32	Eversource Energy	2,800
46	IDACORP, Inc.	4,062
185	NextEra Energy, Inc.	14,961
45	PPL Corp.	1,245

		44,477

	Electrical Equipment — 0.7%
16	Acuity Brands, Inc.	1,924
336	Ballard Power Systems, Inc.(a)	11,481
41	Eaton Corp. PLC	4,826
28	Generac Holdings, Inc.(a)	6,900
32	Hubbell, Inc.	4,979
30	Rockwell Automation, Inc.	7,456
52	Sunrun, Inc.(a)	3,602

		41,168

	Electronic Equipment, Instruments & Components — 1.0%
10	Amphenol Corp., Class A	1,249
77	Avnet, Inc.	2,719
88	Cognex Corp.	7,227
20	Coherent, Inc.(a)	4,017
41	Corning, Inc.	1,471
122	Itron, Inc.(a)	10,494
16	Littelfuse, Inc.	3,894
15	Rogers Corp.(a)	2,341
138	TE Connectivity Ltd.	16,615
105	Trimble, Inc.(a)	6,921
139	Vishay Intertechnology, Inc.	2,995

		59,943

	Energy Equipment & Services — 0.4%
656	Archrock, Inc.	5,819
112	Baker Hughes Co.	2,250
88	NOV, Inc.	1,089
597	Schlumberger NV	13,259
63	TechnipFMC PLC	674

		23,091

	Entertainment — 1.3%
35	Activision Blizzard, Inc.	$3,185
68	Cinemark Holdings, Inc.	1,376
65	Electronic Arts, Inc.	9,308
35	Netflix, Inc.(a)	18,634
283	Walt Disney Co. (The)(a)	47,592

		80,095

	Food & Staples Retailing — 0.2%
61	BJ’s Wholesale Club Holdings, Inc.(a)	2,566
73	Kroger Co. (The)	2,519
191	SpartanNash Co.	3,537
15	Sysco Corp.	1,073
63	Walgreens Boots Alliance, Inc.	3,166

		12,861

	Food Products — 0.4%
70	Campbell Soup Co.	3,368
27	Conagra Brands, Inc.	934
83	Darling Ingredients, Inc.(a)	5,147
52	General Mills, Inc.	3,021
81	Hain Celestial Group, Inc. (The)(a)	3,369
70	Hormel Foods Corp.	3,280
41	Ingredion, Inc.	3,094
12	J.M. Smucker Co. (The)	1,397
21	Kellogg Co.	1,238
15	McCormick & Co., Inc.	1,343

		26,191

	Gas Utilities — 0.2%
82	New Jersey Resources Corp.	2,871
47	ONE Gas, Inc.	3,437
91	South Jersey Industries, Inc.	2,102
101	UGI Corp.	3,635

		12,045

	Health Care Equipment & Supplies — 1.0%
51	Abbott Laboratories	6,303
9	Baxter International, Inc.	691
7	Becton Dickinson & Co.	1,833
28	Boston Scientific Corp.(a)	992
8	Cooper Cos., Inc. (The)	2,912
18	Danaher Corp.	4,281
18	DENTSPLY SIRONA, Inc.	963
44	Edwards Lifesciences Corp.(a)	3,633
43	Globus Medical, Inc., Class A(a)	2,653
23	Haemonetics Corp.(a)	2,629
46	Hill-Rom Holdings, Inc.	4,418
20	Hologic, Inc.(a)	1,595
15	Intuitive Surgical, Inc.(a)	11,215
32	Medtronic PLC	3,563
102	Meridian Bioscience, Inc.(a)	2,254
33	Merit Medical Systems, Inc.(a)	1,787
24	Penumbra, Inc.(a)	6,266
12	Quidel Corp.(a)	3,012
4	STERIS PLC	748
8	Stryker Corp.	1,768
7	Varian Medical Systems, Inc.(a)	1,229

		64,745

	Health Care Providers & Services — 2.0%
17	Amedisys, Inc.(a)	4,884
23	Anthem, Inc.	6,830
32	BioTelemetry, Inc.(a)	2,287
131	Centene Corp.(a)	7,899
11	Chemed Corp.	5,697
30	Cigna Corp.	6,511

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
207	CVS Health Corp.	$14,832
44	Encompass Health Corp.	3,538
159	HCA Healthcare, Inc.	25,834
24	Henry Schein, Inc.(a)	1,580
55	Humana, Inc.	21,071
23	Laboratory Corp. of America Holdings(a)	5,265
180	MEDNAX, Inc.(a)	4,909
73	Patterson Cos., Inc.	2,313
35	Quest Diagnostics, Inc.	4,520
27	UnitedHealth Group, Inc.	9,007

		126,977

	Health Care Technology — 0.4%
160	Allscripts Healthcare Solutions, Inc.(a)	2,640
226	Cerner Corp.	18,105
76	HMS Holdings Corp.(a)	2,798

		23,543

	Hotels, Restaurants & Leisure — 1.7%
3	Chipotle Mexican Grill, Inc.(a)	4,440
43	Dine Brands Global, Inc.	2,957
173	Hilton Worldwide Holdings, Inc.	17,540
54	Jack in the Box, Inc.	5,083
585	MGM Resorts International	16,708
18	Royal Caribbean Cruises Ltd.	1,170
60	Shake Shack, Inc., Class A(a)	6,805
246	Starbucks Corp.	23,815
159	Wendy’s Co. (The)	3,244
259	Yum China Holdings, Inc.	14,688
89	Yum! Brands, Inc.	9,033

		105,483

	Household Durables — 0.3%
139	KB Home	5,788
104	Meritage Homes Corp.(a)	8,347
12	Mohawk Industries, Inc.(a)	1,723
187	Taylor Morrison Home Corp.(a)	4,858

		20,716

	Household Products — 0.5%
5	Clorox Co. (The)	1,047
216	Colgate-Palmolive Co.	16,848
117	Kimberly-Clark Corp.	15,456

		33,351

	Independent Power & Renewable Electricity Producers — 0.5%
65	AES Corp. (The)	1,585
98	Boralex, Inc., Class A	3,838
161	NextEra Energy Partners LP	13,122
68	Ormat Technologies, Inc.	7,763
111	Sunnova Energy International, Inc.(a)	4,867

		31,175

	Industrial Conglomerates — 0.4%
25	Carlisle Cos., Inc.	3,623
1,749	General Electric Co.	18,680
6	Honeywell International, Inc.	1,172

		23,475

	Insurance — 1.5%
22	Aflac, Inc.	994
38	Allstate Corp. (The)	4,073
486	American International Group, Inc.	18,196
67	Chubb Ltd.	9,760
80	First American Financial Corp.	4,183
27	Hanover Insurance Group, Inc. (The)	3,037
111	Hartford Financial Services Group, Inc. (The)	5,330
	Insurance — continued
17	Lincoln National Corp.	$773
42	Marsh & McLennan Cos., Inc.	4,616
276	MetLife, Inc.	13,289
61	Prudential Financial, Inc.	4,775
230	Reinsurance Group of America, Inc.	24,162
31	Travelers Cos., Inc. (The)	4,225

		97,413

	Interactive Media & Services — 2.8%
25	Alphabet, Inc., Class A(a)	45,684
32	Alphabet, Inc., Class C(a)	58,744
285	Facebook, Inc., Class A(a)	73,624

		178,052

	Internet & Direct Marketing Retail — 2.8%
186	Alibaba Group Holding Ltd., Sponsored ADR(a)	47,212
20	Amazon.com, Inc.(a)	64,124
13	Booking Holdings, Inc.(a)	25,276
499	eBay, Inc.	28,198
7	Etsy, Inc.(a)	1,394
8	Expedia Group, Inc.	993
671	Qurate Retail, Inc., Class A	8,455

		175,652

	IT Services — 2.9%
56	Accenture PLC, Class A	13,548
103	Akamai Technologies, Inc.(a)	11,436
143	Automatic Data Processing, Inc.	23,612
50	Cognizant Technology Solutions Corp., Class A	3,898
640	DXC Technology Co.	18,048
87	Fiserv, Inc.(a)	8,934
112	Gartner, Inc.(a)	17,014
79	MasterCard, Inc., Class A	24,987
27	Paychex, Inc.	2,358
216	Sabre Corp.	2,328
15	VeriSign, Inc.(a)	2,911
265	Visa, Inc., Class A	51,211
24	WEX, Inc.(a)	4,526

		184,811

	Leisure Products — 0.0%
95	Callaway Golf Co.	2,650

	Life Sciences Tools & Services — 0.8%
21	Agilent Technologies, Inc.	2,524
58	Illumina, Inc.(a)	24,733
9	IQVIA Holdings, Inc.(a)	1,600
97	NeoGenomics, Inc.(a)	5,143
44	Repligen Corp.(a)	8,800
11	Thermo Fisher Scientific, Inc.	5,607
8	Waters Corp.(a)	2,117

		50,524

	Machinery — 2.4%
58	AGCO Corp.	6,432
162	Caterpillar, Inc.	29,620
65	Cummins, Inc.	15,237
160	Deere & Co.	46,208
46	Flowserve Corp.	1,636
13	Illinois Tool Works, Inc.	2,525
77	ITT, Inc.	5,753
89	Kennametal, Inc.	3,371
61	Oshkosh Corp.	5,587
73	Parker-Hannifin Corp.	19,317
18	Proto Labs, Inc.(a)	3,812
68	Terex Corp.	2,432
68	Toro Co. (The)	6,409

		148,339

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.4%
4	Cable One, Inc.	$8,000
36	Charter Communications, Inc., Class A(a)	21,872
762	Comcast Corp., Class A	37,772
29	Discovery, Inc., Series C(a)	1,016
96	Discovery, Inc., Series A(a)	3,976
66	Fox Corp., Class A	2,058
52	Interpublic Group of Cos., Inc. (The)	1,252
76	New York Times Co. (The), Class A	3,769
65	News Corp., Class A	1,261
72	Omnicom Group, Inc.	4,491

		85,467

	Metals & Mining — 0.3%
247	Cleveland-Cliffs, Inc.	3,789
125	Commercial Metals Co.	2,461
14	Nucor Corp.	682
60	Reliance Steel & Aluminum Co.	6,965
39	Royal Gold, Inc.	4,169

		18,066

	Multi-Utilities — 0.2%
72	Consolidated Edison, Inc.	5,096
30	DTE Energy Co.	3,562
30	Sempra Energy	3,713
15	WEC Energy Group, Inc.	1,333

		13,704

	Multiline Retail — 0.2%
355	Macy’s, Inc.	5,339
39	Target Corp.	7,066

		12,405

	Oil, Gas & Consumable Fuels — 1.1%
962	Apache Corp.	13,737
158	ConocoPhillips	6,325
92	Devon Energy Corp.	1,514
175	Diamondback Energy, Inc.	9,921
411	EOG Resources, Inc.	20,945
131	EQT Corp.	2,137
103	Kinder Morgan, Inc.	1,450
391	Marathon Oil Corp.	2,831
76	ONEOK, Inc.	3,027
401	Southwestern Energy Co.(a)	1,512
54	Valero Energy Corp.	3,047
67	World Fuel Services Corp.	2,049

		68,495

	Paper & Forest Products — 0.1%
103	Louisiana-Pacific Corp.	3,915

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	710

	Pharmaceuticals — 1.5%
65	Bristol-Myers Squibb Co.	3,993
21	Eli Lilly & Co.	4,367
34	Jazz Pharmaceuticals PLC(a)	5,287
218	Merck & Co., Inc.	16,801
286	Novartis AG, Sponsored ADR	25,874
107	Novo Nordisk A/S, Sponsored ADR	7,447
30	Perrigo Co. PLC	1,281
150	Pfizer, Inc.	5,385
497	Roche Holding AG, Sponsored ADR	21,575
6	Zoetis, Inc.	926

		92,936

	Professional Services — 0.2%
62	Exponent, Inc.	$5,120
12	IHS Markit Ltd.	1,045
21	Insperity, Inc.	1,648
57	Korn Ferry	2,599
38	ManpowerGroup, Inc.	3,361
38	Nielsen Holdings PLC	849

		14,622

	Real Estate Management & Development — 0.2%
135	CBRE Group, Inc., Class A(a)	8,232
32	Jones Lang LaSalle, Inc.(a)	4,679

		12,911

	REITs – Apartments — 0.2%
113	American Campus Communities, Inc.	4,651
75	Camden Property Trust	7,661
25	Equity Residential	1,541

		13,853

	REITs – Diversified — 0.2%
38	American Tower Corp.	8,640
6	Crown Castle International Corp.	955
51	Weyerhaeuser Co.	1,591

		11,186

	REITs – Health Care — 0.0%
35	Ventas, Inc.	1,612
18	Welltower, Inc.	1,091

		2,703

	REITs – Hotels — 0.1%
114	Host Hotels & Resorts, Inc.	1,545
331	Park Hotels & Resorts, Inc.	5,521

		7,066

	REITs – Mortgage — 0.2%
171	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,115

	REITs – Office Property — 0.3%
8	Boston Properties, Inc.	730
155	Corporate Office Properties Trust	4,072
192	Douglas Emmett, Inc.	5,320
255	Easterly Government Properties, Inc.	5,597
85	Kilroy Realty Corp.	4,814

		20,533

	REITs – Shopping Centers — 0.1%
455	Brixmor Property Group, Inc.	7,703

	REITs – Storage — 0.0%
27	Iron Mountain, Inc.	909

	REITs – Warehouse/Industrials — 0.2%
55	CyrusOne, Inc.	4,012
65	ProLogis, Inc.	6,708

		10,720

	Road & Rail — 0.3%
30	CSX Corp.	2,572
35	Norfolk Southern Corp.	8,282
44	Ryder System, Inc.	2,754
23	Union Pacific Corp.	4,542

		18,150

	Semiconductors & Semiconductor Equipment — 2.9%
40	Advanced Micro Devices, Inc.(a)	3,426
15	Analog Devices, Inc.	2,210
35	Applied Materials, Inc.	3,384
65	Cirrus Logic, Inc.(a)	6,090
119	Cree, Inc.(a)	12,028

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
41	Enphase Energy, Inc.(a)	$7,476
149	First Solar, Inc.(a)	14,773
78	Ichor Holdings Ltd.(a)	2,816
168	Intel Corp.	9,326
7	Lam Research Corp.	3,388
15	Micron Technology, Inc.(a)	1,174
119	NVIDIA Corp.	61,831
204	QUALCOMM, Inc.	31,881
50	Silicon Laboratories, Inc.(a)	6,558
66	Texas Instruments, Inc.	10,936
27	Universal Display Corp.	6,232
8	Xilinx, Inc.	1,045

		184,574

	Software — 4.2%
32	Adobe, Inc.(a)	14,680
32	ANSYS, Inc.(a)	11,340
163	Autodesk, Inc.(a)	45,221
36	Blackbaud, Inc.	2,394
47	Bottomline Technologies, Inc.(a)	2,246
8	Citrix Systems, Inc.	1,066
17	Fair Isaac Corp.(a)	7,652
205	Microsoft Corp.	47,552
42	NortonLifeLock, Inc.	885
633	Oracle Corp.	38,252
32	Paylocity Holding Corp.(a)	5,999
46	PTC, Inc.(a)	6,114
31	Qualys, Inc.(a)	4,292
155	salesforce.com, Inc.(a)	34,962
53	SPS Commerce, Inc.(a)	5,241
162	Workday, Inc., Class A(a)	36,860

		264,756

	Specialty Retail — 1.0%
104	American Eagle Outfitters, Inc.	2,360
42	Asbury Automotive Group, Inc.(a)	5,990
3	AutoZone, Inc.(a)	3,355
24	Best Buy Co., Inc.	2,612
19	Five Below, Inc.(a)	3,339
54	Gap, Inc. (The)(a)	1,093
71	Home Depot, Inc. (The)	19,228
30	Lithia Motors, Inc., Class A	9,560
14	Lowe’s Cos., Inc.	2,336
29	Monro, Inc.	1,696
13	TJX Cos., Inc. (The)	832
7	Ulta Beauty, Inc.(a)	1,958
42	Williams-Sonoma, Inc.	5,415

		59,774

	Technology Hardware, Storage & Peripherals — 0.5%
1,069	Hewlett Packard Enterprise Co.	13,192
660	HP, Inc.	16,064
96	NCR Corp.(a)	3,203
18	Seagate Technology PLC	1,190

		33,649

	Textiles, Apparel & Luxury Goods — 0.5%
25	Deckers Outdoor Corp.(a)	7,300
877	Under Armour, Inc., Class A(a)	15,347
63	VF Corp.	4,843
88	Wolverine World Wide, Inc.	2,520

		30,010

	Thrifts & Mortgage Finance — 0.1%
140	Mr. Cooper Group, Inc.(a)	3,812
338	New York Community Bancorp, Inc.	3,536

		7,348

	Trading Companies & Distributors — 0.0%
28	GATX Corp.	$2,598

	Water Utilities — 0.3%
40	American Water Works Co., Inc.	6,361
250	Essential Utilities, Inc.	11,575

		17,936

	Wireless Telecommunication Services — 0.2%
64	Shenandoah Telecommunications Co.	2,488
67	T-Mobile US, Inc.(a)	8,447

		10,935

	Total Common Stocks (Identified Cost $3,120,109)	3,572,091

Principal Amount
Bonds and Notes — 3.7%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,291

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,159
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,052
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,020
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,125
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,181
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,320
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,037
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,008
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,227
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,155
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,133
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,208
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,182
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,137
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,162
2,000	Truist Bank, 3.200%, 4/01/2024	2,168
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,163
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,204

		39,828

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,149
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,047

		4,196

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,150

	Construction Machinery — 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,023
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,022

		4,045

	Consumer Cyclical Services — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,434
2,000	eBay, Inc., 3.800%, 3/09/2022	2,070

		4,504

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,185
2,000	Entergy Corp., 0.900%, 9/15/2025	1,996

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$2,070
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,205

		8,456

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,115

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,069

	Food & Beverage — 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,048
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,253
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,162

		6,463

	Government Owned – No Guarantee — 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,493

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,338
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,901

		5,239

	Healthcare — 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,158
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,349
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,120
2,000	McKesson Corp., 3.950%, 2/16/2028	2,310

		8,937

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,031

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,190
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,174
2,000	Shell International Finance BV, 6.375%, 12/15/2038	3,028

		7,392

	Life Insurance — 0.0%
1,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	1,102

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,182
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,183

		4,365

	Mortgage Related — 0.5%
762	FHLMC, 3.000%, 6/01/2049	802
10,000	FNMA, 2.500%, 2/01/2051	10,533
7,735	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	8,142
4,889	FNMA, 3.500%, with various maturities in 2049(b)	5,195
1,267	FNMA, 4.000%, 3/01/2050	1,357
1,313	FNMA, 4.500%, with various maturities in 2049(b)	1,426

		27,455

	Natural Gas — 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	2,002

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,083

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,217
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057
	Pharmaceuticals — continued
2,000	Johnson & Johnson, 1.300%, 9/01/2030	1,973

		6,247

	Property & Casualty Insurance — 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,232

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,177

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,083

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,083

	Technology — 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,151
2,000	Intel Corp., 2.450%, 11/15/2029	2,141
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,392
2,000	Oracle Corp., 2.950%, 5/15/2025	2,175
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,956
2,000	VMware, Inc., 2.950%, 8/21/2022	2,072

		13,887

	Treasuries — 1.0%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,295
6,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,367
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,491
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,521
5,000	U.S. Treasury Bond, 3.000%, 2/15/2049	6,330
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,455
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	2,966
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,432
6,000	U.S. Treasury Note, 0.375%, 11/30/2025	5,991
6,000	U.S. Treasury Note, 1.125%, 9/30/2021	6,042
9,000	U.S. Treasury Note, 1.625%, 8/31/2022	9,214
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,344

		62,448

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,793

	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	2,058

	Total Bonds and Notes (Identified Cost $231,308)	236,224

Shares
Exchange-Traded Funds — 8.5%
7,378	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $481,976)	533,724

Affiliated Mutual Funds — 26.9%
11,054	Loomis Sayles Inflation Protected Securities Fund, Class N	132,533
8,634	Loomis Sayles Limited Term Government and Agency Fund, Class N	99,640
9,254	Mirova Global Green Bond Fund, Class N	99,388
39,261	Mirova International Sustainable Equity Fund, Class N	534,741
14,106	WCM Focused Emerging Markets Fund, Institutional Class	282,960
21,847	WCM Focused International Growth Fund, Institutional Class	538,318

	Total Affiliated Mutual Funds (Identified Cost $1,529,915)	1,687,580

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.7%
$292,909	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $292,909 on 2/01/2021 collateralized by $59,600 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $63,481; $211,100 U.S. Treasury Note, 2.750% due 4/30/2023 valued at $224,904; $10,400 U.S. Treasury Note, 1.625% due 4/30/2023 valued at $10,788 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $292,909)	$292,909

	Total Investments — 100.6% (Identified Cost $5,656,217)	6,322,528
	Other assets less liabilities — (0.6)%	(39,656)

	Net Assets — 100.0%	$6,282,872

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	86.9%
Fixed Income	9.0
Short-Term Investments	4.7

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.7% of Net Assets
	Aerospace & Defense — 0.9%
22	Axon Enterprise, Inc.(a)	$3,611
141	Boeing Co. (The)	27,381
57	General Dynamics Corp.	8,361
5	L3Harris Technologies, Inc.	858
29	Moog, Inc., Class A	2,142
71	Raytheon Technologies Corp.	4,738

		47,091

	Air Freight & Logistics — 0.5%
237	Expeditors International of Washington, Inc.	21,216
39	United Parcel Service, Inc., Class B	6,045

		27,261

	Airlines — 0.1%
15	Alaska Air Group, Inc.	732
52	Delta Air Lines, Inc.	1,974
320	JetBlue Airways Corp.(a)	4,589

		7,295

	Auto Components — 0.5%
106	Aptiv PLC	14,161
17	BorgWarner, Inc.	714
216	Dana, Inc.	4,182
29	Visteon Corp.(a)	3,697

		22,754

	Automobiles — 0.5%
404	General Motors Co.	20,475
30	Thor Industries, Inc.	3,630

		24,105

	Banks — 2.8%
83	Ameris Bancorp	3,246
149	BancorpSouth Bank	4,120
728	Bank of America Corp.	21,585
360	Citigroup, Inc.	20,876
125	Citizens Financial Group, Inc.	4,555
114	Columbia Banking System, Inc.	4,391
10	Comerica, Inc.	572
70	Cullen/Frost Bankers, Inc.	6,457
46	Fifth Third Bancorp	1,331
261	Fulton Financial Corp.	3,497
67	Huntington Bancshares, Inc.	886
133	International Bancshares Corp.	5,029
184	KeyCorp	3,102
31	M&T Bank Corp.	4,107
179	People’s United Financial, Inc.	2,445
76	PNC Financial Services Group, Inc. (The)	10,908
188	Regions Financial Corp.	3,198
121	TCF Financial Corp.	4,702
215	Truist Financial Corp.	10,316
205	Trustmark Corp.	5,631
90	U.S. Bancorp	3,857
365	Wells Fargo & Co.	10,906
55	Wintrust Financial Corp.	3,310

		139,027

	Beverages — 1.5%
186	Coca-Cola Co. (The)	8,956
77	Constellation Brands, Inc., Class A	16,242
312	Keurig Dr Pepper, Inc.	9,921
373	Monster Beverage Corp.(a)	32,387
68	PepsiCo, Inc.	9,287

		76,793

	Biotechnology — 1.3%
40	AbbVie, Inc.	$4,099
42	Amgen, Inc.	10,140
13	Biogen, Inc.(a)	3,674
96	BioMarin Pharmaceutical, Inc.(a)	7,947
111	Gilead Sciences, Inc.	7,282
20	Ligand Pharmaceuticals, Inc.(a)	3,707
56	Regeneron Pharmaceuticals, Inc.(a)	28,215

		65,064

	Building Products — 0.3%
27	Carrier Global Corp.	1,040
25	Johnson Controls International PLC	1,246
21	Lennox International, Inc.	5,785
64	Owens Corning	4,966
42	Trex Co., Inc.(a)	3,854

		16,891

	Capital Markets — 3.6%
12	Ameriprise Financial, Inc.	2,374
578	Bank of New York Mellon Corp. (The)	23,022
9	BlackRock, Inc.	6,311
437	Charles Schwab Corp. (The)	22,523
17	CME Group, Inc.	3,090
50	FactSet Research Systems, Inc.	15,117
68	Franklin Resources, Inc.	1,788
58	Goldman Sachs Group, Inc. (The)	15,728
31	Intercontinental Exchange, Inc.	3,421
19	Invesco Ltd.	391
107	Janus Henderson Group PLC	3,291
130	KKR & Co., Inc.	5,063
26	Moody’s Corp.	6,923
11	Morgan Stanley	738
28	MSCI, Inc.	11,068
108	Northern Trust Corp.	9,633
36	S&P Global, Inc.	11,412
206	SEI Investments Co.	10,887
395	State Street Corp.	27,650
7	T. Rowe Price Group, Inc.	1,095

		181,525

	Chemicals — 0.7%
8	Air Products & Chemicals, Inc.	2,134
22	DuPont de Nemours, Inc.	1,748
9	Ecolab, Inc.	1,841
58	HB Fuller Co.	2,952
41	Innospec, Inc.	3,599
48	Linde PLC	11,779
49	Minerals Technologies, Inc.	3,020
7	PPG Industries, Inc.	943
3	Sherwin-Williams Co. (The)	2,075
26	Stepan Co.	2,930

		33,021

	Commercial Services & Supplies — 0.3%
47	Healthcare Services Group, Inc.	1,524
29	MSA Safety, Inc.	4,527
9	Republic Services, Inc.	815
43	Tetra Tech, Inc.	5,227
12	Waste Management, Inc.	1,336

		13,429

	Communications Equipment — 0.7%
30	Arista Networks, Inc.(a)	9,227
70	Ciena Corp.(a)	3,737
375	Cisco Systems, Inc.	16,717
7	F5 Networks, Inc.(a)	1,372
39	Lumentum Holdings, Inc.(a)	3,658

		34,711

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.2%
134	AECOM(a)	$6,713
164	Fluor Corp.	2,836

		9,549

	Consumer Finance — 1.4%
700	Ally Financial, Inc.	26,488
150	American Express Co.	17,439
238	Capital One Financial Corp.	24,814
34	Green Dot Corp., Class A(a)	1,708
31	PROG Holdings, Inc.	1,462

		71,911

	Containers & Packaging — 0.2%
56	Ball Corp.	4,929
38	International Paper Co.	1,912
192	O-I Glass, Inc.	2,427

		9,268

	Distributors — 0.1%
36	Genuine Parts Co.	3,380

	Diversified Telecommunication Services — 0.3%
138	AT&T, Inc.	3,951
873	Lumen Technologies, Inc.	10,808

		14,759

	Electric Utilities — 0.8%
115	American Electric Power Co., Inc.	9,305
163	Edison International	9,480
30	Eversource Energy	2,625
39	IDACORP, Inc.	3,444
150	NextEra Energy, Inc.	12,130
38	PPL Corp.	1,051

		38,035

	Electrical Equipment — 0.7%
13	Acuity Brands, Inc.	1,563
272	Ballard Power Systems, Inc.(a)	9,294
37	Eaton Corp. PLC	4,355
24	Generac Holdings, Inc.(a)	5,914
27	Hubbell, Inc.	4,201
25	Rockwell Automation, Inc.	6,214
44	Sunrun, Inc.(a)	3,048

		34,589

	Electronic Equipment, Instruments & Components — 1.0%
8	Amphenol Corp., Class A	999
68	Avnet, Inc.	2,401
76	Cognex Corp.	6,242
17	Coherent, Inc.(a)	3,414
37	Corning, Inc.	1,327
94	Itron, Inc.(a)	8,086
15	Littelfuse, Inc.	3,650
13	Rogers Corp.(a)	2,029
107	TE Connectivity Ltd.	12,883
90	Trimble, Inc.(a)	5,932
134	Vishay Intertechnology, Inc.	2,888

		49,851

	Energy Equipment & Services — 0.4%
568	Archrock, Inc.	5,038
116	Baker Hughes Co.	2,330
83	NOV, Inc.	1,028
531	Schlumberger NV	11,793
56	TechnipFMC PLC	599

		20,788

	Entertainment — 1.3%
32	Activision Blizzard, Inc.	$2,912
64	Cinemark Holdings, Inc.	1,295
51	Electronic Arts, Inc.	7,303
27	Netflix, Inc.(a)	14,375
237	Walt Disney Co. (The)(a)	39,856

		65,741

	Food & Staples Retailing — 0.2%
53	BJ’s Wholesale Club Holdings, Inc.(a)	2,230
58	Kroger Co. (The)	2,001
181	SpartanNash Co.	3,352
13	Sysco Corp.	930
50	Walgreens Boots Alliance, Inc.	2,512

		11,025

	Food Products — 0.5%
65	Campbell Soup Co.	3,127
25	Conagra Brands, Inc.	865
71	Darling Ingredients, Inc.(a)	4,403
48	General Mills, Inc.	2,789
71	Hain Celestial Group, Inc. (The)(a)	2,953
65	Hormel Foods Corp.	3,046
36	Ingredion, Inc.	2,717
11	J.M. Smucker Co. (The)	1,280
21	Kellogg Co.	1,238
10	McCormick & Co., Inc.	895

		23,313

	Gas Utilities — 0.2%
80	New Jersey Resources Corp.	2,801
45	ONE Gas, Inc.	3,291
80	South Jersey Industries, Inc.	1,848
96	UGI Corp.	3,455

		11,395

	Health Care Equipment & Supplies — 1.1%
36	Abbott Laboratories	4,449
10	Baxter International, Inc.	768
5	Becton Dickinson & Co.	1,309
26	Boston Scientific Corp.(a)	921
7	Cooper Cos., Inc. (The)	2,548
12	Danaher Corp.	2,854
15	DENTSPLY SIRONA, Inc.	802
38	Edwards Lifesciences Corp.(a)	3,138
42	Globus Medical, Inc., Class A(a)	2,591
19	Haemonetics Corp.(a)	2,172
39	Hill-Rom Holdings, Inc.	3,746
20	Hologic, Inc.(a)	1,595
13	Intuitive Surgical, Inc.(a)	9,719
27	Medtronic PLC	3,006
89	Meridian Bioscience, Inc.(a)	1,967
28	Merit Medical Systems, Inc.(a)	1,516
21	Penumbra, Inc.(a)	5,483
11	Quidel Corp.(a)	2,761
6	STERIS PLC	1,123
6	Stryker Corp.	1,326
4	Varian Medical Systems, Inc.(a)	702

		54,496

	Health Care Providers & Services — 2.1%
14	Amedisys, Inc.(a)	4,022
19	Anthem, Inc.	5,643
28	BioTelemetry, Inc.(a)	2,001
118	Centene Corp.(a)	7,116
10	Chemed Corp.	5,179
23	Cigna Corp.	4,992

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
160	CVS Health Corp.	$11,464
38	Encompass Health Corp.	3,055
130	HCA Healthcare, Inc.	21,123
24	Henry Schein, Inc.(a)	1,580
46	Humana, Inc.	17,623
21	Laboratory Corp. of America Holdings(a)	4,807
155	MEDNAX, Inc.(a)	4,227
65	Patterson Cos., Inc.	2,059
33	Quest Diagnostics, Inc.	4,262
21	UnitedHealth Group, Inc.	7,005

		106,158

	Health Care Technology — 0.4%
138	Allscripts Healthcare Solutions, Inc.(a)	2,277
184	Cerner Corp.	14,740
67	HMS Holdings Corp.(a)	2,467

		19,484

	Hotels, Restaurants & Leisure — 1.7%
3	Chipotle Mexican Grill, Inc.(a)	4,440
33	Dine Brands Global, Inc.	2,269
134	Hilton Worldwide Holdings, Inc.	13,586
46	Jack in the Box, Inc.	4,330
453	MGM Resorts International	12,938
15	Royal Caribbean Cruises Ltd.	975
52	Shake Shack, Inc., Class A(a)	5,898
198	Starbucks Corp.	19,168
150	Wendy’s Co. (The)	3,060
208	Yum China Holdings, Inc.	11,796
71	Yum! Brands, Inc.	7,206

		85,666

	Household Durables — 0.4%
120	KB Home	4,997
90	Meritage Homes Corp.(a)	7,223
11	Mohawk Industries, Inc.(a)	1,580
162	Taylor Morrison Home Corp.(a)	4,209

		18,009

	Household Products — 0.6%
7	Clorox Co. (The)	1,466
176	Colgate-Palmolive Co.	13,728
96	Kimberly-Clark Corp.	12,682

		27,876

	Independent Power & Renewable Electricity Producers — 0.5%
80	AES Corp. (The)	1,951
84	Boralex, Inc., Class A	3,289
131	NextEra Energy Partners LP	10,677
51	Ormat Technologies, Inc.	5,822
80	Sunnova Energy International, Inc.(a)	3,508

		25,247

	Industrial Conglomerates — 0.4%
21	Carlisle Cos., Inc.	3,044
1,355	General Electric Co.	14,471
6	Honeywell International, Inc.	1,172

		18,687

	Insurance — 1.6%
31	Aflac, Inc.	1,401
35	Allstate Corp. (The)	3,751
377	American International Group, Inc.	14,115
62	Chubb Ltd.	9,031
69	First American Financial Corp.	3,608
26	Hanover Insurance Group, Inc. (The)	2,924
96	Hartford Financial Services Group, Inc. (The)	4,610
	Insurance — continued
14	Lincoln National Corp.	$637
38	Marsh & McLennan Cos., Inc.	4,176
224	MetLife, Inc.	10,786
57	Prudential Financial, Inc.	4,462
185	Reinsurance Group of America, Inc.	19,434
29	Travelers Cos., Inc. (The)	3,953

		82,888

	Interactive Media & Services — 2.8%
20	Alphabet, Inc., Class A(a)	36,547
24	Alphabet, Inc., Class C(a)	44,058
226	Facebook, Inc., Class A(a)	58,383

		138,988

	Internet & Direct Marketing Retail — 2.7%
149	Alibaba Group Holding Ltd., Sponsored ADR(a)	37,821
16	Amazon.com, Inc.(a)	51,299
9	Booking Holdings, Inc.(a)	17,499
394	eBay, Inc.	22,265
6	Etsy, Inc.(a)	1,194
7	Expedia Group, Inc.	869
520	Qurate Retail, Inc., Class A	6,552

		137,499

	IT Services — 3.0%
45	Accenture PLC, Class A	10,886
83	Akamai Technologies, Inc.(a)	9,216
118	Automatic Data Processing, Inc.	19,484
47	Cognizant Technology Solutions Corp., Class A	3,664
497	DXC Technology Co.	14,015
68	Fiserv, Inc.(a)	6,983
87	Gartner, Inc.(a)	13,216
65	MasterCard, Inc., Class A	20,559
21	Paychex, Inc.	1,834
187	Sabre Corp.	2,016
14	VeriSign, Inc.(a)	2,717
211	Visa, Inc., Class A	40,776
19	WEX, Inc.(a)	3,583

		148,949

	Leisure Products — 0.0%
84	Callaway Golf Co.	2,343

	Life Sciences Tools & Services — 0.9%
20	Agilent Technologies, Inc.	2,404
48	Illumina, Inc.(a)	20,469
9	IQVIA Holdings, Inc.(a)	1,600
84	NeoGenomics, Inc.(a)	4,454
38	Repligen Corp.(a)	7,600
9	Thermo Fisher Scientific, Inc.	4,587
8	Waters Corp.(a)	2,117

		43,231

	Machinery — 2.5%
50	AGCO Corp.	5,545
135	Caterpillar, Inc.	24,683
53	Cummins, Inc.	12,424
132	Deere & Co.	38,122
45	Flowserve Corp.	1,600
10	Illinois Tool Works, Inc.	1,942
67	ITT, Inc.	5,006
85	Kennametal, Inc.	3,220
53	Oshkosh Corp.	4,854
60	Parker-Hannifin Corp.	15,877
15	Proto Labs, Inc.(a)	3,177
60	Terex Corp.	2,146
58	Toro Co. (The)	5,466

		124,062

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.4%
3	Cable One, Inc.	$6,000
29	Charter Communications, Inc., Class A(a)	17,619
599	Comcast Corp., Class A	29,693
24	Discovery, Inc., Series C(a)	841
83	Discovery, Inc., Series A(a)	3,438
57	Fox Corp., Class A	1,777
45	Interpublic Group of Cos., Inc. (The)	1,083
72	New York Times Co. (The), Class A	3,571
56	News Corp., Class A	1,086
72	Omnicom Group, Inc.	4,491

		69,599

	Metals & Mining — 0.3%
201	Cleveland-Cliffs, Inc.	3,083
111	Commercial Metals Co.	2,186
13	Nucor Corp.	634
51	Reliance Steel & Aluminum Co.	5,920
33	Royal Gold, Inc.	3,527

		15,350

	Multi-Utilities — 0.2%
67	Consolidated Edison, Inc.	4,742
27	DTE Energy Co.	3,205
26	Sempra Energy	3,218
15	WEC Energy Group, Inc.	1,334

		12,499

	Multiline Retail — 0.2%
307	Macy’s, Inc.	4,617
35	Target Corp.	6,341

		10,958

	Oil, Gas & Consumable Fuels — 1.1%
748	Apache Corp.	10,682
129	ConocoPhillips	5,164
82	Devon Energy Corp.	1,350
136	Diamondback Energy, Inc.	7,710
318	EOG Resources, Inc.	16,205
114	EQT Corp.	1,859
105	Kinder Morgan, Inc.	1,478
409	Marathon Oil Corp.	2,961
60	ONEOK, Inc.	2,390
378	Southwestern Energy Co.(a)	1,425
43	Valero Energy Corp.	2,427
58	World Fuel Services Corp.	1,774

		55,425

	Paper & Forest Products — 0.1%
89	Louisiana-Pacific Corp.	3,383

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	710

	Pharmaceuticals — 1.5%
50	Bristol-Myers Squibb Co.	3,072
18	Eli Lilly & Co.	3,743
28	Jazz Pharmaceuticals PLC(a)	4,354
177	Merck & Co., Inc.	13,641
230	Novartis AG, Sponsored ADR	20,808
87	Novo Nordisk A/S, Sponsored ADR	6,055
30	Perrigo Co. PLC	1,281
126	Pfizer, Inc.	4,523
399	Roche Holding AG, Sponsored ADR	17,321
6	Zoetis, Inc.	926

		75,724

	Professional Services — 0.2%
53	Exponent, Inc.	$4,377
11	IHS Markit Ltd.	958
18	Insperity, Inc.	1,413
50	Korn Ferry	2,280
32	ManpowerGroup, Inc.	2,830
31	Nielsen Holdings PLC	692

		12,550

	Real Estate Management & Development — 0.2%
104	CBRE Group, Inc., Class A(a)	6,342
27	Jones Lang LaSalle, Inc.(a)	3,948

		10,290

	REITs – Apartments — 0.2%
97	American Campus Communities, Inc.	3,993
63	Camden Property Trust	6,435
25	Equity Residential	1,541

		11,969

	REITs – Diversified — 0.2%
30	American Tower Corp.	6,821
6	Crown Castle International Corp.	955
63	Weyerhaeuser Co.	1,965

		9,741

	REITs – Health Care — 0.1%
38	Ventas, Inc.	1,751
16	Welltower, Inc.	969

		2,720

	REITs – Hotels — 0.1%
101	Host Hotels & Resorts, Inc.	1,369
286	Park Hotels & Resorts, Inc.	4,770

		6,139

	REITs – Mortgage — 0.2%
138	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,163

	REITs – Office Property — 0.4%
7	Boston Properties, Inc.	639
146	Corporate Office Properties Trust	3,835
165	Douglas Emmett, Inc.	4,572
220	Easterly Government Properties, Inc.	4,829
73	Kilroy Realty Corp.	4,134

		18,009

	REITs – Shopping Centers — 0.1%
393	Brixmor Property Group, Inc.	6,653

	REITs – Storage — 0.0%
23	Iron Mountain, Inc.	774

	REITs – Warehouse/Industrials — 0.2%
47	CyrusOne, Inc.	3,429
58	ProLogis, Inc.	5,985

		9,414

	Road & Rail — 0.3%
25	CSX Corp.	2,144
31	Norfolk Southern Corp.	7,335
39	Ryder System, Inc.	2,441
19	Union Pacific Corp.	3,752

		15,672

	Semiconductors & Semiconductor Equipment — 3.0%
34	Advanced Micro Devices, Inc.(a)	2,912
13	Analog Devices, Inc.	1,915
29	Applied Materials, Inc.	2,804
56	Cirrus Logic, Inc.(a)	5,247
95	Cree, Inc.(a)	9,603

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
34	Enphase Energy, Inc.(a)	$6,200
123	First Solar, Inc.(a)	12,195
74	Ichor Holdings Ltd.(a)	2,671
126	Intel Corp.	6,994
5	Lam Research Corp.	2,420
15	Micron Technology, Inc.(a)	1,174
95	NVIDIA Corp.	49,361
159	QUALCOMM, Inc.	24,849
42	Silicon Laboratories, Inc.(a)	5,509
60	Texas Instruments, Inc.	9,941
23	Universal Display Corp.	5,309
7	Xilinx, Inc.	914

		150,018

	Software — 4.3%
26	Adobe, Inc.(a)	11,928
26	ANSYS, Inc.(a)	9,214
131	Autodesk, Inc.(a)	36,343
30	Blackbaud, Inc.	1,995
42	Bottomline Technologies, Inc.(a)	2,007
8	Citrix Systems, Inc.	1,067
15	Fair Isaac Corp.(a)	6,752
165	Microsoft Corp.	38,273
34	NortonLifeLock, Inc.	716
514	Oracle Corp.	31,061
27	Paylocity Holding Corp.(a)	5,061
40	PTC, Inc.(a)	5,316
29	Qualys, Inc.(a)	4,016
124	salesforce.com, Inc.(a)	27,969
46	SPS Commerce, Inc.(a)	4,549
127	Workday, Inc., Class A(a)	28,896

		215,163

	Specialty Retail — 1.0%
90	American Eagle Outfitters, Inc.	2,042
36	Asbury Automotive Group, Inc.(a)	5,134
3	AutoZone, Inc.(a)	3,355
22	Best Buy Co., Inc.	2,394
18	Five Below, Inc.(a)	3,163
46	Gap, Inc. (The)(a)	931
58	Home Depot, Inc. (The)	15,708
25	Lithia Motors, Inc., Class A	7,967
11	Lowe’s Cos., Inc.	1,835
25	Monro, Inc.	1,462
13	TJX Cos., Inc. (The)	833
6	Ulta Beauty, Inc.(a)	1,679
36	Williams-Sonoma, Inc.	4,641

		51,144

	Technology Hardware, Storage & Peripherals — 0.6%
816	Hewlett Packard Enterprise Co.	10,069
558	HP, Inc.	13,582
93	NCR Corp.(a)	3,103
17	Seagate Technology PLC	1,124

		27,878

	Textiles, Apparel & Luxury Goods — 0.5%
22	Deckers Outdoor Corp.(a)	6,423
718	Under Armour, Inc., Class A(a)	12,565
55	VF Corp.	4,228
78	Wolverine World Wide, Inc.	2,234

		25,450

	Thrifts & Mortgage Finance — 0.1%
114	Mr. Cooper Group, Inc.(a)	3,104
319	New York Community Bancorp, Inc.	3,337

		6,441

	Trading Companies & Distributors — 0.0%
25	GATX Corp.	$2,320

	Water Utilities — 0.3%
37	American Water Works Co., Inc.	5,884
216	Essential Utilities, Inc.	10,001

		15,885

	Wireless Telecommunication Services — 0.2%
56	Shenandoah Telecommunications Co.	2,177
52	T-Mobile US, Inc.(a)	6,556

		8,733

	Total Common Stocks (Identified Cost $2,545,819)	2,944,928

Principal Amount
Bonds and Notes — 3.9%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,291

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,159
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,026
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,020
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,124
1,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,091
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,320
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,037
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,227
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,155
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,133
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,208
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,182
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,137
2,000	Truist Bank, 3.200%, 4/01/2024	2,168
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,163

		31,337

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,149
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,047

		4,196

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,150

	Construction Machinery — 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,015
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,045

		4,060

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,070

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,186
2,000	Entergy Corp., 0.900%, 9/15/2025	1,996
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,070

		6,252

	Food & Beverage — 0.0%
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,162

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$2,995

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,338
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,450

		3,788

	Healthcare — 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,349
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,120
2,000	McKesson Corp., 3.950%, 2/16/2028	2,310

		6,779

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,190
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,514

		3,704

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,182
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,183

		4,365

	Mortgage Related — 0.5%
381	FHLMC, 3.000%, 6/01/2049	401
982	FNMA, 2.000%, 9/01/2050	1,015
8,966	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	9,443
5,146	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	5,417
4,502	FNMA, 3.500%, with various maturities in 2049(b)	4,783
1,267	FNMA, 4.000%, 3/01/2050	1,357
1,313	FNMA, 4.500%, with various maturities in 2049(b)	1,426

		23,842

	Natural Gas — 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	2,002

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,217
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057
2,000	Johnson & Johnson, 1.300%, 9/01/2030	1,973

		6,247

	Property & Casualty Insurance — 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,232

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,177

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,083

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,083

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,076
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,392
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,970
2,000	VMware, Inc., 2.950%, 8/21/2022	2,072

		7,510

	Treasuries — 1.4%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,295
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,911
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,491
	Treasuries — continued
$2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	$2,521
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,064
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	2,909
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	2,966
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,296
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,985
8,000	U.S. Treasury Note, 1.125%, 9/30/2021	8,056
9,000	U.S. Treasury Note, 1.625%, 8/31/2022	9,214
10,000	U.S. Treasury Note, 2.125%, 12/31/2022	10,383

		70,091

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,397

	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	2,058

	Total Bonds and Notes (Identified Cost $192,758)	196,871

Shares
Exchange-Traded Funds — 8.4%
5,803	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $372,161)	419,789

Affiliated Mutual Funds — 25.2%
7,283	Mirova Global Green Bond Fund, Class N	78,218
35,148	Mirova International Sustainable Equity Fund, Class N	478,716
12,558	WCM Focused Emerging Markets Fund, Institutional Class	251,906
18,512	WCM Focused International Growth Fund, Institutional Class	456,143

	Total Affiliated Mutual Funds (Identified Cost $1,140,753)	1,264,983

Principal Amount
Short-Term Investments — 2.9%
$145,112	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $145,112 on 2/01/2021 collateralized by $91,800 U.S. Treasury Note, 2.750% due 4/30/2023 valued at $97,803; $33,800 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $36,001; $14,100 U.S. Treasury Note, 1.625% due 4/30/2023 valued at $14,626 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $145,112)	145,112

	Total Investments — 99.1% (Identified Cost $4,396,603)	4,971,683
	Other assets less liabilities — 0.9%	45,495

	Net Assets — 100.0%	$5,017,178

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2050 Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	90.7%
Fixed Income	5.5
Short-Term Investments	2.9

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 57.7% of Net Assets
	Aerospace & Defense — 0.9%
17	Axon Enterprise, Inc.(a)	$2,791
108	Boeing Co. (The)	20,972
44	General Dynamics Corp.	6,454
3	L3Harris Technologies, Inc.	515
22	Moog, Inc., Class A	1,625
50	Raytheon Technologies Corp.	3,336

		35,693

	Air Freight & Logistics — 0.5%
182	Expeditors International of Washington, Inc.	16,293
28	United Parcel Service, Inc., Class B	4,340

		20,633

	Airlines — 0.1%
11	Alaska Air Group, Inc.	537
37	Delta Air Lines, Inc.	1,405
225	JetBlue Airways Corp.(a)	3,226

		5,168

	Auto Components — 0.5%
83	Aptiv PLC	11,089
15	BorgWarner, Inc.	630
152	Dana, Inc.	2,943
22	Visteon Corp.(a)	2,804

		17,466

	Automobiles — 0.5%
314	General Motors Co.	15,914
21	Thor Industries, Inc.	2,541

		18,455

	Banks — 2.7%
58	Ameris Bancorp	2,268
105	BancorpSouth Bank	2,903
567	Bank of America Corp.	16,812
280	Citigroup, Inc.	16,237
88	Citizens Financial Group, Inc.	3,207
80	Columbia Banking System, Inc.	3,082
9	Comerica, Inc.	515
55	Cullen/Frost Bankers, Inc.	5,073
34	Fifth Third Bancorp	984
184	Fulton Financial Corp.	2,466
51	Huntington Bancshares, Inc.	674
100	International Bancshares Corp.	3,781
111	KeyCorp	1,871
23	M&T Bank Corp.	3,047
145	People’s United Financial, Inc.	1,981
54	PNC Financial Services Group, Inc. (The)	7,750
147	Regions Financial Corp.	2,500
85	TCF Financial Corp.	3,303
154	Truist Financial Corp.	7,389
155	Trustmark Corp.	4,258
66	U.S. Bancorp	2,828
284	Wells Fargo & Co.	8,486
38	Wintrust Financial Corp.	2,287

		103,702

	Beverages — 1.5%
131	Coca-Cola Co. (The)	6,308
60	Constellation Brands, Inc., Class A	12,656
243	Keurig Dr Pepper, Inc.	7,727
285	Monster Beverage Corp.(a)	24,747
48	PepsiCo, Inc.	6,555

		57,993

	Biotechnology — 1.3%
31	AbbVie, Inc.	$3,177
31	Amgen, Inc.	7,484
9	Biogen, Inc.(a)	2,543
75	BioMarin Pharmaceutical, Inc.(a)	6,209
79	Gilead Sciences, Inc.	5,182
13	Ligand Pharmaceuticals, Inc.(a)	2,410
43	Regeneron Pharmaceuticals, Inc.(a)	21,665

		48,670

	Building Products — 0.3%
20	Carrier Global Corp.	770
18	Johnson Controls International PLC	897
16	Lennox International, Inc.	4,408
49	Owens Corning	3,802
32	Trex Co., Inc.(a)	2,937

		12,814

	Capital Markets — 3.5%
8	Ameriprise Financial, Inc.	1,583
435	Bank of New York Mellon Corp. (The)	17,326
6	BlackRock, Inc.	4,208
334	Charles Schwab Corp. (The)	17,214
11	CME Group, Inc.	1,999
39	FactSet Research Systems, Inc.	11,791
36	Franklin Resources, Inc.	947
45	Goldman Sachs Group, Inc. (The)	12,203
20	Intercontinental Exchange, Inc.	2,207
17	Invesco Ltd.	350
75	Janus Henderson Group PLC	2,307
101	KKR & Co., Inc.	3,934
20	Moody’s Corp.	5,325
8	Morgan Stanley	536
21	MSCI, Inc.	8,301
72	Northern Trust Corp.	6,422
27	S&P Global, Inc.	8,559
157	SEI Investments Co.	8,298
300	State Street Corp.	21,000
5	T. Rowe Price Group, Inc.	782

		135,292

	Chemicals — 0.6%
6	Air Products & Chemicals, Inc.	1,601
19	DuPont de Nemours, Inc.	1,509
7	Ecolab, Inc.	1,432
40	HB Fuller Co.	2,036
32	Innospec, Inc.	2,809
34	Linde PLC	8,344
34	Minerals Technologies, Inc.	2,095
5	PPG Industries, Inc.	673
2	Sherwin-Williams Co. (The)	1,384
22	Stepan Co.	2,479

		24,362

	Commercial Services & Supplies — 0.3%
35	Healthcare Services Group, Inc.	1,135
23	MSA Safety, Inc.	3,591
7	Republic Services, Inc.	633
33	Tetra Tech, Inc.	4,012
8	Waste Management, Inc.	890

		10,261

	Communications Equipment — 0.7%
22	Arista Networks, Inc.(a)	6,766
49	Ciena Corp.(a)	2,616
282	Cisco Systems, Inc.	12,572
5	F5 Networks, Inc.(a)	980
30	Lumentum Holdings, Inc.(a)	2,814

		25,748

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.2%
101	AECOM(a)	$5,060
115	Fluor Corp.	1,988

		7,048

	Consumer Finance — 1.5%
546	Ally Financial, Inc.	20,661
113	American Express Co.	13,137
185	Capital One Financial Corp.	19,288
26	Green Dot Corp., Class A(a)	1,306
23	PROG Holdings, Inc.	1,085

		55,477

	Containers & Packaging — 0.2%
40	Ball Corp.	3,521
32	International Paper Co.	1,610
146	O-I Glass, Inc.	1,845

		6,976

	Distributors — 0.1%
23	Genuine Parts Co.	2,159

	Diversified Telecommunication Services — 0.3%
117	AT&T, Inc.	3,350
646	Lumen Technologies, Inc.	7,997

		11,347

	Electric Utilities — 0.7%
81	American Electric Power Co., Inc.	6,554
113	Edison International	6,572
21	Eversource Energy	1,837
27	IDACORP, Inc.	2,384
111	NextEra Energy, Inc.	8,977
33	PPL Corp.	913

		27,237

	Electrical Equipment — 0.7%
10	Acuity Brands, Inc.	1,202
191	Ballard Power Systems, Inc.(a)	6,527
24	Eaton Corp. PLC	2,825
19	Generac Holdings, Inc.(a)	4,682
21	Hubbell, Inc.	3,268
17	Rockwell Automation, Inc.	4,225
31	Sunrun, Inc.(a)	2,147

		24,876

	Electronic Equipment, Instruments & Components — 1.0%
6	Amphenol Corp., Class A	749
52	Avnet, Inc.	1,836
58	Cognex Corp.	4,764
13	Coherent, Inc.(a)	2,611
19	Corning, Inc.	682
70	Itron, Inc.(a)	6,021
12	Littelfuse, Inc.	2,920
11	Rogers Corp.(a)	1,717
83	TE Connectivity Ltd.	9,993
68	Trimble, Inc.(a)	4,482
94	Vishay Intertechnology, Inc.	2,026

		37,801

	Energy Equipment & Services — 0.4%
400	Archrock, Inc.	3,548
73	Baker Hughes Co.	1,467
45	NOV, Inc.	557
373	Schlumberger NV	8,284
46	TechnipFMC PLC	492

		14,348

	Entertainment — 1.3%
21	Activision Blizzard, Inc.	$1,911
68	Cinemark Holdings, Inc.	1,377
34	Electronic Arts, Inc.	4,869
21	Netflix, Inc.(a)	11,180
178	Walt Disney Co. (The)(a)	29,934

		49,271

	Food & Staples Retailing — 0.2%
41	BJ’s Wholesale Club Holdings, Inc.(a)	1,725
48	Kroger Co. (The)	1,656
127	SpartanNash Co.	2,352
16	Sysco Corp.	1,144
41	Walgreens Boots Alliance, Inc.	2,060

		8,937

	Food Products — 0.4%
46	Campbell Soup Co.	2,213
19	Conagra Brands, Inc.	657
50	Darling Ingredients, Inc.(a)	3,101
34	General Mills, Inc.	1,975
54	Hain Celestial Group, Inc. (The)(a)	2,246
46	Hormel Foods Corp.	2,156
27	Ingredion, Inc.	2,038
10	J.M. Smucker Co. (The)	1,164
14	Kellogg Co.	825
8	McCormick & Co., Inc.	716

		17,091

	Gas Utilities — 0.2%
56	New Jersey Resources Corp.	1,961
31	ONE Gas, Inc.	2,267
61	South Jersey Industries, Inc.	1,409
67	UGI Corp.	2,411

		8,048

	Health Care Equipment & Supplies — 1.1%
28	Abbott Laboratories	3,461
7	Baxter International, Inc.	538
4	Becton Dickinson & Co.	1,047
24	Boston Scientific Corp.(a)	851
5	Cooper Cos., Inc. (The)	1,820
9	Danaher Corp.	2,141
8	DENTSPLY SIRONA, Inc.	428
28	Edwards Lifesciences Corp.(a)	2,312
29	Globus Medical, Inc., Class A(a)	1,789
15	Haemonetics Corp.(a)	1,714
30	Hill-Rom Holdings, Inc.	2,881
17	Hologic, Inc.(a)	1,355
9	Intuitive Surgical, Inc.(a)	6,729
21	Medtronic PLC	2,338
66	Meridian Bioscience, Inc.(a)	1,459
21	Merit Medical Systems, Inc.(a)	1,137
16	Penumbra, Inc.(a)	4,177
9	Quidel Corp.(a)	2,259
3	STERIS PLC	561
6	Stryker Corp.	1,326
3	Varian Medical Systems, Inc.(a)	527

		40,850

	Health Care Providers & Services — 2.1%
11	Amedisys, Inc.(a)	3,160
15	Anthem, Inc.	4,455
21	BioTelemetry, Inc.(a)	1,501
84	Centene Corp.(a)	5,065
8	Chemed Corp.	4,143
17	Cigna Corp.	3,690

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
125	CVS Health Corp.	$8,956
26	Encompass Health Corp.	2,090
98	HCA Healthcare, Inc.	15,923
16	Henry Schein, Inc.(a)	1,054
35	Humana, Inc.	13,409
14	Laboratory Corp. of America Holdings(a)	3,205
109	MEDNAX, Inc.(a)	2,973
49	Patterson Cos., Inc.	1,552
21	Quest Diagnostics, Inc.	2,712
17	UnitedHealth Group, Inc.	5,671

		79,559

	Health Care Technology — 0.4%
103	Allscripts Healthcare Solutions, Inc.(a)	1,700
139	Cerner Corp.	11,135
51	HMS Holdings Corp.(a)	1,878

		14,713

	Hotels, Restaurants & Leisure — 1.7%
2	Chipotle Mexican Grill, Inc.(a)	2,960
25	Dine Brands Global, Inc.	1,719
104	Hilton Worldwide Holdings, Inc.	10,545
35	Jack in the Box, Inc.	3,295
352	MGM Resorts International	10,053
11	Royal Caribbean Cruises Ltd.	715
39	Shake Shack, Inc., Class A(a)	4,423
150	Starbucks Corp.	14,522
105	Wendy’s Co. (The)	2,142
159	Yum China Holdings, Inc.	9,017
54	Yum! Brands, Inc.	5,480

		64,871

	Household Durables — 0.4%
91	KB Home	3,789
68	Meritage Homes Corp.(a)	5,457
8	Mohawk Industries, Inc.(a)	1,149
113	Taylor Morrison Home Corp.(a)	2,936

		13,331

	Household Products — 0.5%
4	Clorox Co. (The)	838
134	Colgate-Palmolive Co.	10,452
70	Kimberly-Clark Corp.	9,247

		20,537

	Independent Power & Renewable Electricity Producers — 0.5%
43	AES Corp. (The)	1,049
62	Boralex, Inc., Class A	2,428
97	NextEra Energy Partners LP	7,905
38	Ormat Technologies, Inc.	4,338
63	Sunnova Energy International, Inc.(a)	2,763

		18,483

	Industrial Conglomerates — 0.4%
17	Carlisle Cos., Inc.	2,464
1,055	General Electric Co.	11,267
6	Honeywell International, Inc.	1,172

		14,903

	Insurance — 1.6%
14	Aflac, Inc.	633
23	Allstate Corp. (The)	2,465
293	American International Group, Inc.	10,970
44	Chubb Ltd.	6,410
48	First American Financial Corp.	2,510
18	Hanover Insurance Group, Inc. (The)	2,024
71	Hartford Financial Services Group, Inc. (The)	3,409
	Insurance — continued
12	Lincoln National Corp.	$546
26	Marsh & McLennan Cos., Inc.	2,858
166	MetLife, Inc.	7,993
40	Prudential Financial, Inc.	3,131
143	Reinsurance Group of America, Inc.	15,022
21	Travelers Cos., Inc. (The)	2,862

		60,833

	Interactive Media & Services — 2.7%
14	Alphabet, Inc., Class A(a)	25,583
19	Alphabet, Inc., Class C(a)	34,879
173	Facebook, Inc., Class A(a)	44,691

		105,153

	Internet & Direct Marketing Retail — 2.9%
114	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,937
13	Amazon.com, Inc.(a)	41,681
8	Booking Holdings, Inc.(a)	15,555
300	eBay, Inc.	16,953
4	Etsy, Inc.(a)	796
5	Expedia Group, Inc.	620
405	Qurate Retail, Inc., Class A	5,103

		109,645

	IT Services — 3.0%
34	Accenture PLC, Class A	8,225
62	Akamai Technologies, Inc.(a)	6,884
90	Automatic Data Processing, Inc.	14,861
30	Cognizant Technology Solutions Corp., Class A	2,338
389	DXC Technology Co.	10,970
53	Fiserv, Inc.(a)	5,442
68	Gartner, Inc.(a)	10,330
49	MasterCard, Inc., Class A	15,498
16	Paychex, Inc.	1,397
140	Sabre Corp.	1,509
9	VeriSign, Inc.(a)	1,747
163	Visa, Inc., Class A	31,500
16	WEX, Inc.(a)	3,018

		113,719

	Leisure Products — 0.1%
64	Callaway Golf Co.	1,785

	Life Sciences Tools & Services — 0.8%
14	Agilent Technologies, Inc.	1,682
36	Illumina, Inc.(a)	15,352
8	IQVIA Holdings, Inc.(a)	1,422
59	NeoGenomics, Inc.(a)	3,128
29	Repligen Corp.(a)	5,800
7	Thermo Fisher Scientific, Inc.	3,568
4	Waters Corp.(a)	1,059

		32,011

	Machinery — 2.4%
38	AGCO Corp.	4,214
102	Caterpillar, Inc.	18,650
41	Cummins, Inc.	9,611
98	Deere & Co.	28,302
38	Flowserve Corp.	1,351
9	Illinois Tool Works, Inc.	1,748
51	ITT, Inc.	3,810
59	Kennametal, Inc.	2,235
40	Oshkosh Corp.	3,664
45	Parker-Hannifin Corp.	11,907
12	Proto Labs, Inc.(a)	2,542
46	Terex Corp.	1,645
44	Toro Co. (The)	4,147

		93,826

See accompanying notes to financial statements.

81  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.4%
3	Cable One, Inc.	$6,000
22	Charter Communications, Inc., Class A(a)	13,366
459	Comcast Corp., Class A	22,753
61	Discovery, Inc., Series A(a)	2,527
21	Discovery, Inc., Series C(a)	736
42	Fox Corp., Class A	1,310
33	Interpublic Group of Cos., Inc. (The)	794
50	New York Times Co. (The), Class A	2,479
41	News Corp., Class A	795
47	Omnicom Group, Inc.	2,932

		53,692

	Metals & Mining — 0.3%
150	Cleveland-Cliffs, Inc.	2,301
85	Commercial Metals Co.	1,674
10	Nucor Corp.	487
39	Reliance Steel & Aluminum Co.	4,527
23	Royal Gold, Inc.	2,458

		11,447

	Multi-Utilities — 0.2%
47	Consolidated Edison, Inc.	3,327
18	DTE Energy Co.	2,137
19	Sempra Energy	2,351
10	WEC Energy Group, Inc.	889

		8,704

	Multiline Retail — 0.2%
216	Macy’s, Inc.	3,249
25	Target Corp.	4,529

		7,778

	Oil, Gas & Consumable Fuels — 1.1%
584	Apache Corp.	8,340
99	ConocoPhillips	3,963
47	Devon Energy Corp.	774
105	Diamondback Energy, Inc.	5,952
247	EOG Resources, Inc.	12,587
87	EQT Corp.	1,419
73	Kinder Morgan, Inc.	1,028
255	Marathon Oil Corp.	1,846
50	ONEOK, Inc.	1,992
260	Southwestern Energy Co.(a)	980
36	Valero Energy Corp.	2,031
43	World Fuel Services Corp.	1,315

		42,227

	Paper & Forest Products — 0.1%
62	Louisiana-Pacific Corp.	2,357

	Personal Products — 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	473

	Pharmaceuticals — 1.5%
36	Bristol-Myers Squibb Co.	2,212
14	Eli Lilly & Co.	2,912
22	Jazz Pharmaceuticals PLC(a)	3,421
131	Merck & Co., Inc.	10,096
175	Novartis AG, Sponsored ADR	15,832
65	Novo Nordisk A/S, Sponsored ADR	4,524
19	Perrigo Co. PLC	811
96	Pfizer, Inc.	3,446
304	Roche Holding AG, Sponsored ADR	13,197
4	Zoetis, Inc.	617

		57,068

	Professional Services — 0.2%
41	Exponent, Inc.	$3,386
5	IHS Markit Ltd.	435
13	Insperity, Inc.	1,020
38	Korn Ferry	1,733
25	ManpowerGroup, Inc.	2,211
27	Nielsen Holdings PLC	603

		9,388

	Real Estate Management & Development — 0.2%
81	CBRE Group, Inc., Class A(a)	4,939
21	Jones Lang LaSalle, Inc.(a)	3,071

		8,010

	REITs – Apartments — 0.2%
68	American Campus Communities, Inc.	2,799
49	Camden Property Trust	5,005
21	Equity Residential	1,295

		9,099

	REITs – Diversified — 0.2%
21	American Tower Corp.	4,774
6	Crown Castle International Corp.	956
33	Weyerhaeuser Co.	1,029

		6,759

	REITs – Health Care — 0.0%
17	Ventas, Inc.	783
8	Welltower, Inc.	485

		1,268

	REITs – Hotels — 0.1%
54	Host Hotels & Resorts, Inc.	732
201	Park Hotels & Resorts, Inc.	3,352

		4,084

	REITs – Mortgage — 0.2%
102	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,033

	REITs – Office Property — 0.3%
3	Boston Properties, Inc.	274
103	Corporate Office Properties Trust	2,706
116	Douglas Emmett, Inc.	3,215
155	Easterly Government Properties, Inc.	3,402
56	Kilroy Realty Corp.	3,171

		12,768

	REITs – Shopping Centers — 0.1%
296	Brixmor Property Group, Inc.	5,011

	REITs – Storage — 0.0%
13	Iron Mountain, Inc.	438

	REITs – Warehouse/Industrials — 0.2%
33	CyrusOne, Inc.	2,407
43	ProLogis, Inc.	4,438

		6,845

	Road & Rail — 0.3%
18	CSX Corp.	1,544
21	Norfolk Southern Corp.	4,969
29	Ryder System, Inc.	1,815
16	Union Pacific Corp.	3,159

		11,487

	Semiconductors & Semiconductor Equipment — 2.9%
25	Advanced Micro Devices, Inc.(a)	2,141
7	Analog Devices, Inc.	1,031
21	Applied Materials, Inc.	2,030
43	Cirrus Logic, Inc.(a)	4,029
70	Cree, Inc.(a)	7,076

See accompanying notes to financial statements.

|  82

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
23	Enphase Energy, Inc.(a)	$4,194
90	First Solar, Inc.(a)	8,924
50	Ichor Holdings Ltd.(a)	1,805
93	Intel Corp.	5,162
4	Lam Research Corp.	1,936
11	Micron Technology, Inc.(a)	861
72	NVIDIA Corp.	37,410
121	QUALCOMM, Inc.	18,910
33	Silicon Laboratories, Inc.(a)	4,329
44	Texas Instruments, Inc.	7,290
18	Universal Display Corp.	4,155
5	Xilinx, Inc.	653

		111,936

	Software — 4.2%
19	Adobe, Inc.(a)	8,717
19	ANSYS, Inc.(a)	6,733
100	Autodesk, Inc.(a)	27,743
23	Blackbaud, Inc.	1,529
32	Bottomline Technologies, Inc.(a)	1,529
5	Citrix Systems, Inc.	667
11	Fair Isaac Corp.(a)	4,951
124	Microsoft Corp.	28,763
19	NortonLifeLock, Inc.	400
390	Oracle Corp.	23,568
21	Paylocity Holding Corp.(a)	3,937
30	PTC, Inc.(a)	3,987
20	Qualys, Inc.(a)	2,769
94	salesforce.com, Inc.(a)	21,203
35	SPS Commerce, Inc.(a)	3,461
99	Workday, Inc., Class A(a)	22,525

		162,482

	Specialty Retail — 1.0%
67	American Eagle Outfitters, Inc.	1,520
28	Asbury Automotive Group, Inc.(a)	3,993
2	AutoZone, Inc.(a)	2,237
18	Best Buy Co., Inc.	1,959
14	Five Below, Inc.(a)	2,460
34	Gap, Inc. (The)(a)	688
43	Home Depot, Inc. (The)	11,645
20	Lithia Motors, Inc., Class A	6,374
9	Lowe’s Cos., Inc.	1,502
19	Monro, Inc.	1,111
9	TJX Cos., Inc. (The)	576
4	Ulta Beauty, Inc.(a)	1,119
28	Williams-Sonoma, Inc.	3,610

		38,794

	Technology Hardware, Storage & Peripherals — 0.5%
613	Hewlett Packard Enterprise Co.	7,565
395	HP, Inc.	9,614
65	NCR Corp.(a)	2,168
13	Seagate Technology PLC	860

		20,207

	Textiles, Apparel & Luxury Goods — 0.5%
17	Deckers Outdoor Corp.(a)	4,963
544	Under Armour, Inc., Class A(a)	9,520
40	VF Corp.	3,075
59	Wolverine World Wide, Inc.	1,690

		19,248

	Thrifts & Mortgage Finance — 0.1%
85	Mr. Cooper Group, Inc.(a)	2,315
225	New York Community Bancorp, Inc.	2,353

		4,668

	Trading Companies & Distributors — 0.0%
19	GATX Corp.	$1,763

	Water Utilities — 0.3%
26	American Water Works Co., Inc.	4,134
149	Essential Utilities, Inc.	6,899

		11,033

	Wireless Telecommunication Services — 0.2%
43	Shenandoah Telecommunications Co.	1,672
41	T-Mobile US, Inc.(a)	5,169

		6,841

	Total Common Stocks (Identified Cost $1,910,721)	2,213,000

Principal Amount
Bonds and Notes — 3.5%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,291

	Banking — 0.5%
2,000	American Express Co., 3.700%, 8/03/2023	2,159
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,094
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,125
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,160
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,227
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,155
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,133
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,104
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,182
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,137
2,000	Truist Bank, 3.200%, 4/01/2024	2,168
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,163

		22,807

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,149
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,024

		3,173

	Construction Machinery — 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,015

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,186
2,000	Entergy Corp., 0.900%, 9/15/2025	1,996
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,070

		6,252

	Food & Beverage — 0.1%
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,162

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,995

	Health Insurance — 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,169
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,450

		2,619

	Healthcare — 0.0%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,175

	Independent Energy — 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	2,031

See accompanying notes to financial statements.

83  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$1,095
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,514

		2,609

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,182
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,091

		3,273

	Mortgage Related — 0.5%
6,000	FNMA, 2.500%, 2/01/2051	6,320
7,651	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	8,057
4,886	FNMA, 3.500%, with various maturities in 2049(b)	5,191
2,202	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,359
1,241	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	1,348

		23,275

	Natural Gas — 0.1%
2,000	NiSource, Inc., 0.950%, 8/15/2025	2,002

	Oil Field Services — 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,083

	Pharmaceuticals — 0.0%
1,000	Johnson & Johnson, 1.300%, 9/01/2030	987

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,177

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,083

	Restaurants — 0.1%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,083

	Technology — 0.1%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,076
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,196

		2,272

	Treasuries — 1.0%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,148
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,911
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,994
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,260
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	3,798
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,455
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,483
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,432
7,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,989
4,000	U.S. Treasury Note, 1.125%, 9/30/2021	4,028
6,000	U.S. Treasury Note, 1.625%, 8/31/2022	6,143
6,000	U.S. Treasury Note, 2.125%, 12/31/2022	6,229

		43,870

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,397

	Total Bonds and Notes (Identified Cost $132,543)	134,631

Shares	Description	Value (†)
Exchange-Traded Funds — 9.3%
4,927	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $319,787)	$356,419

Affiliated Mutual Funds — 25.7%
5,676	Mirova Global Green Bond Fund, Class N	60,961
27,382	Mirova International Sustainable Equity Fund, Class N	372,937
9,812	WCM Focused Emerging Markets Fund, Institutional Class	196,838
14,400	WCM Focused International Growth Fund, Institutional Class	354,813

	Total Affiliated Mutual Funds (Identified Cost $890,828)	985,549

Principal Amount
Short-Term Investments — 4.9%
$187,959	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $187,959 on 2/01/2021 collateralized by $170,400 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $181,496; $10,100 U.S. Treasury Note, 2.750% due 4/30/2023 valued at $10,760 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $187,959)	187,959

	Total Investments — 101.1% (Identified Cost $3,441,838)	3,877,558
	Other assets less liabilities — (1.1)%	(41,288)

	Net Assets — 100.0%	$3,836,270

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	91.1%
Fixed Income	5.1
Short-Term Investments	4.9

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  84

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.5% of Net Assets
	Aerospace & Defense — 0.9%
17	Axon Enterprise, Inc.(a)	$2,791
100	Boeing Co. (The)	19,419
42	General Dynamics Corp.	6,161
3	L3Harris Technologies, Inc.	514
22	Moog, Inc., Class A	1,625
53	Raytheon Technologies Corp.	3,537

		34,047

	Air Freight & Logistics — 0.5%
167	Expeditors International of Washington, Inc.	14,950
29	United Parcel Service, Inc., Class B	4,495

		19,445

	Airlines — 0.1%
11	Alaska Air Group, Inc.	537
38	Delta Air Lines, Inc.	1,443
241	JetBlue Airways Corp.(a)	3,456

		5,436

	Auto Components — 0.5%
82	Aptiv PLC	10,955
15	BorgWarner, Inc.	630
163	Dana, Inc.	3,156
22	Visteon Corp.(a)	2,804

		17,545

	Automobiles — 0.5%
304	General Motors Co.	15,407
23	Thor Industries, Inc.	2,783

		18,190

	Banks — 2.9%
63	Ameris Bancorp	2,464
106	BancorpSouth Bank	2,931
547	Bank of America Corp.	16,219
271	Citigroup, Inc.	15,715
94	Citizens Financial Group, Inc.	3,425
86	Columbia Banking System, Inc.	3,313
9	Comerica, Inc.	515
55	Cullen/Frost Bankers, Inc.	5,073
34	Fifth Third Bancorp	984
186	Fulton Financial Corp.	2,492
90	Huntington Bancshares, Inc.	1,190
100	International Bancshares Corp.	3,781
146	KeyCorp	2,462
24	M&T Bank Corp.	3,179
134	People’s United Financial, Inc.	1,830
57	PNC Financial Services Group, Inc. (The)	8,181
139	Regions Financial Corp.	2,364
91	TCF Financial Corp.	3,536
158	Truist Financial Corp.	7,581
155	Trustmark Corp.	4,258
66	U.S. Bancorp	2,828
274	Wells Fargo & Co.	8,187
41	Wintrust Financial Corp.	2,468

		104,976

	Beverages — 1.5%
138	Coca-Cola Co. (The)	6,645
58	Constellation Brands, Inc., Class A	12,234
235	Keurig Dr Pepper, Inc.	7,473
263	Monster Beverage Corp.(a)	22,836
50	PepsiCo, Inc.	6,828

		56,016

	Biotechnology — 1.3%
32	AbbVie, Inc.	3,280
31	Amgen, Inc.	7,484
10	Biogen, Inc.(a)	2,826
67	BioMarin Pharmaceutical, Inc.(a)	5,546
84	Gilead Sciences, Inc.	5,511
15	Ligand Pharmaceuticals, Inc.(a)	2,780
42	Regeneron Pharmaceuticals, Inc.(a)	21,161

		48,588

	Building Products — 0.3%
20	Carrier Global Corp.	770
18	Johnson Controls International PLC	896
16	Lennox International, Inc.	4,408
48	Owens Corning	3,725
31	Trex Co., Inc.(a)	2,845

		12,644

	Capital Markets — 3.7%
9	Ameriprise Financial, Inc.	1,781
435	Bank of New York Mellon Corp. (The)	17,326
7	BlackRock, Inc.	4,909
330	Charles Schwab Corp. (The)	17,008
13	CME Group, Inc.	2,363
36	FactSet Research Systems, Inc.	10,884
56	Franklin Resources, Inc.	1,472
43	Goldman Sachs Group, Inc. (The)	11,660
23	Intercontinental Exchange, Inc.	2,538
18	Invesco Ltd.	371
75	Janus Henderson Group PLC	2,307
98	KKR & Co., Inc.	3,817
20	Moody’s Corp.	5,325
8	Morgan Stanley	537
19	MSCI, Inc.	7,511
81	Northern Trust Corp.	7,224
27	S&P Global, Inc.	8,559
145	SEI Investments Co.	7,663
290	State Street Corp.	20,300
6	T. Rowe Price Group, Inc.	939

		134,494

	Chemicals — 0.7%
6	Air Products & Chemicals, Inc.	1,601
17	DuPont de Nemours, Inc.	1,351
5	Ecolab, Inc.	1,022
41	HB Fuller Co.	2,086
31	Innospec, Inc.	2,721
36	Linde PLC	8,834
35	Minerals Technologies, Inc.	2,157
5	PPG Industries, Inc.	674
2	Sherwin-Williams Co. (The)	1,384
20	Stepan Co.	2,254

		24,084

	Commercial Services & Supplies — 0.3%
44	Healthcare Services Group, Inc.	1,426
21	MSA Safety, Inc.	3,279
8	Republic Services, Inc.	724
33	Tetra Tech, Inc.	4,012
9	Waste Management, Inc.	1,002

		10,443

	Communications Equipment — 0.7%
22	Arista Networks, Inc.(a)	6,766
50	Ciena Corp.(a)	2,669
267	Cisco Systems, Inc.	11,903
6	F5 Networks, Inc.(a)	1,176

See accompanying notes to financial statements.

85  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
30	Lumentum Holdings, Inc.(a)	2,814

		25,328

	Construction & Engineering — 0.2%
101	AECOM(a)	5,060
116	Fluor Corp.	2,006

		7,066

	Consumer Finance — 1.5%
526	Ally Financial, Inc.	19,904
113	American Express Co.	13,137
179	Capital One Financial Corp.	18,663
25	Green Dot Corp., Class A(a)	1,256
24	PROG Holdings, Inc.	1,132

		54,092

	Containers & Packaging — 0.2%
42	Ball Corp.	3,697
29	International Paper Co.	1,459
148	O-I Glass, Inc.	1,870

		7,026

	Distributors — 0.1%
27	Genuine Parts Co.	2,535

	Diversified Telecommunication Services — 0.3%
106	AT&T, Inc.	3,035
648	Lumen Technologies, Inc.	8,022

		11,057

	Electric Utilities — 0.8%
85	American Electric Power Co., Inc.	6,877
122	Edison International	7,096
19	Eversource Energy	1,662
27	IDACORP, Inc.	2,384
111	NextEra Energy, Inc.	8,977
33	PPL Corp.	913

		27,909

	Electrical Equipment — 0.7%
10	Acuity Brands, Inc.	1,202
202	Ballard Power Systems, Inc.(a)	6,902
30	Eaton Corp. PLC	3,531
18	Generac Holdings, Inc.(a)	4,436
19	Hubbell, Inc.	2,957
18	Rockwell Automation, Inc.	4,474
31	Sunrun, Inc.(a)	2,147

		25,649

	Electronic Equipment, Instruments & Components — 1.0%
6	Amphenol Corp., Class A	749
52	Avnet, Inc.	1,836
57	Cognex Corp.	4,682
12	Coherent, Inc.(a)	2,410
30	Corning, Inc.	1,076
70	Itron, Inc.(a)	6,021
11	Littelfuse, Inc.	2,677
10	Rogers Corp.(a)	1,561
80	TE Connectivity Ltd.	9,632
68	Trimble, Inc.(a)	4,482
101	Vishay Intertechnology, Inc.	2,177

		37,303

	Energy Equipment & Services — 0.4%
427	Archrock, Inc.	3,788
67	Baker Hughes Co.	1,346
68	NOV, Inc.	842
345	Schlumberger NV	7,662
	Energy Equipment & Services — continued
47	TechnipFMC PLC	$502

		14,140

	Entertainment — 1.3%
25	Activision Blizzard, Inc.	2,275
48	Cinemark Holdings, Inc.	971
38	Electronic Arts, Inc.	5,442
20	Netflix, Inc.(a)	10,648
173	Walt Disney Co. (The)(a)	29,093

		48,429

	Food & Staples Retailing — 0.2%
40	BJ’s Wholesale Club Holdings, Inc.(a)	1,683
44	Kroger Co. (The)	1,518
128	SpartanNash Co.	2,371
16	Sysco Corp.	1,144
37	Walgreens Boots Alliance, Inc.	1,859

		8,575

	Food Products — 0.5%
42	Campbell Soup Co.	2,021
22	Conagra Brands, Inc.	761
54	Darling Ingredients, Inc.(a)	3,349
31	General Mills, Inc.	1,801
54	Hain Celestial Group, Inc. (The)(a)	2,246
42	Hormel Foods Corp.	1,968
27	Ingredion, Inc.	2,038
8	J.M. Smucker Co. (The)	931
15	Kellogg Co.	884
8	McCormick & Co., Inc.	716

		16,715

	Gas Utilities — 0.2%
55	New Jersey Resources Corp.	1,926
34	ONE Gas, Inc.	2,486
62	South Jersey Industries, Inc.	1,432
68	UGI Corp.	2,447

		8,291

	Health Care Equipment & Supplies — 1.1%
27	Abbott Laboratories	3,337
7	Baxter International, Inc.	538
5	Becton Dickinson & Co.	1,309
18	Boston Scientific Corp.(a)	638
6	Cooper Cos., Inc. (The)	2,184
9	Danaher Corp.	2,141
13	DENTSPLY SIRONA, Inc.	695
28	Edwards Lifesciences Corp.(a)	2,312
32	Globus Medical, Inc., Class A(a)	1,974
15	Haemonetics Corp.(a)	1,714
29	Hill-Rom Holdings, Inc.	2,785
15	Hologic, Inc.(a)	1,196
8	Intuitive Surgical, Inc.(a)	5,981
20	Medtronic PLC	2,227
69	Meridian Bioscience, Inc.(a)	1,525
22	Merit Medical Systems, Inc.(a)	1,191
16	Penumbra, Inc.(a)	4,178
9	Quidel Corp.(a)	2,259
4	STERIS PLC	748
5	Stryker Corp.	1,105
5	Varian Medical Systems, Inc.(a)	878

		40,915

	Health Care Providers & Services — 2.2%
11	Amedisys, Inc.(a)	3,160
13	Anthem, Inc.	3,861

See accompanying notes to financial statements.

|  86

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
21	BioTelemetry, Inc.(a)	$1,501
87	Centene Corp.(a)	5,246
7	Chemed Corp.	3,625
17	Cigna Corp.	3,690
121	CVS Health Corp.	8,670
26	Encompass Health Corp.	2,090
97	HCA Healthcare, Inc.	15,760
18	Henry Schein, Inc.(a)	1,185
35	Humana, Inc.	13,409
16	Laboratory Corp. of America Holdings(a)	3,663
110	MEDNAX, Inc.(a)	3,000
50	Patterson Cos., Inc.	1,584
25	Quest Diagnostics, Inc.	3,229
17	UnitedHealth Group, Inc.	5,671

		79,344

	Health Care Technology — 0.4%
107	Allscripts Healthcare Solutions, Inc.(a)	1,766
131	Cerner Corp.	10,494
51	HMS Holdings Corp.(a)	1,878

		14,138

	Hotels, Restaurants & Leisure — 1.7%
2	Chipotle Mexican Grill, Inc.(a)	2,960
25	Dine Brands Global, Inc.	1,719
101	Hilton Worldwide Holdings, Inc.	10,240
35	Jack in the Box, Inc.	3,295
341	MGM Resorts International	9,739
11	Royal Caribbean Cruises Ltd.	715
39	Shake Shack, Inc., Class A(a)	4,423
141	Starbucks Corp.	13,650
106	Wendy’s Co. (The)	2,163
147	Yum China Holdings, Inc.	8,336
50	Yum! Brands, Inc.	5,075

		62,315

	Household Durables — 0.4%
90	KB Home	3,747
68	Meritage Homes Corp.(a)	5,458
8	Mohawk Industries, Inc.(a)	1,149
115	Taylor Morrison Home Corp.(a)	2,988

		13,342

	Household Products — 0.6%
4	Clorox Co. (The)	838
126	Colgate-Palmolive Co.	9,828
74	Kimberly-Clark Corp.	9,775

		20,441

	Independent Power & Renewable Electricity Producers — 0.5%
48	AES Corp. (The)	1,171
62	Boralex, Inc., Class A	2,428
97	NextEra Energy Partners LP	7,905
37	Ormat Technologies, Inc.	4,224
63	Sunnova Energy International, Inc.(a)	2,763

		18,491

	Industrial Conglomerates — 0.4%
15	Carlisle Cos., Inc.	2,174
1,020	General Electric Co.	10,894
6	Honeywell International, Inc.	1,172

		14,240

	Insurance — 1.7%
16	Aflac, Inc.	723
26	Allstate Corp. (The)	2,787
283	American International Group, Inc.	10,596
	Insurance — continued
46	Chubb Ltd.	6,701
49	First American Financial Corp.	2,562
18	Hanover Insurance Group, Inc. (The)	2,024
71	Hartford Financial Services Group, Inc. (The)	3,409
13	Lincoln National Corp.	591
29	Marsh & McLennan Cos., Inc.	3,187
166	MetLife, Inc.	7,993
42	Prudential Financial, Inc.	3,288
140	Reinsurance Group of America, Inc.	14,707
22	Travelers Cos., Inc. (The)	2,999

		61,567

	Interactive Media & Services — 2.8%
14	Alphabet, Inc., Class A(a)	25,583
19	Alphabet, Inc., Class C(a)	34,879
163	Facebook, Inc., Class A(a)	42,108

		102,570

	Internet & Direct Marketing Retail — 2.8%
105	Alibaba Group Holding Ltd., Sponsored ADR(a)	26,652
12	Amazon.com, Inc.(a)	38,474
7	Booking Holdings, Inc.(a)	13,610
295	eBay, Inc.	16,671
4	Etsy, Inc.(a)	796
5	Expedia Group, Inc.	621
391	Qurate Retail, Inc., Class A	4,927

		101,751

	IT Services — 3.0%
33	Accenture PLC, Class A	7,983
62	Akamai Technologies, Inc.(a)	6,884
87	Automatic Data Processing, Inc.	14,366
35	Cognizant Technology Solutions Corp., Class A	2,728
377	DXC Technology Co.	10,631
51	Fiserv, Inc.(a)	5,237
65	Gartner, Inc.(a)	9,874
48	MasterCard, Inc., Class A	15,182
15	Paychex, Inc.	1,310
145	Sabre Corp.	1,563
10	VeriSign, Inc.(a)	1,941
154	Visa, Inc., Class A	29,761
15	WEX, Inc.(a)	2,829

		110,289

	Leisure Products — 0.0%
65	Callaway Golf Co.	1,813

	Life Sciences Tools & Services — 0.8%
12	Agilent Technologies, Inc.	1,442
33	Illumina, Inc.(a)	14,072
6	IQVIA Holdings, Inc.(a)	1,067
63	NeoGenomics, Inc.(a)	3,340
28	Repligen Corp.(a)	5,600
7	Thermo Fisher Scientific, Inc.	3,568
6	Waters Corp.(a)	1,588

		30,677

	Machinery — 2.5%
37	AGCO Corp.	4,103
101	Caterpillar, Inc.	18,467
40	Cummins, Inc.	9,377
94	Deere & Co.	27,147
34	Flowserve Corp.	1,209
9	Illinois Tool Works, Inc.	1,748
50	ITT, Inc.	3,735
60	Kennametal, Inc.	2,273
40	Oshkosh Corp.	3,663

See accompanying notes to financial statements.

87  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
44	Parker-Hannifin Corp.	$11,643
11	Proto Labs, Inc.(a)	2,330
47	Terex Corp.	1,681
44	Toro Co. (The)	4,147

		91,523

	Media — 1.5%
3	Cable One, Inc.	6,000
22	Charter Communications, Inc., Class A(a)	13,366
448	Comcast Corp., Class A	22,207
21	Discovery, Inc., Series C(a)	736
61	Discovery, Inc., Series A(a)	2,527
42	Fox Corp., Class A	1,310
33	Interpublic Group of Cos., Inc. (The)	794
51	New York Times Co. (The), Class A	2,529
41	News Corp., Class A	795
49	Omnicom Group, Inc.	3,057

		53,321

	Metals & Mining — 0.3%
151	Cleveland-Cliffs, Inc.	2,316
85	Commercial Metals Co.	1,674
10	Nucor Corp.	487
38	Reliance Steel & Aluminum Co.	4,411
25	Royal Gold, Inc.	2,672

		11,560

	Multi-Utilities — 0.2%
50	Consolidated Edison, Inc.	3,539
21	DTE Energy Co.	2,493
19	Sempra Energy	2,351
11	WEC Energy Group, Inc.	978

		9,361

	Multiline Retail — 0.2%
218	Macy’s, Inc.	3,279
24	Target Corp.	4,348

		7,627

	Oil, Gas & Consumable Fuels — 1.1%
570	Apache Corp.	8,140
97	ConocoPhillips	3,883
71	Devon Energy Corp.	1,169
102	Diamondback Energy, Inc.	5,782
240	EOG Resources, Inc.	12,230
88	EQT Corp.	1,435
77	Kinder Morgan, Inc.	1,084
237	Marathon Oil Corp.	1,716
45	ONEOK, Inc.	1,792
264	Southwestern Energy Co.(a)	995
32	Valero Energy Corp.	1,806
45	World Fuel Services Corp.	1,377

		41,409

	Paper & Forest Products — 0.1%
63	Louisiana-Pacific Corp.	2,395

	Personal Products — 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	473

	Pharmaceuticals — 1.5%
40	Bristol-Myers Squibb Co.	2,457
12	Eli Lilly & Co.	2,496
22	Jazz Pharmaceuticals PLC(a)	3,421
131	Merck & Co., Inc.	10,096
163	Novartis AG, Sponsored ADR	14,747
61	Novo Nordisk A/S, Sponsored ADR	4,246
22	Perrigo Co. PLC	939
	Pharmaceuticals — continued
90	Pfizer, Inc.	3,231
273	Roche Holding AG, Sponsored ADR	11,851
5	Zoetis, Inc.	771

		54,255

	Professional Services — 0.3%
40	Exponent, Inc.	3,303
10	IHS Markit Ltd.	871
14	Insperity, Inc.	1,099
38	Korn Ferry	1,733
24	ManpowerGroup, Inc.	2,122
28	Nielsen Holdings PLC	625

		9,753

	Real Estate Management & Development — 0.2%
79	CBRE Group, Inc., Class A(a)	4,817
19	Jones Lang LaSalle, Inc.(a)	2,778

		7,595

	REITs – Apartments — 0.2%
69	American Campus Communities, Inc.	2,840
49	Camden Property Trust	5,005
19	Equity Residential	1,171

		9,016

	REITs – Diversified — 0.2%
21	American Tower Corp.	4,775
4	Crown Castle International Corp.	637
37	Weyerhaeuser Co.	1,154

		6,566

	REITs – Health Care — 0.1%
27	Ventas, Inc.	1,244
13	Welltower, Inc.	788

		2,032

	REITs – Hotels — 0.1%
84	Host Hotels & Resorts, Inc.	1,138
215	Park Hotels & Resorts, Inc.	3,586

		4,724

	REITs – Mortgage — 0.2%
103	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,092

	REITs – Office Property — 0.4%
7	Boston Properties, Inc.	639
104	Corporate Office Properties Trust	2,732
125	Douglas Emmett, Inc.	3,464
166	Easterly Government Properties, Inc.	3,643
52	Kilroy Realty Corp.	2,945

		13,423

	REITs – Shopping Centers — 0.1%
296	Brixmor Property Group, Inc.	5,011

	REITs – Storage — 0.0%
20	Iron Mountain, Inc.	673

	REITs – Warehouse/Industrials — 0.2%
33	CyrusOne, Inc.	2,407
43	ProLogis, Inc.	4,438

		6,845

	Road & Rail — 0.3%
18	CSX Corp.	1,544
22	Norfolk Southern Corp.	5,206
32	Ryder System, Inc.	2,003
14	Union Pacific Corp.	2,764

		11,517

See accompanying notes to financial statements.

|  88

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.0%
25	Advanced Micro Devices, Inc.(a)	$2,141
7	Analog Devices, Inc.	1,031
21	Applied Materials, Inc.	2,030
42	Cirrus Logic, Inc.(a)	3,935
74	Cree, Inc.(a)	7,480
23	Enphase Energy, Inc.(a)	4,194
92	First Solar, Inc.(a)	9,122
52	Ichor Holdings Ltd.(a)	1,877
101	Intel Corp.	5,607
4	Lam Research Corp.	1,936
11	Micron Technology, Inc.(a)	861
67	NVIDIA Corp.	34,813
115	QUALCOMM, Inc.	17,972
32	Silicon Laboratories, Inc.(a)	4,197
45	Texas Instruments, Inc.	7,456
18	Universal Display Corp.	4,155
5	Xilinx, Inc.	653

		109,460

	Software — 4.3%
19	Adobe, Inc.(a)	8,717
19	ANSYS, Inc.(a)	6,733
93	Autodesk, Inc.(a)	25,801
23	Blackbaud, Inc.	1,529
31	Bottomline Technologies, Inc.(a)	1,481
6	Citrix Systems, Inc.	800
11	Fair Isaac Corp.(a)	4,951
119	Microsoft Corp.	27,603
31	NortonLifeLock, Inc.	653
365	Oracle Corp.	22,057
21	Paylocity Holding Corp.(a)	3,937
30	PTC, Inc.(a)	3,987
22	Qualys, Inc.(a)	3,047
89	salesforce.com, Inc.(a)	20,075
34	SPS Commerce, Inc.(a)	3,362
92	Workday, Inc., Class A(a)	20,933

		155,666

	Specialty Retail — 1.0%
70	American Eagle Outfitters, Inc.	1,588
27	Asbury Automotive Group, Inc.(a)	3,850
2	AutoZone, Inc.(a)	2,237
16	Best Buy Co., Inc.	1,741
13	Five Below, Inc.(a)	2,285
34	Gap, Inc. (The)(a)	689
44	Home Depot, Inc. (The)	11,916
19	Lithia Motors, Inc., Class A	6,055
8	Lowe’s Cos., Inc.	1,335
19	Monro, Inc.	1,111
10	TJX Cos., Inc. (The)	640
4	Ulta Beauty, Inc.(a)	1,119
27	Williams-Sonoma, Inc.	3,481

		38,047

	Technology Hardware, Storage & Peripherals — 0.6%
643	Hewlett Packard Enterprise Co.	7,935
414	HP, Inc.	10,077
66	NCR Corp.(a)	2,202
13	Seagate Technology PLC	859

		21,073

	Textiles, Apparel & Luxury Goods — 0.5%
16	Deckers Outdoor Corp.(a)	4,672
489	Under Armour, Inc., Class A(a)	8,557
40	VF Corp.	3,075
	Textiles, Apparel & Luxury Goods — continued
59	Wolverine World Wide, Inc.	1,690

		17,994

	Thrifts & Mortgage Finance — 0.1%
85	Mr. Cooper Group, Inc.(a)	2,315
227	New York Community Bancorp, Inc.	2,374

		4,689

	Trading Companies & Distributors — 0.1%
21	GATX Corp.	1,949

	Water Utilities — 0.3%
28	American Water Works Co., Inc.	4,453
161	Essential Utilities, Inc.	7,454

		11,907

	Wireless Telecommunication Services — 0.2%
43	Shenandoah Telecommunications Co.	1,671
39	T-Mobile US, Inc.(a)	4,917

		6,588

	Total Common Stocks (Identified Cost $1,885,535)	2,174,460

Principal Amount
Bonds and Notes — 3.9%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,291

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,159
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,052
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,093
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,062
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,160
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,037
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,008
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,155
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,133
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,104
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,182
2,000	Truist Bank, 3.200%, 4/01/2024	2,168
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,163
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,136

		23,612

	Brokerage — 0.1%
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,047

	Construction Machinery — 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,015

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,070

	Electric — 0.1%
2,000	Entergy Corp., 0.900%, 9/15/2025	1,996
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,070
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,205

		6,271

See accompanying notes to financial statements.

89  |

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — 0.1%
$2,000	Mondelez International, Inc., 2.750%, 4/13/2030	$2,162

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,995

	Health Insurance — 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,169
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,450

		2,619

	Healthcare — 0.0%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,175

	Independent Energy — 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	2,031

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,095
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,174
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,514

		4,783

	Midstream — 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,092

	Mortgage Related — 0.4%
6,000	FNMA, 2.500%, 2/01/2051	6,319
6,068	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	6,389
3,339	FNMA, 3.500%, with various maturities in 2049(b)	3,547
633	FNMA, 4.000%, 3/01/2050	679
888	FNMA, 4.500%, 5/01/2049	965

		17,899

	Natural Gas — 0.1%
2,000	NiSource, Inc., 0.950%, 8/15/2025	2,002

	Oil Field Services — 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,083

	Pharmaceuticals — 0.0%
1,000	Johnson & Johnson, 1.300%, 9/01/2030	986

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,177

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,083

	Restaurants — 0.1%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,083

	Technology — 0.2%
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,196
2,000	Oracle Corp., 2.950%, 5/15/2025	2,176
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,970
2,000	VMware, Inc., 2.950%, 8/21/2022	2,072

		7,414

	Treasuries — 1.3%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,148
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,911
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	3,745
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,261
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,064
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,455
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,483
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,432
9,000	U.S. Treasury Note, 0.375%, 11/30/2025	8,986
	Treasuries — continued
4,000	U.S. Treasury Note, 1.125%, 9/30/2021	4,028
5,000	U.S. Treasury Note, 1.625%, 8/31/2022	5,119
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,344

		47,976

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,397

	Wirelines — 0.0%
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.321%, 5/15/2025(c)	1,029

	Total Bonds and Notes (Identified Cost $139,189)	141,292

Shares
Exchange-Traded Funds — 8.5%
4,312	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $284,756)	311,930

Affiliated Mutual Funds — 25.7%
5,324	Mirova Global Green Bond Fund, Class N	57,185
26,147	Mirova International Sustainable Equity Fund, Class N	356,124
9,379	WCM Focused Emerging Markets Fund, Institutional Class	188,138
13,700	WCM Focused International Growth Fund, Institutional Class	337,577

	Total Affiliated Mutual Funds (Identified Cost $836,905)	939,024

Principal Amount
Short-Term Investments — 3.4%
$126,130	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2021 at 0.000% to be repurchased at $126,130 on 2/01/2021 collateralized by $121,200 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $129,092 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $126,130)	126,130

	Total Investments — 101.0% (Identified Cost $3,272,515)	3,692,836
	Other assets less liabilities — (1.0)%	(35,485)

	Net Assets — 100.0%	$3,657,351

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2021 is disclosed.

See accompanying notes to financial statements.

|  90

Portfolio of Investments – as of January 31, 2021

Natixis Sustainable Future 2060 Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2021

Equity	92.1%
Fixed Income	5.5
Short-Term Investments	3.4

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

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|  92

Statements of Assets and Liabilities

January 31, 2021

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$2,112,160	$1,634,333	$4,284,477	$4,609,151
Affiliated investments at cost	1,724,756	1,080,892	2,354,674	2,333,843
Net unrealized appreciation on unaffiliated investments	293,580	183,687	450,925	624,242
Net unrealized appreciation on affiliated investments	128,666	53,295	137,386	199,600

Investments at value	4,259,162	2,952,207	7,227,462	7,766,836
Receivable for Fund shares sold	2,953	7,830	5,585	141,448
Receivable from investment adviser (Note 5)	23,362	23,824	23,242	23,677
Receivable for securities sold	18,795	529	482	434
Dividends and interest receivable	6,801	4,378	10,085	9,790
Dividends receivable from affiliates	391	238	470	321
Tax reclaims receivable	369	508	375	361
Prepaid expenses (Note 6)	1	1	—	—

TOTAL ASSETS	4,311,834	2,989,515	7,267,701	7,942,867

LIABILITIES
Payable for securities purchased	32,707	238	470	321
Payable for Fund shares redeemed	—	—	—	198,987
Deferred Trustees’ fees (Note 5)	15,824	15,815	15,796	15,791
Administrative fees payable (Note 5)	152	107	269	286
Audit and tax services fees payable	29,507	29,507	29,507	29,507
Other accounts payable and accrued expenses	29,636	31,486	29,870	33,136

TOTAL LIABILITIES	107,826	77,153	75,912	278,028

NET ASSETS	$4,204,008	$2,912,362	$7,191,789	$7,664,839

NET ASSETS CONSIST OF:
Paid-in capital	$3,775,376	$2,720,370	$6,582,914	$6,736,590
Accumulated earnings	428,632	191,992	608,875	928,249

NET ASSETS	$4,204,008	$2,912,362	$7,191,789	$7,664,839

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,204,008	$2,912,362	$7,191,789	$7,664,839

Shares of beneficial interest	405,336	310,829	629,509	640,173

Net asset value, offering and redemption price per share	$10.37	$9.37	$11.42	$11.97

See accompanying notes to financial statements.

93  |

Statements of Assets and Liabilities (continued)

January 31, 2021

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$4,517,939	$3,209,988	$4,126,302	$3,255,850	$2,551,010	$2,435,610
2,090,950	1,346,060	1,529,915	1,140,753	890,828	836,905
578,410	484,221	508,646	450,850	340,999	318,202
176,095	148,347	157,665	124,230	94,721	102,119

7,363,394	5,188,616	6,322,528	4,971,683	3,877,558	3,692,836
14,699	298,751	7,955	93,756	7,820	3,821
23,098	23,482	22,541	23,432	22,994	26,219
10,510	7,738	359	4,169	1,042	12,092
6,792	3,842	3,863	3,268	2,304	2,327
212	91	72	—	—	—
406	500	428	385	378	384
—	—	—	—	—	1

7,419,111	5,523,020	6,357,746	5,096,693	3,912,096	3,737,680

22,017	15,311	72	427	1,231	—
—	—	83	—	—	—
15,796	15,775	15,746	15,742	15,729	15,716
255	191	215	175	136	129
29,507	29,507	29,507	29,507	29,507	29,507
29,503	31,494	29,251	33,664	29,223	34,977

97,078	92,278	74,874	79,515	75,826	80,329

$7,322,033	$5,430,742	$6,282,872	$5,017,178	$3,836,270	$3,657,351

$6,389,059	$4,698,361	$5,585,605	$4,421,118	$3,397,849	$3,209,295
932,974	732,381	697,267	596,060	438,421	448,056

$7,322,033	$5,430,742	$6,282,872	$5,017,178	$3,836,270	$3,657,351

$7,322,033	$5,430,742	$6,282,872	$5,017,178	$3,836,270	$3,657,351

609,161	464,388	518,224	426,826	332,848	314,262

$12.02	$11.69	$12.12	$11.75	$11.53	$11.64

See accompanying notes to financial statements.

|  94

Statements of Operations

For the Year Ended January 31, 2021

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$33,536	$31,939	$48,108	$58,793
Dividends from affiliated investments	29,138	19,181	24,262	22,757
Interest	22,875	17,120	19,468	18,047
Less net foreign taxes withheld	(509)	(157)	(179)	(168)

	85,040	68,083	91,659	99,429

Expenses
Management fees (Note 5)	35,669	29,712	39,217	44,049
Administrative fees (Note 5)	2,687	2,138	2,860	3,129
Trustees’ fees and expenses (Note 5)	17,839	17,802	17,854	17,875
Transfer agent fees and expenses	1,424	1,568	1,464	1,728
Audit and tax services fees	32,661	32,661	32,661	32,661
Custodian fees and expenses	38,595	44,327	41,930	45,232
Legal fees (Note 6)	417	389	412	433
Registration fees	21,101	21,101	22,381	21,101
Regulatory filing fees	13,000	13,000	13,000	13,000
Shareholder reporting expenses	12,636	13,026	11,935	14,233
Miscellaneous expenses (Note 6)	11,852	11,877	11,689	11,745

Total expenses	187,881	187,601	195,403	205,186
Less waiver and/or expense reimbursement (Note 5)	(168,986)	(171,881)	(173,922)	(180,956)

Net expenses	18,895	15,720	21,481	24,230

Net investment income	66,145	52,363	70,178	75,199

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Unaffiliated investments	319,766	373,905	337,927	312,824
Affiliated investments	162,441	178,757	119,833	103,130
Distributions of capital gains received from affiliated investments	26,397	20,238	51,056	66,221
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	125,094	(9,478)	276,807	433,960
Affiliated investments	35,452	(37,379)	58,965	122,975

Net realized and unrealized gain on investments	669,150	526,043	844,588	1,039,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$735,295	$578,406	$914,766	$1,114,309

See accompanying notes to financial statements.

95  |

Statements of Operations (continued)

For the Year Ended January 31, 2021

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$59,578	$56,212	$55,050	$50,535	$43,065	$36,959
15,760	11,484	7,908	5,476	4,371	4,028
9,882	5,237	3,745	3,425	2,847	2,376
(209)	(224)	(189)	(193)	(174)	(138)

85,011	72,709	66,514	59,243	50,109	43,225

40,110	36,442	33,080	30,315	26,046	21,213
2,794	2,468	2,245	2,035	1,738	1,426
17,854	17,819	17,799	17,779	17,754	17,725
1,511	1,751	1,553	1,846	1,542	1,579
32,661	32,661	32,661	32,661	32,661	32,661
40,582	38,264	39,766	40,232	39,932	38,754
401	396	375	364	346	318
21,101	21,101	21,101	21,101	21,101	21,101
13,000	13,000	13,000	13,000	13,000	13,000
11,982	14,084	12,054	14,010	11,511	11,049
11,802	11,642	11,645	11,651	11,647	11,622

193,798	189,628	185,279	184,994	177,278	170,448
(170,764)	(169,439)	(166,382)	(167,403)	(161,869)	(158,120)

23,034	20,189	18,897	17,591	15,409	12,328

61,977	52,520	47,617	41,652	34,700	30,897

400,844	389,330	239,564	285,269	242,909	242,375
133,490	142,576	89,636	96,702	91,761	72,939
56,625	51,323	51,741	47,384	37,571	34,989

346,371	255,004	353,243	292,088	195,872	168,337
76,823	55,498	81,667	52,967	32,040	40,231

1,014,153	893,731	815,851	774,410	600,153	558,871

$1,076,130	$946,251	$863,468	$816,062	$634,853	$589,768

See accompanying notes to financial statements.

|  96

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$66,145	$82,696	$52,363	$82,274	$70,178	$70,718
Net realized gain on investments and distributions of capital gains received from affiliated investments	508,604	259,265	572,900	231,141	508,816	219,081
Net change in unrealized appreciation (depreciation) on investments	160,546	238,456	(46,857)	291,488	335,772	232,508

Net increase in net assets resulting from operations	735,295	580,417	578,406	604,903	914,766	522,307

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(605,621)	(322,135)	(706,173)	(285,054)	(589,169)	(285,723)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(2,116,817)	1,332,578	(2,966,175)	1,146,637	851,212	2,021,861

Net increase (decrease) in net assets	(1,987,143)	1,590,860	(3,093,942)	1,466,486	1,176,809	2,258,445
NET ASSETS
Beginning of the year	6,191,151	4,600,291	6,006,304	4,539,818	6,014,980	3,756,535

End of the year	$4,204,008	$6,191,151	$2,912,362	$6,006,304	$7,191,789	$6,014,980

See accompanying notes to financial statements.

97  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$75,199	$67,400	$61,977	$70,937	$52,520	$63,590
Net realized gain on investments and distributions of capital gains received from affiliated investments	482,175	290,381	590,959	259,790	583,229	247,544
Net change in unrealized appreciation (depreciation) on investments	556,935	226,711	423,194	301,347	310,502	288,202

Net increase in net assets resulting from operations	1,114,309	584,492	1,076,130	632,074	946,251	599,336

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(537,498)	(297,864)	(523,070)	(318,050)	(590,062)	(300,687)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	838,108	2,769,661	1,203,343	1,152,393	(587,824)	2,033,532

Net increase (decrease) in net assets	1,414,919	3,056,289	1,756,403	1,466,417	(231,635)	2,332,181
NET ASSETS
Beginning of the year	6,249,920	3,193,631	5,565,630	4,099,213	5,662,377	3,330,196

End of the year	$7,664,839	$6,249,920	$7,322,033	$5,565,630	$5,430,742	$5,662,377

See accompanying notes to financial statements.

|  98

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2021	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$47,617	$50,470	$41,652	$49,890	$34,700	$43,940
Net realized gain on investments and distributions of capital gains received from affiliated investments	380,941	219,629	429,355	245,116	372,241	204,494
Net change in unrealized appreciation (depreciation) on investments	434,910	169,511	345,055	179,402	227,912	158,295

Net increase in net assets resulting from operations	863,468	439,610	816,062	474,408	634,853	406,729

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(435,927)	(253,894)	(512,519)	(264,071)	(431,682)	(254,037)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	904,542	2,248,041	156,675	1,854,491	(544,538)	1,410,632

Net increase (decrease) in net assets	1,332,083	2,433,757	460,218	2,064,828	(341,367)	1,563,324
NET ASSETS
Beginning of the year	4,950,789	2,517,032	4,556,960	2,492,132	4,177,637	2,614,313

End of the year	$6,282,872	$4,950,789	$5,017,178	$4,556,960	$3,836,270	$4,177,637

See accompanying notes to financial statements.

99  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Year Ended January 31, 2021	Year Ended January 31, 2020
FROM OPERATIONS:
Net investment income	$30,897	$40,507
Net realized gain on investments and distributions of capital gains received from affiliated investments	350,303	197,433
Net change in unrealized appreciation (depreciation) on investments	208,568	147,193

Net increase in net assets resulting from operations	589,768	385,133

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(375,626)	(237,210)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	245,221	561,758

Net increase in net assets	459,363	709,681
NET ASSETS
Beginning of the year	3,197,988	2,488,307

End of the year	$3,657,351	$3,197,988

See accompanying notes to financial statements.

|  100

Financial Highlights

For a share outstanding throughout each period

	Sustainable Future 2015 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.70		$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17		0.23		0.15
Net realized and unrealized gain (loss)	1.25		1.02		(0.41)		1.19

Total from Investment Operations	1.37		1.19		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.18)		(0.23)		(0.16)
Net realized capital gains	(1.45)		(0.42)		(0.61)		(0.05)

Total Distributions	(1.70)		(0.60)		(0.84)		(0.21)

Net asset value, end of the period	$10.37		$10.70		$10.11		$11.13

Total return(b)	12.97%		11.81%		(1.28)%		13.42	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,204		$6,191		$4,600		$4,536
Net expenses(d)	0.31	%(e)	0.31	%(f)(g)	0.35	%(h)	0.38	%(i)(j)
Gross expenses	3.08	%(e)	3.70	%(f)	4.04	%(h)	3.57	%(i)(j)
Net investment income	1.09%		1.62%		2.10%		1.49	%(i)
Portfolio turnover rate	61%		73%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

101  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2020 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.66		$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.17		0.22		0.14
Net realized and unrealized gain (loss)	1.38		1.06		(0.46)		1.39

Total from Investment Operations	1.49		1.23		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.18)		(0.23)		(0.15)
Net realized capital gains	(2.49)		(0.36)		(0.90)		(0.04)

Total Distributions	(2.78)		(0.54)		(1.13)		(0.19)

Net asset value, end of the period	$9.37		$10.66		$9.97		$11.34

Total return(b)	14.26%		12.31%		(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,912		$6,006		$4,540		$4,617
Net expenses(d)	0.32	%(e)	0.32	%(f)(g)	0.38	%(h)	0.41	%(i)(j)
Gross expenses	3.88	%(e)	3.69	%(f)	4.10	%(h)	3.58	%(i)(j)
Net investment income	1.08%		1.60%		1.98%		1.40	%(i)
Portfolio turnover rate	95%		74%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  102

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2025 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.89		$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17		0.21		0.13
Net realized and unrealized gain (loss)	1.41		1.12		(0.54)		1.59

Total from Investment Operations	1.53		1.29		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.17)		(0.20)		(0.14)
Net realized capital gains	(0.84)		(0.45)		(0.79)		(0.04)

Total Distributions	(1.00)		(0.62)		(0.99)		(0.18)

Net asset value, end of the period	$11.42		$10.89		$10.22		$11.54

Total return(b)	14.35%		12.73%		(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,192		$6,015		$3,757		$3,518
Net expenses(d)	0.33	%(e)	0.34	%(f)(g)	0.42	%(h)	0.45	%(i)(j)
Gross expenses	3.00	%(e)	4.18	%(f)	4.88	%(h)	4.41	%(i)(j)
Net investment income	1.08%		1.59%		1.88%		1.30	%(i)
Portfolio turnover rate	84%		67%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

103  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2030 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.15		$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17		0.19		0.12
Net realized and unrealized gain (loss)	1.60		1.19		(0.60)		1.86

Total from Investment Operations	1.72		1.36		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.72)		(0.46)		(0.81)		(0.05)

Total Distributions	(0.90)		(0.60)		(0.99)		(0.19)

Net asset value, end of the period	$11.97		$11.15		$10.39		$11.79

Total return(b)	15.88%		13.12%		(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,665		$6,250		$3,194		$3,033
Net expenses(d)	0.34	%(e)	0.37	%(f)(g)	0.48	%(h)	0.50	%(i)(j)
Gross expenses	2.88	%(e)	4.37	%(f)	5.34	%(h)	5.04	%(i)(j)
Net investment income	1.06%		1.55%		1.68%		1.22	%(i)
Portfolio turnover rate	69%		80%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  104

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2035 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.24		$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.16		0.17		0.11
Net realized and unrealized gain (loss)	1.70		1.33		(0.67)		2.08

Total from Investment Operations	1.81		1.49		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.17)		(0.17)		(0.13)
Net realized capital gains	(0.86)		(0.54)		(0.88)		(0.05)

Total Distributions	(1.03)		(0.71)		(1.05)		(0.18)

Net asset value, end of the period	$12.02		$11.24		$10.46		$12.01

Total return(b)	16.62%		14.29%		(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,322		$5,566		$4,099		$3,112
Net expenses(d)	0.36	%(e)	0.39	%(f)(g)	0.52	%(h)	0.55	%(i)(j)
Gross expenses	3.05	%(e)	3.95	%(f)	5.12	%(h)	5.03	%(i)(j)
Net investment income	0.97%		1.47%		1.52%		1.13	%(i)
Portfolio turnover rate	89%		63%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

105  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2040 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.18		$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.16		0.16		0.11
Net realized and unrealized gain (loss)	1.85		1.29		(0.75)		2.26

Total from Investment Operations	1.95		1.45		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(1.25)		(0.55)		(1.02)		(0.05)

Total Distributions	(1.44)		(0.70)		(1.18)		(0.17)

Net asset value, end of the period	$11.69		$11.18		$10.43		$12.20

Total return(b)	18.04%		13.94%		(4.19)%		23.80	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,431		$5,662		$3,330		$3,096
Net expenses(d)	0.36	%(e)	0.39	%(f)(g)	0.56	%(h)	0.59	%(i)(j)
Gross expenses	3.38	%(e)	4.45	%(f)	5.40	%(h)	5.04	%(i)(j)
Net investment income	0.94%		1.50%		1.42%		1.04	%(i)
Portfolio turnover rate	64%		63%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  106

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2045 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.17		$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.89		1.37		(0.81)		2.39

Total from Investment Operations	1.99		1.53		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.86)		(0.59)		(1.11)		(0.06)

Total Distributions	(1.04)		(0.74)		(1.27)		(0.18)

Net asset value, end of the period	$12.12		$11.17		$10.38		$12.31

Total return(b)	18.30%		14.73%		(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,283		$4,951		$2,517		$2,568
Net expenses(d)	0.37	%(e)	0.40	%(f)(g)	0.58	%(h)	0.61	%(i)(j)
Gross expenses	3.63	%(e)	5.12	%(f)	6.46	%(h)	5.97	%(i)(j)
Net investment income	0.93%		1.45%		1.32%		0.97	%(i)
Portfolio turnover rate	72%		58%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

107  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2050 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.15		$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.92		1.35		(0.84)		2.45

Total from Investment Operations	2.02		1.51		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.15)		(0.16)		(0.11)
Net realized capital gains	(1.24)		(0.62)		(1.12)		(0.06)

Total Distributions	(1.42)		(0.77)		(1.28)		(0.17)

Net asset value, end of the period	$11.75		$11.15		$10.41		$12.38

Total return(b)	18.94	%(c)	14.57%		(4.82)%		25.64	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,017		$4,557		$2,492		$2,514
Net expenses(e)	0.38	%(f)	0.41	%(g)(h)	0.59	%(i)	0.62	%(j)(k)
Gross expenses	4.00	%(f)	5.24	%(g)	6.42	%(i)	6.00	%(j)(k)
Net investment income	0.90%		1.43%		1.29%		0.94	%(j)
Portfolio turnover rate	80%		75%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  108

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2055 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.11		$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.86		1.40		(0.83)		2.45

Total from Investment Operations	1.96		1.56		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.16)		(0.16)		(0.11)
Net realized capital gains	(1.34)		(0.72)		(1.11)		(0.06)

Total Distributions	(1.54)		(0.88)		(1.27)		(0.17)

Net asset value, end of the period	$11.53		$11.11		$10.43		$12.38

Total return(b)	18.07%		14.93%		(4.80)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,836		$4,178		$2,614		$2,534
Net expenses(d)	0.39	%(e)	0.42	%(f)(g)	0.59	%(h)	0.62	%(i)(j)
Gross expenses	4.49	%(e)	5.63	%(f)	6.44	%(h)	5.98	%(i)(j)
Net investment income	0.88%		1.42%		1.27%		0.94	%(i)
Portfolio turnover rate	71%		64%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

109  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Sustainable Future 2060 Fund—Class N
	Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.03		$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.95		1.38		(0.82)		2.45

Total from Investment Operations	2.05		1.54		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.17)		(0.16)		(0.11)
Net realized capital gains	(1.25)		(0.74)		(1.15)		(0.06)

Total Distributions	(1.44)		(0.91)		(1.31)		(0.17)

Net asset value, end of the period	$11.64		$11.03		$10.40		$12.38

Total return(b)	19.09%		14.78%		(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,657		$3,198		$2,488		$2,575
Net expenses(d)	0.38	%(e)	0.42	%(f)(g)	0.59	%(h)	0.62	%(i)(j)
Gross expenses	5.25	%(e)	6.03	%(f)	6.45	%(h)	5.97	%(i)(j)
Net investment income	0.95%		1.45%		1.29%		0.94	%(i)
Portfolio turnover rate	79%		64%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  110

Notes to Financial Statements

January 31, 2021

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

On September 10, 2020, the Board of Trustees approved several changes to the Funds including (i) an investment strategy change and name change for the existing Mirova Carbon Neutral U.S. Equity Segment of each Fund; (ii) revisions to the Funds’ advisory and sub-advisory agreements to reduce the sub-advisory fee rate for the existing Loomis Sayles Core Fixed Income Segment of each Fund; and (iii) removal of references to certain underlying segments of the Funds to which Natixis Advisors, L.P. (“Natixis Advisors”) will no longer allocate assets. Effective October 30, 2020, Mirova Carbon Neutral U.S. Equity Segment’s name changed to “Mirova Climate Ambition U.S. Equity Segment.”

On December 3, 2020, the Board of Trustees approved the termination of the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”). Effective December 31, 2020, Wilshire no longer serves as a subadviser to the Funds and the responsibilities previously handled by Wilshire are now handled directly by Natixis Advisors.

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day,

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the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, corporate actions, distribution re-designations, return of capital distributions received, capital gain distribution received and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2021 and 2020 was as follows:

	2021 Distributions			2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$267,785	$337,836	$605,621	$156,559	$165,576	$322,135
Sustainable Future 2020 Fund	355,113	351,060	706,173	177,667	107,387	285,054
Sustainable Future 2025 Fund	283,245	305,924	589,169	150,416	135,307	285,723
Sustainable Future 2030 Fund	319,330	218,168	537,498	157,746	140,118	297,864
Sustainable Future 2035 Fund	259,380	263,690	523,070	186,903	131,147	318,050
Sustainable Future 2040 Fund	246,499	343,563	590,062	147,146	153,541	300,687
Sustainable Future 2045 Fund	196,192	239,735	435,927	99,913	153,981	253,894
Sustainable Future 2050 Fund	235,300	277,219	512,519	112,587	151,484	264,071
Sustainable Future 2055 Fund	180,418	251,264	431,682	104,280	149,757	254,037
Sustainable Future 2060 Fund	144,087	231,539	375,626	81,555	155,655	237,210

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$26,518	$18,154	$39,298	$63,009	$85,646
Undistributed long-term capital gains	34,574	16,716	69,918	114,464	171,276

Total undistributed earnings	61,092	34,870	109,216	177,473	256,922

Unrealized appreciation	383,364	172,937	515,455	766,567	691,848

Total accumulated earnings	$444,456	$207,807	$624,671	$944,040	$948,770

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	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Undistributed ordinary income	$57,641	$33,178	$32,286	$22,534	$27,843
Undistributed long-term capital gains	102,762	55,269	50,732	33,894	44,597

Total undistributed earnings	160,403	88,447	83,018	56,428	72,440

Unrealized appreciation	587,753	624,566	528,785	397,723	391,332

Total accumulated earnings	$748,156	$713,013	$611,803	$454,151	$463,772

As of January 31, 2021, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$3,875,798	$2,779,270	$6,712,007	$7,000,269	$6,671,546

Gross tax appreciation	$407,204	$196,694	$566,323	$827,279	$747,680
Gross tax depreciation	(23,840)	(23,757)	(50,868)	(60,712)	(55,832)

Net tax appreciation	$383,364	$172,937	$515,455	$766,567	$691,848

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$4,600,863	$5,697,962	$4,442,898	$3,479,835	$3,301,504

Gross tax appreciation	$643,194	$700,125	$583,358	$440,658	$432,275
Gross tax depreciation	(55,441)	(75,559)	(54,573)	(42,935)	(40,943)

Net tax appreciation	$587,753	$624,566	$528,785	$397,723	$391,332

f.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of January 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an

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entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2021, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,258,157	$—	$—	$1,258,157
Bonds and Notes(a)	—	878,779	—	878,779
Exchange-Traded Funds	168,046	—	—	168,046
Affiliated Mutual Funds	1,853,422	—	—	1,853,422
Short-Term Investments	—	100,758	—	100,758

Total	$3,279,625	$979,537	$—	$4,259,162

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,072,581	$—	$—	$1,072,581
Bonds and Notes(a)	—	551,544	—	551,544
Exchange-Traded Funds	139,037	—	—	139,037
Affiliated Mutual Funds	1,134,187	—	—	1,134,187
Short-Term Investments	—	54,858	—	54,858

Total	$2,345,805	$606,402	$—	$2,952,207

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,821,128	$—	$—	$2,821,128
Bonds and Notes(a)	—	1,220,773	—	1,220,773
Exchange-Traded Funds	387,525	—	—	387,525
Affiliated Mutual Funds	2,492,060	—	—	2,492,060
Short-Term Investments	—	305,976	—	305,976

Total	$5,700,713	$1,526,749	$—	$7,227,462

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,430,020	$—	$—	$3,430,020
Bonds and Notes(a)	—	1,102,060	—	1,102,060
Exchange-Traded Funds	506,525	—	—	506,525
Affiliated Mutual Funds	2,533,443	—	—	2,533,443
Short-Term Investments	—	194,788	—	194,788

Total	$6,469,988	$1,296,848	$—	$7,766,836

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,784,226	$—	$—	$3,784,226
Bonds and Notes(a)	—	648,057	—	648,057
Exchange-Traded Funds	499,508	—	—	499,508
Affiliated Mutual Funds	2,267,045	—	—	2,267,045
Short-Term Investments	—	164,558	—	164,558

Total	$6,550,779	$812,615	$—	$7,363,394

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,814,574	$—	$—	$2,814,574
Bonds and Notes(a)	—	279,595	—	279,595
Exchange-Traded Funds	343,398	—	—	343,398
Affiliated Mutual Funds	1,494,407	—	—	1,494,407
Short-Term Investments	—	256,642	—	256,642

Total	$4,652,379	$536,237	$—	$5,188,616

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,572,091	$—	$—	$3,572,091
Bonds and Notes(a)	—	236,224	—	236,224
Exchange-Traded Funds	533,724	—	—	533,724
Affiliated Mutual Funds	1,687,580	—	—	1,687,580
Short-Term Investments	—	292,909	—	292,909

Total	$5,793,395	$529,133	$—	$6,322,528

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,944,928	$—	$—	$2,944,928
Bonds and Notes(a)	—	196,871	—	196,871
Exchange-Traded Funds	419,789	—	—	419,789
Affiliated Mutual Funds	1,264,983	—	—	1,264,983
Short-Term Investments	—	145,112	—	145,112

Total	$4,629,700	$341,983	$—	$4,971,683

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,213,000	$—	$—	$2,213,000
Bonds and Notes(a)	—	134,631	—	134,631
Exchange-Traded Funds	356,419	—	—	356,419
Affiliated Mutual Funds	985,549	—	—	985,549
Short-Term Investments	—	187,959	—	187,959

Total	$3,554,968	$322,590	$—	$3,877,558

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,174,460	$—	$—	$2,174,460
Bonds and Notes(a)	—	141,292	—	141,292
Exchange-Traded Funds	311,930	—	—	311,930
Affiliated Mutual Funds	939,024	—	—	939,024
Short-Term Investments	—	126,130	—	126,130

Total	$3,425,414	$267,422	$—	$3,692,836

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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4.  Purchases and Sales of Securities.  For the year ended January 31, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$601,902	$835,168	$2,874,725	$5,184,505
Sustainable Future 2020 Fund	604,405	909,010	3,792,818	6,957,342
Sustainable Future 2025 Fund	707,086	670,783	4,733,350	4,559,723
Sustainable Future 2030 Fund	407,304	384,716	4,751,426	4,324,071
Sustainable Future 2035 Fund	342,834	344,133	5,790,907	5,101,015
Sustainable Future 2040 Fund	172,734	196,611	3,293,654	4,812,246
Sustainable Future 2045 Fund	129,028	135,295	3,773,434	3,434,032
Sustainable Future 2050 Fund	135,399	125,529	3,435,174	3,861,976
Sustainable Future 2055 Fund	106,992	114,987	2,567,357	3,585,704
Sustainable Future 2060 Fund	110,511	109,946	2,436,227	2,626,138

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Active Index Advisors® division (“AIA”), makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and, prior to October 30, 2020, the AIA Emerging Markets ESG Segment of each Fund. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis.

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) with respect to the Mirova Climate Ambition U.S. Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers.

Effective December 31, 2020, the aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, and (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment, each payable to Natixis Advisors as adviser; (iv) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (v) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vi) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser; (vii) 0.25% of the average daily net assets of the Mirova Climate Ambition U.S. Equity Segment, payable by the Fund directly to Mirova US as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.

Prior to December 31, 2020, Natixis Advisors had also entered into a subadvisory agreement with Wilshire, pursuant to which Wilshire performed certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, which are now handled directly by Natixis Advisors. The aggregate management fee paid by each Fund included fees paid to Wilshire equal to the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applied to the Funds in the aggregate, payable by each Fund directly to Wilshire as sub-adviser. The aggregate management fee paid by each Fund was subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets

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of each segment managed directly by Natixis Advisors; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Prior to October 30, 2020, the aggregate management fee paid by each Fund included fees with respect to the Loomis Sayles Core Fixed Income Segment of 0.20% of the average daily net assets of such segment, payable by the Fund directly to Loomis Sayles as sub-adviser, and fees with respect to the AIA Emerging Markets ESG Segment of 0.25% of the average daily net assets of such segment, payable to Natixis Advisors as adviser.

Management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment and, prior to October 30, 2020, the AIA Emerging Markets ESG Segment were voluntarily waived.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the year ended January 31, 2021, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below its expense limit, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2021, the management fees and waivers/reimbursements of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-Adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
						Gross	Net
Sustainable Future 2015 Fund	$35,669	$1,146	$732	$33,791	—	0.59%	—
Sustainable Future 2020 Fund	29,712	1,032	777	27,903	—	0.61%	—
Sustainable Future 2025 Fund	39,217	1,552	1,223	36,442	—	0.60%	—
Sustainable Future 2030 Fund	44,049	2,016	1,487	40,546	—	0.62%	—
Sustainable Future 2035 Fund	40,110	2,010	1,496	36,604	—	0.63%	—
Sustainable Future 2040 Fund	36,442	1,918	1,456	33,068	—	0.65%	—
Sustainable Future 2045 Fund	33,080	1,780	1,441	29,859	—	0.65%	—
Sustainable Future 2050 Fund	30,315	1,667	1,454	27,194	—	0.66%	—
Sustainable Future 2055 Fund	26,046	1,424	1,255	23,367	—	0.66%	—
Sustainable Future 2060 Fund	21,213	1,167	1,010	19,036	—	0.65%	—

[1]	Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG Segments is subject to possible recovery until January 31, 2022.
[2]	Voluntary waiver of Natixis Advisors’ management fee is not subject to recovery under the expense limitation agreements described above.
[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2022.

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For the year ended January 31, 2021, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):

Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$33,791	$133,317	$167,108
Sustainable Future 2020 Fund	27,903	142,169	170,072
Sustainable Future 2025 Fund	36,442	134,705	171,147
Sustainable Future 2030 Fund	40,546	136,907	177,453
Sustainable Future 2035 Fund	36,604	130,654	167,258
Sustainable Future 2040 Fund	33,068	132,997	166,065
Sustainable Future 2045 Fund	29,859	133,302	163,161
Sustainable Future 2050 Fund	27,194	137,088	164,282
Sustainable Future 2055 Fund	23,367	135,823	159,190
Sustainable Future 2060 Fund	19,036	136,907	155,943

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2022.

No expenses were recovered during the year ended January 31, 2021 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$2,687
Sustainable Future 2020 Fund	2,138
Sustainable Future 2025 Fund	2,860
Sustainable Future 2030 Fund	3,129
Sustainable Future 2035 Fund	2,794
Sustainable Future 2040 Fund	2,468
Sustainable Future 2045 Fund	2,245
Sustainable Future 2050 Fund	2,035
Sustainable Future 2055 Fund	1,738
Sustainable Future 2060 Fund	1,426

d.   Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of January 31, 2021, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Sustainable Future 2015 Fund	45.27%
Sustainable Future 2020 Fund	14.64%
Sustainable Future 2030 Fund	6.82%
Sustainable Future 2055 Fund	13.35%
Sustainable Future 2060 Fund	43.25%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Payment by Affiliates.  For the year ended January 31, 2021, Natixis Advisors reimbursed Sustainable Future 2060 Fund $5,797 in connection with a trading error.

g.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended January 31, 2021, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$814,794	$189,664	$538,470	$56,079	$21,492	$543,559	$7,182
Loomis Sayles Limited Term Government and Agency Fund, Class N	715,181	215,767	461,653	9,188	(454)	478,029	9,230
Mirova Global Green Bond Fund, Class N	684,150	159,302	420,983	34,043	(19,786)	436,726	18,300
Mirova International Sustainable Equity Fund, Class N	448,734	188,118	529,755	62,135	6,340	175,572	17,921
WCM Focused Emerging Markets Fund, Institutional Class	—	39,634	1,599	185	6,287	44,507	388
WCM Focused International Growth Fund, Institutional Class	—	159,671	7,026	811	21,573	175,029	2,514

	$2,662,859	$952,156	$1,959,486	$162,441	$35,452	$1,853,422	$55,535

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$518,655	$248,276	$566,360	$48,843	$(6,271)	$243,143	$3,546
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,284	322,453	662,838	13,351	(5,487)	282,763	6,744
Mirova Global Green Bond Fund, Class N	615,575	284,576	639,840	36,570	(27,552)	269,329	12,150
Mirova International Sustainable Equity Fund, Class N	510,216	261,646	688,563	79,341	(23,864)	138,776	14,463
WCM Focused Emerging Markets Fund, Institutional Class	—	54,763	1,479	195	8,798	62,277	541
WCM Focused International Growth Fund, Institutional Class	—	124,045	3,600	457	16,997	137,899	1,975

	$2,259,730	$1,295,759	$2,562,680	$178,757	$(37,379)	$1,134,187	$39,419

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,163	$198,061	$166,352	$16,537	$15,712	$386,121	$3,675
Loomis Sayles Limited Term Government and Agency Fund, Class N	482,941	311,142	242,335	5,304	386	557,438	6,572
Mirova Global Green Bond Fund, Class N	515,436	275,445	239,863	19,991	(15,315)	555,694	19,914
Mirova International Sustainable Equity Fund, Class N	634,081	292,739	608,619	76,837	(9,952)	385,086	37,742
WCM Focused Emerging Markets Fund, Institutional Class	—	194,194	3,747	633	27,229	218,309	1,893
WCM Focused International Growth Fund, Institutional Class	—	351,469	3,493	531	40,905	389,412	5,522

	$1,954,621	$1,623,050	$1,264,409	$119,833	$58,965	$2,492,060	$75,318

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$322,480	$152,429	$114,892	$8,293	$24,974	$393,284	$3,672
Loomis Sayles Limited Term Government and Agency Fund, Class N	357,919	159,301	131,761	2,917	1,654	390,030	4,946
Mirova Global Green Bond Fund, Class N	429,745	201,925	128,130	8,021	(4,183)	507,378	17,312
Mirova International Sustainable Equity Fund, Class N	810,571	305,260	672,958	78,171	8,315	529,359	53,782
WCM Focused Emerging Markets Fund, Institutional Class	—	219,988	16,019	2,065	33,883	239,917	2,184
WCM Focused International Growth Fund, Institutional Class	—	442,099	30,619	3,663	58,332	473,475	7,082

	$1,920,715	$1,481,002	$1,094,379	$103,130	$122,975	$2,533,443	$88,978

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$209,556	$222,862	$137,448	$13,677	$8,351	$316,998	$2,646
Loomis Sayles Limited Term Government and Agency Fund, Class N	209,352	202,229	136,386	3,382	(1,086)	277,491	3,011
Mirova Global Green Bond Fund, Class N	239,601	252,709	139,638	11,716	(8,507)	355,881	10,791
Mirova International Sustainable Equity Fund, Class N	736,642	399,794	693,673	93,163	(10,588)	525,338	46,874
WCM Focused Emerging Markets Fund, Institutional Class	—	269,345	43,879	3,464	33,555	262,485	2,166
WCM Focused International Growth Fund, Institutional Class	—	557,346	91,680	8,088	55,098	528,852	6,897

	$1,395,151	$1,904,285	$1,242,704	$133,490	$76,823	$2,267,045	$72,385

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$158,340	$75,669	$108,126	$10,357	$4,548	$140,788	$1,532
Loomis Sayles Limited Term Government and Agency Fund, Class N	126,556	72,020	87,314	2,037	(517)	112,782	1,644
Mirova Global Green Bond Fund, Class N	221,691	107,451	135,748	9,324	(5,751)	196,967	7,322
Mirova International Sustainable Equity Fund, Class N	872,982	169,376	710,234	112,535	(17,498)	427,161	44,458
WCM Focused Emerging Markets Fund, Institutional Class	—	206,750	25,014	3,617	28,241	213,594	1,944
WCM Focused International Growth Fund, Institutional Class	—	388,748	36,814	4,706	46,475	403,115	5,907

	$1,379,569	$1,020,014	$1,103,250	$142,576	$55,498	$1,494,407	$62,807

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,746	$98,939	$28,004	$2,860	$2,992	$132,533	$814
Loomis Sayles Limited Term Government and Agency Fund, Class N	83,527	58,115	42,911	873	36	99,640	1,087
Mirova Global Green Bond Fund, Class N	83,514	53,335	38,049	2,092	(1,504)	99,388	2,814
Mirova International Sustainable Equity Fund, Class N	850,917	214,406	606,267	83,549	(7,864)	534,741	46,193
WCM Focused Emerging Markets Fund, Institutional Class	—	249,739	678	100	33,799	282,960	2,152
WCM Focused International Growth Fund, Institutional Class	—	485,239	1,291	162	54,208	538,318	6,589

	$1,073,704	$1,159,773	$717,200	$89,636	$81,667	$1,687,580	$59,649

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$77,764	$55,131	$54,919	$2,340	$(2,098)	$78,218	$2,527
Mirova International Sustainable Equity Fund, Class N	818,734	223,748	632,133	92,642	(24,275)	478,716	42,531
WCM Focused Emerging Markets Fund, Institutional Class	—	226,224	6,537	1,007	31,212	251,906	2,007
WCM Focused International Growth Fund, Institutional Class	—	412,354	5,052	713	48,128	456,143	5,795

	$896,498	$917,457	$698,641	$96,702	$52,967	$1,264,983	$52,860

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$67,160	$43,827	$50,700	$2,822	$(2,148)	$60,961	$2,037
Mirova International Sustainable Equity Fund, Class N	707,089	152,483	546,351	87,237	(27,521)	372,937	33,672
WCM Focused Emerging Markets Fund, Institutional Class	—	175,830	4,276	611	24,673	196,838	1,604
WCM Focused International Growth Fund, Institutional Class	—	323,948	7,262	1,091	37,036	354,813	4,629

	$774,249	$696,088	$608,589	$91,761	$32,040	$985,549	$41,942

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$51,629	$35,974	$30,759	$1,839	$(1,498)	$57,185	$1,856
Mirova International Sustainable Equity Fund, Class N	543,568	124,670	365,149	69,725	(16,690)	356,124	31,331
WCM Focused Emerging Markets Fund, Institutional Class	—	169,540	5,161	435	23,324	188,138	1,500
WCM Focused International Growth Fund, Institutional Class	—	309,876	8,334	940	35,095	337,577	4,330

	$595,197	$640,060	$409,403	$72,939	$40,231	$939,024	$39,017

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund, Mirova International Sustainable Equity Fund, WCM Focused Emerging Markets Fund and WCM Focused International Growth Fund are available, without charge, on the Funds’ website at im.natixis.com.

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h.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the year ended January 31, 2021, Sustainable Future 2020 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,100,000 at a weighted average interest rate of 1.19%. Interest expense incurred on the line of credit was $36. Sustainable Future 2035 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $683,333 at a weighted average interest rate of 1.15%. Interest expense incurred on the line of credit was $131.

7.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Sustainable Future 2015 Fund	3	49.77%	45.27%	95.04%
Sustainable Future 2020 Fund	4	65.86%	14.64%	80.50%
Sustainable Future 2025 Fund	3	78.59%	—	78.59%
Sustainable Future 2030 Fund	3	53.29%	6.82%	60.11%
Sustainable Future 2035 Fund	5	68.06%	—	68.06%
Sustainable Future 2040 Fund	5	45.58%	—	45.58%
Sustainable Future 2045 Fund	4	55.43%	—	55.43%
Sustainable Future 2050 Fund	5	48.97%	—	48.97%
Sustainable Future 2055 Fund	4	38.09%	13.35%	51.44%
Sustainable Future 2060 Fund	1	16.54%	43.25%	59.79%

Retirement plan omnibus accounts and omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

8. Risk.  Global markets have experienced periods of high volatility triggered by the ongoing public health emergency known as coronavirus (“Covid-19”). As the situation continues, the extent and duration of the impact that the Covid-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the Covid-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

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Notes to Financial Statements (continued)

January 31, 2021

9.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	188,689	$1,958,189	107,062	$1,155,616
Issued in connection with the reinvestment of distributions	58,720	605,621	30,103	322,135
Redeemed	(420,475)	(4,680,627)	(13,798)	(145,173)

Increase (decrease) from capital share transactions	(173,066)	$(2,116,817)	123,367	$1,332,578

Sustainable Future 2020 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	431,269	$4,536,134	90,230	$957,399
Issued in connection with the reinvestment of distributions	75,137	706,173	26,705	285,054
Redeemed	(758,792)	(8,208,482)	(8,948)	(95,816)

Increase (decrease) from capital share transactions	(252,386)	$(2,966,175)	107,987	$1,146,637

Sustainable Future 2025 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	415,638	$4,756,099	175,466	$1,921,703
Issued in connection with the reinvestment of distributions	52,480	589,169	26,164	285,723
Redeemed	(390,946)	(4,494,056)	(17,020)	(185,565)

Increase from capital share transactions	77,172	$851,212	184,610	$2,021,861

Sustainable Future 2030 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	381,814	$4,318,284	291,513	$3,187,950
Issued in connection with the reinvestment of distributions	47,072	537,498	26,543	297,864
Redeemed	(349,011)	(4,017,674)	(65,153)	(716,153)

Increase from capital share transactions	79,875	$838,108	252,903	$2,769,661

Sustainable Future 2035 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	546,038	$6,078,089	81,597	$903,262
Issued in connection with the reinvestment of distributions	45,133	523,070	28,066	318,050
Redeemed	(477,220)	(5,397,816)	(6,174)	(68,919)

Increase from capital share transactions	113,951	$1,203,343	103,489	$1,152,393

127  |

Notes to Financial Statements (continued)

January 31, 2021

9.  Capital Shares (continued).

Sustainable Future 2040 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	268,284	$3,104,116	184,391	$2,004,238
Issued in connection with the reinvestment of distributions	52,226	590,062	26,710	300,687
Redeemed	(362,463)	(4,282,002)	(24,195)	(271,393)

Increase (decrease) from capital share transactions	(41,953)	$(587,824)	186,906	$2,033,532

Sustainable Future 2045 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	325,175	$3,804,645	191,315	$2,137,833
Issued in connection with the reinvestment of distributions	37,547	435,927	22,418	253,894
Redeemed	(287,685)	(3,336,030)	(12,959)	(143,686)

Increase from capital share transactions	75,037	$904,542	200,774	$2,248,041

Sustainable Future 2050 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	261,010	$2,983,171	190,146	$2,093,770
Issued in connection with the reinvestment of distributions	45,699	512,519	23,410	264,071
Redeemed	(288,755)	(3,339,015)	(44,077)	(503,350)

Increase from capital share transactions	17,954	$156,675	169,479	$1,854,491

Sustainable Future 2055 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	166,800	$1,914,874	107,604	$1,210,350
Issued in connection with the reinvestment of distributions	38,539	431,682	22,553	253,971
Redeemed	(248,490)	(2,891,094)	(4,861)	(53,689)

Increase (decrease) from capital share transactions	(43,151)	$(544,538)	125,296	$1,410,632

Sustainable Future 2060 Fund

	Year Ended January 31, 2021		Year Ended January 31, 2020
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	195,588	$2,218,316	32,812	$361,010
Issued in connection with the reinvestment of distributions	33,287	375,626	21,137	237,210
Redeemed	(204,604)	(2,348,721)	(3,304)	(36,462)

Increase from capital share transactions	24,271	$245,221	50,645	$561,758

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund and Natixis Sustainable Future 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund and Natixis Sustainable Future 2060 Fund (ten of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the “Funds”) as of January 31, 2021, the related statements of operations for the year ended January 31, 2021, the statements of changes in net assets for each of the two years in the period ended January 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended January 31, 2021 and for the period February 28, 2017 (commencement of operations) through January 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2021 and each of the financial highlights for each of the three years in the period ended January 31, 2021 and for the period February 28, 2017 (commencement of operations) through January 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2021 by correspondence with the custodian, transfer agent and brokers: when replies were not received from brokers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2021

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

129  |

2021 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the calendar year ended January 31, 2021, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2020, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	10.80%
Sustainable Future 2020 Fund	7.74%
Sustainable Future 2025 Fund	13.47%
Sustainable Future 2030 Fund	14.59%
Sustainable Future 2035 Fund	18.19%
Sustainable Future 2040 Fund	18.84%
Sustainable Future 2045 Fund	22.35%
Sustainable Future 2050 Fund	17.11%
Sustainable Future 2055 Fund	18.92%
Sustainable Future 2060 Fund	20.28%

Corporate Dividends Received Deduction.  For the year ended January 31, 2021, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	10.27%
Sustainable Future 2020 Fund	9.64%
Sustainable Future 2025 Fund	14.97%
Sustainable Future 2030 Fund	20.11%
Sustainable Future 2035 Fund	21.74%
Sustainable Future 2040 Fund	24.15%
Sustainable Future 2045 Fund	29.24%
Sustainable Future 2050 Fund	27.98%
Sustainable Future 2055 Fund	26.80%
Sustainable Future 2060 Fund	27.52%

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2021.

Fund	Amount
Sustainable Future 2015 Fund	$337,836
Sustainable Future 2020 Fund	351,060
Sustainable Future 2025 Fund	305,924
Sustainable Future 2030 Fund	218,168
Sustainable Future 2035 Fund	263,690
Sustainable Future 2040 Fund	343,563
Sustainable Future 2045 Fund	239,735
Sustainable Future 2050 Fund	277,219
Sustainable Future 2055 Fund	251,264
Sustainable Future 2060 Fund	231,539

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Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds’ Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Edmond J. English (1953)	Trustee since 2013 Chairperson of Governance Committee and Audit Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	54 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Contract Review Committee Member and Governance Committee Member	Retired	54 Director of Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of Contract Review Committee	Retired	54 Director of Abt Associates Inc. (research and consulting); Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

131  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts	54 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member and Governance Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	54 Director, Sterling Bancorp (bank)	Experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	54 Director, FutureFuel.io (chemicals and biofuels)	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since January 2021 Trustee since 2009 Ex Officio member of Audit Committee, Contract Review Committee and Governance Committee	Professor of Finance at Babson College	54 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member and Governance Committee Member	Retired	54 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Kirk A. Sykes (1958)	Trustee since 2019 Contract Review Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance); formerly, President of Urban Strategy America Fund (real estate fund manager)

54

Trustee, Eastern Bank (bank); Director of Apartment Investment and Management Company (real estate investment trust); formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)

Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Audit Committee and Governance Committee Member	Retired; formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	54 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L. P.	54 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

133  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES – continued

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	54 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer Chief Compliance Officer and Anti-Money Laundering Officer	Since 2016 Since 2020	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

135  |

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Martin T. Meehan, Ms. Maureen Mitchell, Mr. James Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/19-1/31/20	2/1/20-1/31/21	2/1/19-1/31/20	2/1/20-1/31/21	2/1/19-1/31/20	2/1/20-1/31/21	2/1/19-1/31/20	2/1/20-1/31/21
Natixis Funds Trust IV	$310,972	$314,081	$28	$30	$78,780	$78,780	$—	$—

1. Audit-related fees consist of:

2020 & 2021– Performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

2. Tax fees consist of:

2020 & 2021 – review of the Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during the fiscal years ended 2020 and 2021 were $78,808 and $78,810 respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, L.P. (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/19-1/31/20	2/1/20-1/31/21	2/1/19-1/31/20	2/1/20-1/31/21	2/1/19-1/31/20	2/1/20-1/31/21
Control Affiliates	$—	$—	$26,750	$18,255	$—	$63,023

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/19-1/31/20	2/1/20-1/31/21
Control Affiliates	$377,557	$356,050

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 5, 2022

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	April 5, 2022